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      As filed with the Securities and Exchange Commission on September 17, 2003
                                                            File No.: 333-107707

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/__/  Pre-Effective Amendment No. ___        /X/  Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

--------------------------------------------------------------------------------
Exact Name of Registrant as Specified in Charter: Area Code and Telephone Number:

         The UBS Funds                                    (312) 222-7100
--------------------------------------------------------------------------------
Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

                One North Wacker Drive, Chicago, Illinois 60606
--------------------------------------------------------------------------------
Name and Address of Agent for Service:       Approximate Date of Proposed
(Number and Street)(City)(State)(Zip Code)   Public Offering:

Amy R. Doberman, Esq.                        As soon as practicable after
51 West 52nd Street                          this Registration Statement
New York, NY  10019-6114                     becomes effective under the
                                             Securities Act of 1933, as amended.
-------------------------------------------- -----------------------------------
                                   Copies to:

                              Bruce G. Leto, Esq.
                     Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
--------------------------------------------------------------------------------

              Calculation of Fee under the Securities Act of 1933:

Title of Securities Being Registered:  Shares of beneficial interest,  par value
$0.001  per  share,  of UBS U.S.  Small Cap  Growth  Fund.  No Filing Fee is due
because the Registrant relies on Section 24(f) of the Investment  Company Act of
1940, as amended.

It is proposed that this filing will become effective immediately upon filing.

The UBS Funds has executed this Registration Statement.

                          UBS Enhanced NASDAQ-100 Fund
                 (a series of UBS Mutual Funds Securities Trust)

Dear Shareholder:

     Enclosed is a Notice of a Special Meeting of  Shareholders  (the "Meeting")
of the UBS Enhanced NASDAQ-100 Fund (the "Nasdaq-100  Fund"),  which is a series of UBS Mutual Funds  Securities  Trust.  The Meeting has been called for October
29, 2003 at 10:00 a.m.  Eastern  time, at 51 West 52nd Street,  16th Floor,  New
York, New York 10019-6114. The accompanying Prospectus/Proxy Statement describes a proposal  being  presented  for your  consideration  and requests  your prompt attention  and vote  via the  enclosed  proxy  card or by  telephone  or via the
Internet.

                   Please take a moment to fill out, sign and
                         return the enclosed Proxy Card!

     The Meeting is  extremely  important.  You are being asked to consider  and approve an Agreement and Plan of Reorganization  (the "Agreement and Plan") that would result in your shares of the Nasdaq-100 Fund being exchanged for shares of the UBS U.S.  Small Cap Growth Fund (the "Small Cap Fund"),  a series of The UBS
Funds.  If the  shareholders  of the  Nasdaq-100  Fund approve the Agreement and
Plan, it is presently  expected that the Nasdaq -100 Fund would liquidate all of its current holdings.  The Small Cap Fund would acquire substantially all of the
Nasdaq-100  Fund's  assets,  which  will then  consist  of cash,  subject to the liabilities  of the  Nasdaq-100  Fund.  You will receive shares of the Small Cap
Fund equal in value to your shares of the Nasdaq-100 Fund. You will no longer be a shareholder of the  Nasdaq-100  Fund, but will instead be a shareholder of the
Small Cap Fund.

     It is expected that the merger  contemplated by the Agreement and Plan will be a taxable event to shareholders of the Nasdaq-100 Fund. As a result,  you may recognize  gain or loss for  federal  income  tax  purposes  as a result  of the exchange of your shares of the Nasdaq-100 Fund for shares of the Small Cap Fund.

     The Small Cap Fund and the  Nasdaq-100  Fund invest  principally  in equity securities, as described in the Prospectus/Proxy  Statement. The Small Cap Fund,
like the  Nasdaq-100  Fund,  is  advised  and  sub-advised  by asset  management subsidiaries  of UBS AG. By merging the Nasdaq-100 Fund into the Small Cap Fund,
UBS Global Asset Management believes that Nasdaq-100 Fund shareholders will have the opportunity to benefit from the Small Cap Fund's small cap growth investment strategy.  Nasdaq-100 Fund  shareholders  should also benefit from the Small Cap
Fund's actively managed, diversified investment portfolio and broader investment mandate.  The  combination  of the two funds  will  create a larger  fund with a larger asset base that may provide certain economies of scale, which may benefit shareholders as well as the Small Cap Fund's investment advisor.

     Please take the time to review the entire  Prospectus/Proxy  Statement  and vote now! Whether or not you plan to attend the Meeting, please vote your shares by mail, by telephone or via the Internet. If you determine at a later date that you wish to attend the Meeting, you may revoke your proxy and vote in person.

     Thank you for your prompt attention and participation.

                                              Very truly yours,

                                              /a/ Joseph A. Varnas
                                              Joseph A. Varnas
                                              President

                          UBS ENHANCED NASDAQ-100 FUND
                 (a series of UBS Mutual Funds Securities Trust)

                               51 West 52nd Street
                             New York, NY 10019-6114

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                         To be held on October 29, 2003

To the Shareholders:

     NOTICE  IS  HEREBY  GIVEN  that a  Special  Meeting  of  Shareholders  (the
"Meeting") of UBS Enhanced  NASDAQ-100 Fund (the "Nasdaq-100 Fund"), a series of
UBS Mutual Funds Securities Trust (the "Securities  Trust"),  has been called by the Board of Trustees of the  Securities  Trust and will be held at 51 West 52nd
Street, 16th Floor, New York, New York 10019-6114,  on October 29, 2003 at 10:00
a.m Eastern time. The Meeting is being called for the following purposes:

     1.   To  vote  on an  Agreement  and  Plan of  Reorganization  between  the
          Securities Trust, on behalf of the Nasdaq-100 Fund, and The UBS Funds, on  behalf of the UBS U.S.  Small Cap  Growth  Fund  (the  "Small  Cap
          Fund"), that provides for: (i) the acquisition of substantially all of the assets,  subject to the  liabilities,  of the  Nasdaq-100  Fund in exchange  for  shares  of the  Small  Cap  Fund;  (ii)  the  pro  rata distribution  of shares of the Small Cap Fund to the  shareholders  of the Nasdaq-100  Fund; and (iii) the liquidation and dissolution of the
          Nasdaq-100 Fund.

     2.   To  transact  such other  business  as may  properly  come  before the
          Meeting or any adjournment thereof.

     The transaction contemplated by the Agreement and Plan of Reorganization is described in the attached Prospectus/Proxy  Statement. A copy of the form of the
Agreement  and  Plan  of   Reorganization  is  attached  as  Exhibit  A  to  the
Prospectus/Proxy Statement.

     Shareholders  of record of the Nasdaq-100  Fund as of the close of business on August 27, 2003 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.  Whether or not you plan to attend the Meeting, please vote your shares by  returning  the proxy card by mail in the  enclosed  postage-paid envelope or by voting by telephone or via the Internet. Your vote is important.

                                          By Order of the Board of Trustees,

                                          /s/ Amy R. Doberman
                                          Amy R. Doberman
                                          Secretary
September 17, 2003

To secure the largest possible representation and to save the expense of further mailings,  please mark your proxy card,  sign it, and return it in the  enclosed envelope,  which  requires  no postage if mailed in the  United  States.  If you prefer,  you may instead vote by telephone or via the  Internet.  You may revoke your proxy at any time at or before the  Meeting or vote in person if you attend the Meeting.

                           PROSPECTUS/PROXY STATEMENT

                               September 17, 2003

                          Acquisition of the Assets of
                          UBS ENHANCED NASDAQ-100 FUND
                 (a series of UBS Mutual Funds Securities Trust)
                               51 West 52nd Street
                          New York, New York 10019-6114
                                 (800) 647-1568

                        By and in exchange for shares of
                         UBS U.S. SMALL CAP GROWTH FUND
                           (a series of The UBS Funds)
                             One North Wacker Drive
                             Chicago, Illinois 60606
                                 (800) 647-1568

     This  Prospectus/Proxy  Statement solicits proxies to be voted at a Special
Meeting of  Shareholders  (the  "Meeting") of UBS Enhanced  NASDAQ-100 Fund (the
"Nasdaq-100  Fund"),  a  series  of  UBS  Mutual  Funds  Securities  Trust  (the
"Securities  Trust"),  to  approve  or  disapprove  an  Agreement  and  Plan  of
Reorganization (the "Agreement and Plan").

     The Meeting will be held at 51 West 52nd Street,  16th Floor, New York, New
York  10019-6114,  on October 29, 2003 at 10:00 a.m.  Eastern time. The Board of
Trustees  of the  Securities  Trust,  on  behalf  of  the  Nasdaq-100  Fund,  is soliciting these proxies. This Prospectus/Proxy  Statement will first be sent to shareholders on or about September 17, 2003.

     If  shareholders  of the Nasdaq-100  Fund vote to approve the Agreement and
Plan,  substantially  all of the  assets,  subject  to the  liabilities,  of the
Nasdaq-100  Fund will be  acquired  by the UBS U.S.  Small Cap Growth  Fund (the
"Small Cap Fund"),  a series of The UBS Funds (the  "Trust"),  in  exchange  for shares of the Small Cap Fund.  Shareholders of each class of the Nasdaq-100 Fund
(Class A, Class B, Class C and Class Y) will receive shares of the corresponding class of the Small  Cap Fund  (Class  A,  Class B,  Class C or Class Y) equal in value to their  investment in the Nasdaq-100 Fund. The Nasdaq-100 Fund will then be liquidated.

     The Small Cap Fund's  investment  objective is to provide long-term capital appreciation. The Nasdaq-100 Fund's investment objective is to seek higher total return over the long term than the Nasdaq-100 Index.

     This  Prospectus/Proxy  Statement provides  information about the Small Cap
Fund that you should  know  before  investing.  You should  retain it for future reference.  A Statement of  Additional  Information,  dated  September 17, 2003, relating to this Prospectus/Proxy Statement, contains more information about the
Small  Cap  Fund,  the  Nasdaq-100  Fund and the  proposed  reorganization.  The
Statement  of  Additional  Information  has been filed with the  Securities  and
Exchange  Commission  ("SEC") and is incorporated  herein by reference.  You can request  a free copy of the  Statement  of  Additional  Information  by  calling
1-800-647-1568,  or by writing to the Small Cap Fund at 51 West 52nd Street, New
York, New York 10019-6114, Attn. Secretary.

     The following documents, which are intended to provide you with information about the Small Cap Fund, accompany this Prospectus/Proxy Statement:

     o    Prospectus of the Small Cap Fund, dated September 30, 2002 (as revised
          September 15, 2003), (the "Small Cap Fund Prospectus"); and

     o    Annual  Report to  Shareholders  of the Small Cap Fund for the  fiscal year ended June 30, 2003 (the "Small Cap Fund Annual Report").

     The  Small  Cap Fund  Prospectus  and  Small  Cap Fund  Annual  Report  are
incorporated  herein by reference,  which means they are legally considered part of this Prospectus/Proxy Statement.

     Documents  providing  information about the Nasdaq-100 Fund have been filed with the SEC and are  listed  below.  You can  request a free copy of any of the following documents by calling  1-800-647-1568,  or by writing to the Nasdaq-100
Fund at 51 West 52nd Street, New York, New York 10019-6114, Attn. Secretary:

     o    Prospectus  of  the  Nasdaq-100  Fund,  dated  January  28,  2003,  as
          supplemented   through   the  date  hereof   (the   "Nasdaq-100   Fund
          Prospectus");

     o    Statement of Additional  Information  of the  Nasdaq-100  Fund,  dated
          January  28,  2003,  as  supplemented  through  the date  hereof  (the
          "Nasdaq-100 Fund SAI");

     o    Annual Report to  Shareholders  of the Nasdaq-100  Fund for the fiscal year ended September 30, 2002 (the  "Nasdaq-100  Fund Annual Report");
          and

     o    Semi-Annual  Report to Shareholders of the Nasdaq-100 Fund for the six
          months  ended  March  31,  2003  (the   "Nasdaq-100  Fund  Semi-Annual
          Report").

     Each of the documents  listed above is  incorporated by reference into this
Prospectus/Proxy Statement.

     As with all mutual  funds,  the SEC has not approved or  disapproved  these securities or passed upon the adequacy of this Prospectus/Proxy  Statement.  Any representation to the contrary is a criminal offense.

     Mutual fund shares are not deposits or  obligations  of, or  guaranteed  or endorsed  by, any bank,  and are not  insured by the Federal  Deposit  Insurance
Corporation,  the Federal  Reserve Board, or any other U.S.  government  agency.
Mutual fund shares  involve  investment  risks,  including  the possible loss of principal.

                           Prospectus/Proxy Statement
                                TABLE OF CONTENTS
                                                                           Page
                                                                           ----

   What are the investment objective and policies of the Small
      Cap Fund?..............................................................4
COMPARISONS OF SOME IMPORTANT FEATURES.......................................4
   How do the investment objectives and policies of the Funds compare?...............................................................4
   How do the principal risks of investing in the Nasdaq-100 Fund compare to the principal risks of investing in the Small
      Cap Fund?..............................................................5
   Who manages the Funds?....................................................6
   What are the fees and expenses of each Fund and what might they

         Administrative, Transfer Agency, Accounting and

   How do shareholders rights and obligations of the Funds
      compare?..............................................................18
   What are the assets of the Funds and what might the
      capitalization be after the Merger?...................................19
ADDITIONAL INFORMATION ABOUT THE INVESTMENT OBJECTIVE AND
   POLICIES OF THE SMALL CAP FUND...........................................20
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES............................21
   Are there any significant differences between the investment objectives and policies of the Funds?.................................21
   What are the principal risk factors associated with investments

                                     SUMMARY

     This  is  only  a  summary  of  certain   information   contained  in  this
Prospectus/Proxy Statement. You should read the more complete information in the rest of this  Prospectus/Proxy  Statement,  including  the  Agreement  and  Plan
(attached as Exhibit A), the Small Cap Fund  Prospectus  (included as Exhibit B)
and the Small Cap Fund Annual Report (included as Exhibit C).

What is the purpose of the proposal?

     The Board of Trustees of the Securities Trust (the "Securities Trust Board"
or the "Securities  Trust Trustees") has approved the Agreement and Plan for the
Nasdaq-100 Fund and recommends that  shareholders of the Nasdaq-100 Fund vote to approve the Agreement and Plan. If  shareholders  of the Nasdaq-100 Fund approve the Agreement and Plan, it is presently  expected that the Nasdaq-100 Fund would liquidate all of its current  holdings,  and substantially all of the Nasdaq-100
Fund's assets, which will then consist of cash (subject to its liabilities) will be  transferred  to the Small Cap Fund, in exchange for an equal value of shares of the  Small  Cap  Fund.  These  shares  of the  Small  Cap Fund  will  then be distributed  to  the  Nasdaq-100  Fund's  shareholders.  As  illustrated  in the following chart,  shareholders of each class of the Nasdaq-100 Fund will receive shares of the corresponding  class of the Small Cap Fund equal in value to their investment in the Nasdaq-100 Fund:

=====================================   ====================================
        Shareholders who own:                       Will receive:
=====================================   ====================================
Class A Shares of the Nasdaq-100 Fund   Class A Shares of the Small Cap Fund
 ("Nasdaq-100 Fund Class A Shares")     ("Small Cap Fund Class A Shares")
=====================================   ====================================
Class B Shares of the Nasdaq-100 Fund   Class B Shares of the Small Cap Fund
 ("Nasdaq-100 Fund Class B Shares")       ("Small Cap Fund Class B Shares")
=====================================   ====================================
Class C Shares of the Nasdaq-100 Fund   Class C Shares of the Small Cap Fund
 ("Nasdaq-100 Fund Class C Shares")       ("Small Cap Fund Class C Shares")
=====================================   ====================================
Class Y Shares of the Nasdaq-100 Fund   Class Y Shares of the Small Cap Fund
 ("Nasdaq-100 Fund Class Y Shares")       ("Small Cap Fund Class Y Shares")
=====================================   ====================================

The  Nasdaq-100  Fund  will  then be  liquidated.  As a result  of the  proposed transaction,  which is referred  to in this  Prospectus/Proxy  Statement  as the
"Merger," you will cease to be a shareholder of the Nasdaq-100 Fund and you will become a shareholder of the Small Cap Fund. This exchange,  which is intended to be a taxable  transaction for federal income tax purposes,  will occur on a date agreed upon between the Securities Trust and the Trust.

     The Small Cap Fund is a series of the Trust, an investment  company that is advised  by  UBS  Global  Asset  Management  (Americas)  Inc.  ("UBS  Global  AM
(Americas)")  and  sub-advised  by UBS Global Asset  Management  (New York) Inc.
("UBS Global AM (New York)").  The Nasdaq-100 Fund is a series of the Securities
Trust, an investment company that is advised by UBS Global Asset Management (US)
Inc. ("UBS Global AM") and  sub-advised by DSI  International  Management,  Inc.
("DSI").  UBS Global AM (Americas),  UBS Global AM (New York), UBS Global AM and
DSI are indirect,  wholly owned subsidiaries of UBS AG. In this Prospectus/Proxy
Statement,  the Small Cap Fund and the Nasdaq-100 Fund are each referred to as a
"Fund," and together as the "Funds."

Why is the Merger being proposed?

     UBS  Global  AM has  reviewed  its  mutual  funds and  determined  that the
Nasdaq-100 Fund, which is managed based on the enhanced indexing strategy of its sub-advisor,  DSI, is unlikely to attract  additional

                                        1

assets  and is not a viable  investment  product,  given the  Nasdaq-100  Fund's current  asset size.  UBS Global AM has  reimbursed  the  Nasdaq-100  Fund for a portion of its expenses since the Fund's inception,  and UBS Global AM currently is obligated to continue this expense waiver until January, 31, 2004. UBS Global
AM may  determine  not to continue the expense  waiver for the  Nasdaq-100  Fund after  January 31, 2004. In addition,  UBS Global AM has recently  determined to focus  primarily  on its core  investment  capabilities,  which  will no  longer include enhanced indexing products such as the Nasdaq-100 Fund.

     In addition, UBS Global Asset Management has decided to organize into three distinct global investment  platforms:  Core Asset  Management,  Alternative and
Quantitative  Investments  ("AQI") and Real Estate.  DSI will be integrated into the AQI  platform,  which  will  enable  DSI to  manage  alternative  investment products, such as hedge funds. Due to certain compliance implications, including possible  conflicts of interest  that may arise if DSI were to manage both hedge funds and mutual funds, DSI has decided to cease managing mutual funds.

     Given the above  considerations,  Nasdaq-100 Fund's  management  determined that a merger  of the Fund  would be in the  best  interests  of the  Nasdaq-100
Fund's  shareholders.  Consequently,  the Nasdaq-100 Fund's management submitted the  proposed  Merger  for  the  approval  of the  Securities  Trust  Board.  In evaluating the proposed Merger,  the Securities Trust Board considered,  as more fully  described  below under  "REASONS FOR THE MERGER," the following  factors, among others:

     o    The perceived volatility of a small cap growth fund, such as the Small
          Cap Fund, is similar to the perceived  volatility of a Nasdaq-oriented fund, such as the Nasdaq-100 Fund.

     o    For a period of one year  following  the  closing of the  Merger,  the expense ratio of each class of shares of the Small Cap Fund will be no higher than the expense ratio of the corresponding  class of shares of the  Nasdaq-100  Fund.  This is due to the  agreement of UBS Global AM
          (Americas) to waive a portion of its advisory fees.

     o    If the Merger is approved by shareholders  of the Nasdaq-100  Fund, it is contemplated that the investment advisory fee payable to UBS Global
          AM (Americas) by the Small Cap Fund will be contractually reduced from
          1.00%  to  0.85%  of  the  Fund's   average   daily  net  assets  upon
          consummation of the Merger.

     o    The  combined  fund will have a larger asset base and may benefit from economies of scale and any  corresponding  reduction in expenses  that result from such larger asset base.

     o    A  taxable  Merger  will  not be  adverse  to  the  vast  majority  of
          Nasdaq-100  Fund  shareholders  because  of  the  accumulated  deficit
          (consisting  of accumulated  capital and other losses,  and unrealized depreciation of investments) experienced by the Nasdaq-100 Fund in its holdings  since the Fund's  inception  in  calendar  year  2000;  as a result, Nasdaq-100 Fund shareholders who have experienced a decline in the net asset value of their Fund shares may  recognize a taxable loss on the  exchange  of their  Nasdaq-100  Fund shares for Small Cap Fund shares.  Based on the records of the Fund's transfer agent, as of June
          30, 2003, the vast majority of the Nasdaq-100 Fund shareholders  owned their  shares at a loss.  As a result,  UBS  Global AM  believes  that relatively few  shareholders  of the Nasdaq-100  Fund will recognize a gain because of the Merger (based upon current net asset values).

     o    UBS Global AM will bear all expenses  incurred in connection  with the
          Merger.

     o    Nasdaq-100 Fund  shareholders will not pay a front-end sales charge to become  shareholders  of the  Small  Cap Fund in  connection  with the
          Merger.

                                        2

     o    Shareholders  of the Nasdaq-100  Fund will not experience any dilution in the value of their investments as a result of the Merger.

After consideration of these factors,  and for the reasons set forth below under
"REASONS FOR THE MERGER,"  the  Securities  Trust  Trustees  concluded  that the
Merger is in the best interests of the shareholders of the Nasdaq-100 Fund.

What would happen if the Merger is not approved?

     If the shareholders of the Nasdaq-100 Fund do not approve the Agreement and
Plan,  the  Merger  will not take  place,  and the  Securities  Trust  Board may consider other possible courses of action, including liquidation and dissolution of the Nasdaq-100 Fund.

                      THE SECURITIES TRUST BOARD RECOMMENDS
                THAT YOU VOTE TO APPROVE THE AGREEMENT AND PLAN.

How will the shareholder voting be handled?

     Shareholders of the Nasdaq-100 Fund who own shares at the close of business on August 27, 2003 (the "Record  Date") will be entitled to vote at the Meeting.
Shareholders  will be entitled to one vote for each full share and a  fractional vote for each fractional share that they hold. To approve the  reorganization of the  Nasdaq-100  Fund into the Small Cap Fund, a majority (as defined  under the
Investment  Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting shares of the Nasdaq-100 Fund must be voted in favor of the Agreement and
Plan.

     Please  vote  by  proxy  as  soon  as  you  receive  this  Prospectus/Proxy
Statement.  You may cast your vote by completing  and signing the enclosed proxy card, or by telephone or via the Internet.  If you return your signed proxy card or vote by telephone or via the Internet,  your votes will be officially cast at the Meeting by the persons  appointed  as proxies.  You can revoke your proxy or change  your  voting  instructions  at any time  until  the vote is taken at the
Meeting. For more details about shareholder voting, see the "VOTING INFORMATION"
section of this Prospectus/Proxy Statement.

What are the general tax consequences of the Merger?

     It is anticipated  that the Merger will be a taxable event to  shareholders of the  Nasdaq-100  Fund. If  shareholders  of the  Nasdaq-100  Fund approve the reorganization,  it  is  currently  expected  that  the  Nasdaq-100  Fund  would liquidate all of its current holdings and transfer cash to the Small Cap Fund in connection  with the Merger.  Because of this  expectation  and the  significant differences  in the Funds'  investment  objectives  and the manner in which each
Fund seeks to achieve its  investment  objective,  it is  contemplated  that the
reorganization   of  the  Nasdaq-100   Fund  will  not  qualify  as  a  tax-free
acquisition.  It is expected that  Stradley,  Ronon,  Stevens & Young,  LLP will provide a legal opinion that the merger may be a taxable event to the Nasdaq-100
Fund's shareholders.

     If you hold shares of the Nasdaq-100 Fund in tax-advantaged  accounts, such as retirement  plans, the Merger will have no immediate tax consequence for you.
If  you  hold  shares  of  the   Nasdaq-100   Fund  in  accounts  that  are  not
tax-advantaged,  the tax  effect of the  Merger  will be the same as if you sold shares of the Nasdaq-100 Fund. This means that you will recognize a taxable gain or loss for  federal  income tax  purposes,  depending  on whether the net asset value of your shares in the Nasdaq-100 Fund at the time of the Merger is greater or less than your tax basis in such shares.

     You should,  however,  consult your tax advisor regarding the effect of the
Merger,  if any,  in light of your  individual  circumstances.  You should  also consult your tax advisor about state and local tax

                                        3

consequences  of  the  Merger,   if  any,  because  the  information  about  tax
consequences in this  Prospectus/Proxy  Statement  relates to the federal income tax consequences only. For further information about the tax consequences of the
Merger,  see "INFORMATION ABOUT THE MERGER--What are the tax consequences of the
Merger?"

What are the investment objective and policies of the Small Cap Fund?

     The Small Cap Fund is a diversified  investment  company. As its investment objective,  the Small Cap Fund seeks to provide long-term capital  appreciation.
Under normal market  conditions,  the Small Cap Fund invests at least 80% of its net  assets  (plus  borrowings  for  investment  purposes,  if  any)  in  equity
securities  of  U.S.  small  capitalization   companies.   Small  capitalization
companies  are those  companies  with market  capitalizations  ranging from $100 million  to $2.5  billion at the time of  purchase.  The Small Cap Fund also may invest up to 20% of its net assets in foreign securities. The Small Cap Fund may
(but is not required to) use certain derivative instruments.

     In addition to equity securities,  the Small Cap Fund may invest in cash or cash equivalent  instruments,  including shares of money market mutual funds and similar investment vehicles.  When market conditions warrant, the Small Cap Fund may make substantial temporary defensive investments in cash equivalents,  which may affect the Fund's ability to achieve its investment objective.

     UBS  Global  AM (New  York),  the  Small Cap  Fund's  sub-advisor,  selects securities of companies that possess dominant market positions or franchises,  a major technical edge, or a unique competitive advantage.  The Small Cap Fund may invest in emerging  growth  companies  that UBS Global AM (New York)  expects to experience  above-average  earnings or cash flow growth or meaningful changes in underlying asset values.  UBS Global AM (New York) actively manages the Fund. As such,  increased  portfolio  turnover may result in higher  costs for  brokerage commissions, transaction costs and taxable gains.

     For further information about the investment  objective and policies of the
Fund, see "ADDITIONAL INFORMATION ABOUT THE INVESTMENT OBJECTIVE AND POLICIES OF
THE SMALL CAP FUND."

COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of the Funds compare?

     There are significant  differences between the Funds' investment objectives and policies.  The Small Cap Fund's investment objective is to provide long-term capital  appreciation.  The Nasdaq-100  Fund's  investment  objective is to seek higher total return over the long term than the Nasdaq-100  Index. The Small Cap
Fund seeks  capital  appreciation,  without  reference  to an explicit  index or measure.  The  Nasdaq-100  Fund's  investment  objective is linked to a specific index,  whereas the Small Cap Fund's  investment  objective is not.  Each Fund's investment objective cannot be changed without shareholder approval.

     The Funds' holdings have dramatically different capitalizations.  The Small
Cap Fund invests  principally in equity securities of U.S. small  capitalization
companies.   For  these  purposes,  small  capitalization  companies  are  those companies with market capitalizations  ranging from $100 million to $2.5 billion at the time of  purchase.  The  Nasdaq-100  Fund invests  principally  in equity securities  issued by  companies  represented  in the  Nasdaq-100  Index.  As of
September 30, 2002, the average market  capitalization  of the Nasdaq-100 Fund's portfolio was $51.4 billion.  So, while both Funds invest in equity  securities, the  market  capitalization  ranges  of  the  Funds'  portfolio  securities  are different.

                                        4

     In addition,  the Nasdaq-100 Fund, as a result of its investment  policy of investing in equity securities of companies represented in the Nasdaq-100 Index, has significant holdings in the technology sector (which includes biotechnology, communications equipment,  semi-conductor equipment and products, and software).
In contrast,  the Small Cap Fund, which is not confined to purchasing securities of companies included in an index or a pre-existing list, is permitted to invest in a wider range of companies,  and is generally  more  diversified  across more market sectors.

     The Small Cap Fund is more actively managed than the Nasdaq-100 Fund, which is designed to more closely track the Nasdaq-100 Index. DSI, in sub-advising the
Nasdaq-100  Fund,  uses its  proprietary  enhanced Nasdaq 100 strategy (the "DSI
Proprietary Strategy"),  which consists of an adaptive stock ranking model and a portfolio  construction  model.  DSI applies this  proprietary  strategy ranking model to the stocks in the  Nasdaq-100  Index.  The  Nasdaq-100  Fund  generally overweights  stocks that are ranked  positively  by the DSI ranking  model,  and underweights stocks that are ranked negatively by the ranking model.

     By contrast,  in actively  managing the Small Cap Fund,  UBS Global AM (New
York) uses a small cap growth  investment  process that identifies a universe of companies within the Fund's capitalization range, and employs proprietary models to rank the companies on their performance  prospects.  UBS Global AM (New York)
then performs fundamental research on companies determined to be favorable under its proprietary models in order to construct the Small Cap Fund's portfolio.

     Another  difference  between the Funds is their  classification  concerning diversification.  As a  diversified  fund,  the Small Cap Fund  adheres  to more stringent  requirements as to the percentage of assets it is permitted to invest in the securities of a single issuer than does the Nasdaq-100  Fund,  which is a non-diversified fund.

     For further information about the investment objectives and policies of the
Funds, see "COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES."

How do the principal  risks of investing in the  Nasdaq-100  Fund compare to the principal risks of investing in the Small Cap Fund?

     As with most investments, an investment in the Nasdaq-100 Fund or the Small
Cap Fund involves risks. There can be no guarantee against losses resulting from an  investment in either Fund,  nor can there be any assurance  that a Fund will achieve its investment objective. Certain risks associated with an investment in each Fund are similar,  and include  those risks  associated  with  investing in equity securities, fluctuations in the securities markets, foreign investing and engaging in derivative transactions.

     However,  the risks of investing in each Fund also differ. An investment in the Nasdaq-100 Fund is subject to the risks  associated with the DSI Proprietary
Strategy of overweighting some stocks and underweighting others. If stock prices do not behave in the manner  anticipated by the DSI  Proprietary  Strategy,  the
Nasdaq-100 Fund could lose more money on  overweighted  stocks or forgo gains on underweighted  stocks relative to the index,  resulting in lower performance for the  Fund.  The  Nasdaq-100  Fund  is  subject  to  the  risks  associated  with concentrating its investments in the stocks of a smaller number of companies and market sectors (in  particular,  the technology  sector),  whereas the Small Cap
Fund is more diversified across issuers and sectors.  An investment in the Small
Cap Fund,  but not in the  Nasdaq-100  Fund, is subject to the risks  associated with investments in small companies.

     For further  information  about the risks of  investing  in the Funds,  see
"COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES."

                                        5

Who manages the Funds?

     The  management  of the  business  and affairs of the Small Cap Fund is the responsibility  of the Board of Trustees of the Trust (the "UBS Funds  Trustees"
or  "UBS  Funds  Board").  The  UBS  Funds  Trustees  elect  officers,  who  are responsible for the day-to-day operations of the Small Cap Fund.

     UBS Global AM (Americas) is the  investment  advisor to the Small Cap Fund.
UBS Global AM  (Americas),  a Delaware  corporation  located at One North Wacker
Drive,  Chicago,  Illinois 60606, is an investment  advisor  registered with the
SEC. As of June 30,  2003,  UBS Global AM  (Americas)  had  approximately  $36.6 billion in assets under management. UBS Global AM (New York), the sub-advisor to the Small Cap Fund, is an investment  management  firm managing,  as of June 30,
2003,  approximately  $12.2 billion in assets. The address of UBS Global AM (New
York) is 51 West 52nd  Street,  New York,  New York  10019-6114.  UBS  Global AM
(Americas)  and UBS  Global  AM (New  York),  along  with  UBS  Global  AM,  the investment  advisor  to the  Nasdaq-100  Fund  and  the  administrator  for  the
Nasdaq-100  Fund and Small Cap Fund, and DSI, the  sub-advisor to the Nasdaq-100
Fund, are indirect,  wholly owned subsidiaries of UBS AG, and are members of the
UBS Global Asset Management  Division,  which had approximately  $419 billion in assets  under  management  as of June  30,  2003.  UBS AG is an  internationally diversified organization headquartered in Zurich,  Switzerland,  with operations in many areas of the financial services industry.

     Investment  decisions  for the  Small  Cap Fund  are made by an  investment management  team at UBS  Global  AM (New  York).  No  member  of the  investment
management  team  is  primarily  responsible  for  making   recommendations  for
portfolio purchases by the Small Cap Fund.

     Pursuant  to an  investment  advisory  agreement  relating to the Small Cap
Fund, UBS Global AM (Americas) is entitled to receive from the Small Cap Fund an investment advisory fee equal, on an annual basis, to 1.00% of the average daily net assets of the Fund.  UBS Global AM (Americas)  has  contractually  agreed to waive its fees and/or to reimburse certain expenses so that the Small Cap Fund's expenses do not exceed  1.40%,  2.15%,  2.15% and 1.15% of the average daily net assets of its Class A, Class B, Class C and Class Y Shares, respectively, during the Fund's fiscal year ending June 30, 2004.  Thereafter,  the expense limit for the Small Cap Fund will be reviewed each year, at which time the continuation of the expense  limit will be  discussed  by UBS Global AM  (Americas)  and the UBS
Funds  Trustees.  The  contractual  fee waiver  agreement also provides that UBS
Global AM  (Americas)  is entitled  to  reimbursement  of fees it waived  and/or expenses it reimbursed  for a period of three years  following  such fee waivers and expense  reimbursements,  provided that the  reimbursement  by the Small Cap
Fund of UBS  Global AM  (Americas)  will not cause the total  operating  expense ratio to exceed any contractual limit in effect for the Small Cap Fund.

     In  addition,  if  the  Merger  is  approved  by  the  shareholders  of the
Nasdaq-100 Fund, it is contemplated that, effective upon the consummation of the
Merger,  the annual investment  advisory fee payable to UBS Global AM (Americas)
by the Small Cap Fund will be reduced from 1.00% to 0.85% of the Fund's  average daily net assets,  and the investment  advisory  agreement between the Trust and
UBS Global AM (Americas) will be amended accordingly.

     The  management of the business and affairs of the  Nasdaq-100  Fund is the responsibility  of the Securities Trust Trustees.  The Securities Trust Trustees
elect  officers,  who are  responsible  for  the  day-to-day  operations  of the
Nasdaq-100 Fund.

     UBS Global AM, a Delaware  corporation  located at 51 West 52nd Street, New
York, New York 10019-6114,  is an investment advisor registered with the SEC. As of June 30, 2003, UBS Global AM had approximately  $70.5 billion in assets under management.

                                        6

     Pursuant to an investment advisory and administration agreement relating to the  Nasdaq-100  Fund,  UBS Global AM is entitled to receive from the Nasdaq-100
Fund a fee for advisory and  administrative  services equal, on an annual basis, to 0.75% of the  average  daily  net  assets  of the  Fund.  UBS  Global  AM has contractually  agreed to waive its fees and/or to reimburse  certain expenses so that the Nasdaq-100 Fund's expenses do not exceed 1.28%,  2.03%, 2.03% and 1.03%
of the  average  daily net  assets of its Class A,  Class B, Class C and Class Y
Shares,  respectively,  through  January 31, 2004.  After January 31, 2004,  the expense limit for the Nasdaq-100  Fund will be reviewed each year, at which time the Securities  Trust Board will discuss with UBS Global AM the  continuation of the expense limit.  The contractual fee waiver  agreement also provides that the
Nasdaq-100  Fund will reimburse UBS Global AM for fees it waived and/or expenses it reimbursed for the Nasdaq-100 Fund for a period of three years following such fee waivers and expense  reimbursements,  as long as the Fund's reimbursement of
UBS Global AM will not cause the Fund's total operating  expense ratio to exceed any contractual expense limit in effect for the Nasdaq-100 Fund.

     Since the inception of the Nasdaq-100  Fund, UBS Global AM has retained the services of DSI to serve as the  sub-advisor  of the Fund and to be  responsible for the  day-to-day  management of the  Nasdaq-100  Fund's  portfolio.  DSI is a registered  investment advisor whose offices are located at 400 Atlantic Street,
5th  Floor,  Stamford,   Connecticut  06901.  As  of  June  30,  2003,  DSI  had
approximately  $5.8  billion  in assets  under  management.  DSI has used a team approach in its quantitative management of the Nasdaq-100 Fund's portfolio.

     If the Merger is approved,  the team at UBS Global AM (New York)  currently managing the Small Cap Fund will continue to manage the combined  fund. DSI will have no role in managing the combined fund.

What are the fees and  expenses  of each Fund and what  might  they be after the
Merger?

     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The sales charge  structures of the Funds are identical.  The operating  expenses shown for the  Nasdaq-100  Fund are based on expenses  incurred during the Nasdaq-100 Fund's fiscal year ending September 30,
2002. The operating expenses shown for the Small Cap Fund Class A Shares,  Small
Cap Fund Class B Shares, Small Cap Fund Class C Shares, and Small Cap Fund Class
Y Shares, before and after the Merger, are based on expenses incurred during the
Small Cap Fund's most recent fiscal year ending June 30, 2003.

                                        7

                    FEES AND EXPENSES FOR THE NASDAQ-100 FUND
                             AND THE SMALL CAP FUND

                                SHAREHOLDER FEES
                    (fees paid directly from your investment)

                                                                           Maximum
                                                                          Contingent
                                     Maximum Sales    Maximum Sales     Deferred Sales
                                    Charge (Load)   Charge (Load) on    Charge (Load)
                                     (as a % of     Purchases (as a %     (as a % of
Fund Names and Classes of Shares    offering price) of offering price)  offering price)  Exchange Fee
---------------------------------- ---------------- ------------------ ---------------- --------------

          Class A
Nasdaq-100 Fund                         5.50%            5.50%              None            None
Small Cap Fund                          5.50%            5.50%              None            None
Small Cap Fund after Merger             5.50%            5.50%              None            None

          Class B
Nasdaq-100 Fund                         5.00%             None              5.00%           None
Small Cap Fund                          5.00%             None              5.00%           None
Small Cap Fund after Merger             5.00%             None              5.00%           None

          Class C
Nasdaq-100 Fund                         2.00%            1.00%              1.00%           None
Small Cap Fund                          2.00%            1.00%+             1.00%           None
Small Cap Fund after Merger             2.00%            1.00%+             1.00%           None

          Class Y
Nasdaq-100 Fund                         None              None              None            None
Small Cap Fund                          None              None              None            None
Small Cap Fund after Merger             None              None              None            None
---------------------------------- ---------------- ------------------ ---------------- --------------

+    Effective  September  30, 2003,  the 1.00% maximum  front-end  sales charge imposed on purchases of Class C Shares will be eliminated.

                                        8

                         ANNUAL FUND OPERATING EXPENSES
                  (expenses that are deducted from Fund assets)

                                         Distribution               Total Annual   Management Fee
                                            and/or                      Fund        Waivers and
 Fund Names and                            Service       Other       Operating       Expense          Net
Classes of Shares       Management Fees  (12b-1) Fees   Expenses      Expenses     Reimbursements   Expenses
------------------------------------------------------------------------------------------------------------
   Class A
Nasdaq-100 Fund*            0.75%           0.25%        0.97%          1.97%         0.69%          1.28%
Small Cap Fund**            1.00%           0.25%        0.46%***       1.71%         0.31%          1.40%
Small Cap Fund After
Merger**                    0.85%****       0.25%        0.59%***       1.69%         0.41%          1.28%
   Class B
Nasdaq-100 Fund*            0.75%           1.00%        1.18%          2.93%         0.90%          2.03%
Small Cap Fund**            1.00%           1.00%        0.47%***       2.47%         0.32%          2.15%
Small Cap Fund After
Merger**                    0.85%****       1.00%        0.80%***       2.65%         0.62%          2.03%
   Class C
Nasdaq-100 Fund*            0.75%           1.00%        1.13%          2.88%         0.85%          2.03%
Small Cap Fund**            1.00%           1.00%        0.47%***       2.47%         0.32%          2.15%
Small Cap Fund After
Merger**                    0.85%****       1.00%        0.75%***       2.60%         0.57%          2.03%
   Class Y
Nasdaq-100 Fund*            0.75%            None        1.22%          1.97%         0.94%          1.03%
Small Cap Fund**            1.00%            None        0.49%***       1.49%         0.34%          1.15%
Small Cap Fund After        0.85%****        None        0.84%***       1.69%         0.66%          1.03%
Merger**

*    The Securities  Trust,  with respect to the Nasdaq-100 Fund, and UBS Global
     AM have  entered into a written  agreement  pursuant to which UBS Global AM has  agreed to waive a portion  of its fees  and/or to  reimburse  expenses through January 31, 2004 to the extent that the Nasdaq-100  Fund's expenses otherwise would exceed the "Net Expenses" rate shown in the table above for each of the Nasdaq-100 Fund Class A Shares, Nasdaq-100 Fund Class B Shares,
     Nasdaq-100  Fund Class C Shares  and  Nasdaq-100  Fund  Class Y Shares,  as
     applicable. Pursuant to the written agreement, UBS Global AM is entitled to be  reimbursed  for any fees it waives and  expenses  it  reimburses  for a
     period  of  three   years   following   such  fee   waivers   and   expense
     reimbursements,  to the extent that such  reimbursement of UBS Global AM by the  Nasdaq-100  Fund  will not  cause the  Nasdaq-100  Fund to exceed  any applicable expense limit that is in place for the Fund.

**   The Trust, with respect to the Small Cap Fund, and UBS Global AM (Americas)
     have  entered  into a written  agreement  pursuant  to which UBS  Global AM
     (Americas)  has agreed to waive a portion of its fees  and/or to  reimburse expenses to the extent that the Small Cap Fund's  expenses,  for the fiscal year ending June 30, 2004,  otherwise  would exceed the "Net Expenses" rate shown in the table  above  for each of the  Small Cap Fund  Class A Shares,
     Small Cap Fund Class B Shares,  Small Cap Fund Class C Shares and Small Cap
     Fund Class Y Shares, as applicable.  Pursuant to the written agreement, UBS
     Global AM (Americas)  is entitled to be  reimbursed  for any fees it waives and expenses it reimburses  for a period of three years  following such fee waivers and expense  reimbursements,  to the extent that such reimbursement of UBS Global AM  (Americas) by the Small Cap Fund will not cause the Small
     Cap Fund to exceed any  applicable  expense  limit that is in place for the
     Fund.

***  Includes an administrative  fee of 0.075% paid by the Small Cap Fund to UBS
     Global AM.

**** If the Merger is approved by the  shareholders of the Nasdaq-100  Fund, UBS
     Global  AM  (Americas)  has  undertaken  to amend its  investment  advisory agreement  with the Trust on  behalf  of the  Small Cap Fund to reduce  the annual  investment  advisory  fee  payable  by the Small Cap Fund to 0.85%, effective upon the consummation of the Merger.

                                        9

         Examples:

     The  following  Examples  are  intended  to help  you  compare  the cost of investing  in the  Nasdaq-100  Fund with the cost of  investing in the Small Cap
Fund.  The  Examples  assume  that you invest  $10,000 in each Fund for the time periods  indicated  and  then  redeem  all of your  shares  at the end of  those periods, unless otherwise stated. Each Example also assumes that your investment has a 5% return each  year./1/  These are examples  only,  and do not  represent future expenses, which may be greater or less than those shown below.

                                                           1 Year       3 Years       5 Years      10 Years
------------------------------------------------------- ------------- ------------- ------------ -------------
Class A
   Nasdaq-100 Fund                                           $673        $1,071       $1,494        $2,667
   Small Cap Fund (Before Merger)                            $684        $1,030       $1,399        $2,434
   Small Cap Fund (After Merger)                             $673        $1,016       $1,381        $2,406
Class B (assuming sale of all shares at end of period)
   Nasdaq-100 Fund                                            706         1,122        1,664         2,749
   Small Cap Fund (Before Merger)                             718         1,039        1,488         2,452
   Small Cap Fund (After Merger)                              706         1,065        1,550         2,488
Class B (assuming no sale of shares)
   Nasdaq-100 Fund                                            206           882        1,464         2,749
   Small Cap Fund (Before Merger)                             218           740        1,288         2,452
   Small Cap Fund (After Merger)                              206           765        1,350         2,488
Class C (assuming sale of all shares at end of period)
   Nasdaq-100 Fund                                            404           904        1,529         3,212
   Small Cap Fund (Before Merger)                             416           832        1,374         2,854
   Small Cap Fund (After Merger)                              404           847        1,416         2,963
Class C (assuming no sale of shares)
   Nasdaq-100 Fund                                            304           904        1,529         3,212
   Small Cap Fund (Before Merger)                             316           832        1,374         2,854
   Small Cap Fund (After Merger)                              304           847        1,416         2,963
Class Y
   Nasdaq-100 Fund                                            105           527          975         2,220
   Small Cap Fund (Before Merger)                             117           438          781         1,750
   Small Cap Fund (After Merger)                              105           468          856         1,943

/1/  The Funds' actual returns may be greater or less than the  hypothetical  5%
     return used. The 1-Year costs in the Examples for the  Nasdaq-100  Fund and the Small Cap Fund reflect net operating expenses after the contractual fee waivers and expense reimbursements.

Where can I find more financial information about the Funds?

     The Small Cap Fund Annual Report,  which accompanies this  Prospectus/Proxy
Statement  as  Exhibit  C,  includes  a  discussion  of  the  Small  Cap  Fund's performance  during the past fiscal year and shows per share information for the
Small Cap Fund for the last five fiscal years.

                                        10

     The  Nasdaq-100  Fund  Prospectus  and the  Nasdaq-100  Fund Annual  Report
contain further financial information about the Nasdaq-100 Fund. These documents are available upon request (see "INFORMATION ABOUT THE NASDAQ-100 FUND").

     For a  comparison  of the  Funds'  performance,  see  "COMPARISON  OF  FUND
PERFORMANCE."

What are other key features of the Funds?

     Administrative,  Transfer  Agency,  Accounting  and Custody  Services.  UBS
Global  AM  serves  as the  administrator  to both  the  Small  Cap Fund and the
Nasdaq-100 Fund. As administrator, UBS Global AM provides various administrative services to the Funds.  For the Nasdaq-100  Fund, these services are included in the fee that the Fund pays pursuant to its investment  advisory  agreement.  For the Small Cap Fund, UBS Global AM is responsible for  administering  the affairs of the Small Cap Fund,  including  supervising  and  managing all aspects of the
Fund's  operations  (other than investment  advisory  activities)  pursuant to a separate administration  contract.  Under the administration contract, the Small
Cap Fund pays UBS Global AM a fee, computed daily and paid monthly, at an annual rate of  0.075% of the  average  daily  net  assets of the Small Cap Fund.  J.P.
Morgan Investor Services Company,  a corporate  affiliate of JPMorgan Chase Bank
("JPMorgan  Chase"),  provides  accounting,   portfolio  valuation  and  certain
administrative  services to the Small Cap Fund  pursuant to a Multiple  Services
Agreement between the Trust and JPMorgan Chase.

     PFPC Inc. is the transfer agent and dividend  disbursing agent for both the
Small Cap Fund and the  Nasdaq-100  Fund.  PFPC Inc., a subsidiary  of PNC Bank,
N.A., is located at 760 Moore Road, King of Prussia, PA 19406.

     JPMorgan  Chase is the custodian of the  securities and other assets of the
Small Cap Fund. JPMorgan Chase is located at 270 Park Avenue, New York, New York
10017.  State Street Bank and Trust  Company,  located at 1776  Heritage  Drive,
North Quincy,  Massachusetts  02171,  serves as the custodian and  recordkeeping agent for the Nasdaq-100 Fund.

     Distribution  Services  and Rule 12b-1  Plans.  The UBS Funds  Trustees and
Securities  Trust  Trustees  have each  appointed  UBS Global AM to serve as the principal  underwriter  of the shares of each class of the Funds.  UBS Global AM offers the shares of the Small Cap Fund and the shares of the Nasdaq-100 Fund on a  best-efforts  basis  pursuant to separate  principal  underwriting  contracts between UBS Global AM and the Trust, and UBS Global AM and the Securities Trust,
respectively.  In addition to its services in  distributing  shares of the Small
Cap Fund and Nasdaq-100  Fund, UBS Global AM also provides  ongoing  shareholder services  to each  Fund.  UBS  Global AM is  authorized,  under  each  principal underwriting contract, to enter into dealer agreements with other broker-dealers
(affiliated  and  non-affiliated)  with  respect  to  sales  of  shares  of  the respective  Fund or in connection  with the  provision of service  activities (a
"Qualified Dealer").  UBS Global AM markets shares of the Small Cap Fund and the
Nasdaq-100 Fund directly or through Qualified Dealers.  With respect to both the
Small Cap Fund and the  Nasdaq-100  Fund,  when UBS Global AM  receives  service fees,  distribution  fees or  sales  charges,  it may pay some or all of them to
Qualified Dealers.

     Rule 12b-1 Plans.  Each of the Small Cap Fund and the  Nasdaq-100  Fund has
adopted separate  shareholder  service and/or  distribution plans or "Rule 12b-1
Plans"  for the  Fund's  Class A Shares (a  "Class A  Plan"),  Class B Shares (a
"Class B  Plan")  and  Class C Shares  (a  "Class  C Plan")  (collectively,  the
"Plans").  Under the Plans of each Fund,  UBS Global AM is entitled to receive a service fee, accrued daily and payable  monthly,  at the annual rate of 0.25% of the average daily net assets of each class of shares of each Fund. UBS Global AM uses the service  fees it receives  to  compensate  dealers and others for their expenses  in  connection  with  providing  shareholder  services  for the Funds, including the maintenance of shareholder accounts.

                                        11

     In addition to the service fees, the Small Cap Fund and the Nasdaq-100 Fund pay distribution  fees to UBS Global AM pursuant to each Fund's Class B Plan and
Class C Plan. The  distribution  fees are paid to UBS Global AM for its services and expenses in  distributing  and promoting  Class B and Class C Shares.  These expenses may include,  among others, the preparation,  printing and distribution
of  advertisements   and  sales  literature  for  prospective   investors;   the
distribution of prospectuses and other shareholder materials for sales purposes;
the  payment of  distribution  fees to  broker-dealers  that  enter into  dealer agreements  with UBS Global AM; and the payment of other  expenses  allocated to
UBS Global AM's distribution activities. The distribution fees payable under the
Class B Plans and Class C Plans for the Funds may also be used to pay UBS Global
AM for  advancing  the  commission  costs to dealers with respect to the initial sale of such shares.

     Under  its Class B Plan and  Class C Plan,  each Fund pays UBS  Global AM a distribution fee, accrued daily and payable monthly,  at an annual rate of 0.75%
of the average daily net assets of the Fund's Class B Shares and Class C Shares, respectively.

     Because  12b-1  fees are paid out of the  assets of a class of a Fund on an on-going  basis,  over time these fees will increase the cost of a shareholder's investment  and may cost the  shareholder  more than paying other types of sales charges.

     Small Cap Fund  Class Y Shares  and  Nasdaq-100  Fund Class Y Shares do not
have Rule 12b-1 Plans.

     Purchase, Exchange and Redemption Procedures.  Procedures for the purchase, exchange and redemption of shares of the Nasdaq-100  Fund and the Small Cap Fund are similar. You may refer to the Nasdaq-100 Fund Prospectus,  and the Small Cap
Fund Prospectus,  which  accompanies this  Prospectus/Proxy  Statement,  for the purchase,  exchange,  and  redemption  procedures  applicable to the  purchases, exchanges and  redemptions of shares of the Nasdaq-100  Fund and Small Cap Fund, respectively.  Set forth  below is a brief  description  of the basic  purchase, exchange,  and redemption  procedures applicable to the shares of each Fund. The shareholders  of the Nasdaq-100  Fund will not be subject to any front-end sales charges described below in connection with the Merger.

     Shares of each Fund may be purchased  directly  from the Fund by contacting its transfer agent, or through brokers,  dealers, other financial intermediaries and financial  institutions  (banks and bank trust  departments) that have sales
agreements  with  the  Fund  (each  an  "Authorized   Dealer"),  or  through  an
intermediary   designated  by  an  Authorized  Dealer  to  accept  purchase  and redemption orders  ("Sub-Designee").  Authorized  Dealers may charge transaction fees for their  services in  connection  with the  purchase of shares of a Fund.
These  transaction  fees are not charged on shares  purchased  directly from the
Fund.

     Only specific  types of investors  are eligible to purchase  Small Cap Fund
Class Y Shares and  Nasdaq-100  Fund Class Y Shares.  You may refer to the Small
Cap Fund Prospectus,  which accompanies this Prospectus/Proxy Statement, and the
Nasdaq-100  Fund  Prospectus,  for more  information  concerning the eligibility requirements for purchasing Class Y Shares of the Funds.

     The minimum  initial  investment for each class of the Nasdaq-100  Fund and
Small Cap Fund Class A Shares,  Small Cap Fund Class B Shares and Small Cap Fund
Class C Shares is $1,000, and each subsequent investment must be at least $100.

     Purchases of Class A Shares of each Fund are subject to a maximum front-end sales charge of 5.50% of the offering  price,  with  reduced  sales  charges for purchases of $50,000 or more, and no front-end sales charge imposed on purchases of $1,000,000 or more. Purchases of $1,000,000 or more of Class A Shares of each
Fund,  however,  are subject to a contingent  deferred sales charge  ("CDSC") of
1.00% for shares redeemed within one year after purchase.

                                        12

     Purchases  of Class B Shares of each Fund are not subject to a sales charge on purchases, but are subject to a CDSC when shares are sold before the end of a specified period.  Sales of Class B Shares of each Fund are subject to a CDSC as shown in the table below:

                            Percentage (based on amount of investment) by which the shares' net asset value is multiplied:

                               Less than        $100,000 to       $250,000 to      $500,000 to
If shares are sold within:      $100,000          $249,999         $499,999          $999,999
--------------------------      --------          --------         --------          --------
1st year since purchase            5%                3%               3%                2%
2nd year since purchase            4%                2%               2%                1%
3rd year since purchase            3%                2%               1%               None
4th year since purchase            2%                1%              None              None
5th year since purchase            2%               None             None              None
6th year since purchase            1%               None             None              None
7th year since purchase           None              None             None              None

     The CDSC for the Class B Shares of each Fund is calculated  by  multiplying the lesser of the net asset  value of the shares at the time of  purchase or the net asset value at the time of sale by the  applicable  percentage  shown in the table  above.  Class B Shares of each Fund  automatically  convert to the Fund's
Class A Shares,  which have lower ongoing  expenses,  after the end of the sixth year for purchases of less than  $100,000,  after the end of the fourth year for purchases  of at least  $100,000  but less than  $250,000,  after the end of the third year for purchases of at least $250,000 but less than $500,000,  and after the end of the second year for  purchases of at least  $500,000 but less than $1 million.

     Regardless of the amount of the investment,  Class B Shares of Family Funds
("Family  Funds" include other UBS Funds,  UBS PACE Select funds and other funds for which UBS Global AM serves as principal  underwriter)  purchased or acquired prior to  November  5,  2001 and  exchanged  (including  exchanges  as part of a reorganization,  such as the Merger)  for shares of the Funds after  November 5,
2001  (collectively,  "Prior  Class B Shares")  are subject to a deferred  sales charge at the time of redemption at the following percentages: (i) 5%, if shares are sold  within  the first  year  since  purchase;  (ii) 4%, if shares are sold within the second year since  purchase;  (iii) 3%, if shares are sold within the third year  since  purchase;  (iv) 2%, if shares  are sold  within the fourth or fifth year since purchase;  and (v) 1%, if shares are sold within the sixth year of purchase.  Prior Class B Shares held longer than six years are not subject to a deferred sales charge and automatically  convert to Class A Shares, which have lower ongoing expenses.  Shareholders who purchased or acquired  Nasdaq-100 Fund
Class B Shares prior to November 5, 2001,  will receive  Prior Class B Shares of the Small Cap Fund in the Merger.

     As of the date of this  Prospectus/Proxy  Statement,  the Class C Shares of each Fund are subject to a front-end sales charge of 1.00% of the offering price and a CDSC of 1.00% of the shares' net asset value if the shares are sold within one year of purchase. However, effective September 30, 2003, the 1.00% front-end sales charge imposed on Class C Shares of the Small Cap Fund will be eliminated.
The CDSC for each Fund's Class C Shares is calculated by multiplying  the lesser of the net asset  value of the shares at the time of  purchase  or the net asset value at the time of sale by 1.00%.

     Each Fund may reduce or waive its sales  charges for certain  investors and transactions  in the Fund's  shares.  For a complete  description of each Fund's sales charges and the  exemptions  from such charges,  please refer to the Small
Cap Fund Prospectus,  which accompanies this Prospectus/Proxy Statement, and the
Statement of Additional Information relating to this Prospectus/Proxy Statement, as well as the Nasdaq-100  Fund  Prospectus  and Nasdaq-100  Fund SAI. Small Cap
Fund Class Y Shares  and  Nasdaq-100  Fund  Class Y Shares are not  subject to a front-end sales charge or a CDSC.

                                        13

     The  purchase  price of shares  of each  Fund is based on net  asset  value
("NAV"),  plus any applicable sales charge.  The NAV per share for each class of each Fund is calculated as of the close of regular trading (generally, 4:00 p.m.
Eastern  time) on each day that the New York Stock  Exchange  ("NYSE")  is open.
Purchase  orders for shares of each Fund  received  in good form by the close of regular  trading on the NYSE are priced  according to the NAV determined on that day;  otherwise,  they are priced  according  to the next  determined  price per share. Each Fund reserves the right to reject any purchase request.

     Shares of each class of each Fund,  except the Class Y Shares of each Fund, may be  exchanged  for  shares of the same  class of most  other  Family  Funds.
Exchanges in shares of both Funds are subject to the initial minimum  investment requirements  to the same extent as purchases of the shares.  Exchanges  are not subject to any sales charges at the time of the exchange.  Exchanges are treated as  a  redemption  and  new  purchase  for  federal  income  tax  purposes,  and accordingly, may have tax consequences for shareholders.

     Shares of each  class of each Fund may be  redeemed  at any time at the NAV
(minus any applicable  sales charge) next calculated after the Fund receives the redemption order in good form. Shareholders of each Fund can redeem their shares by  contacting  the  Fund's  transfer  agent or, if  shares  are held  through a financial institution, by contacting the shareholders' investment professionals, an Authorized  Dealer or a Sub-Designee.  Each  institution or professional  may have its own procedures and requirements for selling shares of the Funds and may charge fees.

     Dividends,  Distributions  and Taxes.  Each Fund normally declares and pays income dividends and distributes any realized gains annually. Both the Small Cap
Fund and the Nasdaq-100 Fund automatically  reinvest distributions in additional shares of the same class of that  Fund,  unless  the Fund is  notified  that the shareholder elects to receive such distributions in cash.

     Distributions from both the Small Cap Fund and the Nasdaq-100 Fund, whether received in cash or in additional  shares,  are generally subject to income tax, unless the shares are held in a tax-exempt or tax deferred account.  In general, distributions from either Fund are taxable to the shareholder as either ordinary income or capital  gains.  Both the Small Cap Fund and  Nasdaq-100  Fund  notify
their  shareholders   annually  of  the  source  and  tax  status  of  all  Fund distributions  for federal income tax purposes.  For more information  about the tax  implications of investments in the Small Cap Fund and the Nasdaq-100  Fund, see the Small  Cap Fund  Prospectus,  which  accompanies  this  Prospectus/Proxy
Statement,  the Nasdaq-100  Fund  Prospectus,  the Nasdaq-100  Fund SAI, and the
Statement of Additional Information relating to this Prospectus/Proxy Statement.

                             REASONS FOR THE MERGER

     UBS  Global  AM has  reviewed  its  mutual  funds and  determined  that the
Nasdaq-100 Fund, which is managed based on the enhanced indexing strategy of its sub-advisor,  DSI, is unlikely to attract  additional assets and is not a viable investment  product,  given the Nasdaq-100 Fund's current asset size. UBS Global
AM has reimbursed  the  Nasdaq-100  Fund for a portion of its expenses since the
Fund's  inception,  and UBS Global AM currently  is  obligated to continue  this expense  waiver until  January,  31, 2004.  UBS Global AM may  determine  not to continue the expense waiver for the  Nasdaq-100  Fund after January 31, 2004. In addition,  UBS Global AM has recently  determined to focus primarily on its core investment capabilities, which will no longer include enhanced indexing products such as the Nasdaq-100 Fund.

     In addition, UBS Global Asset Management has decided to organize into three distinct global investment  platforms:  Core Asset  Management,  Alternative and
Quantitative  Investments  ("AQI") and Real Estate.  DSI will be integrated into the AQI  platform,  which  will  enable  DSI to  manage  alternative  investment products, such as hedge funds. Due to certain compliance implications, including possible  conflicts of interest  that may arise if DSI were to manage both hedge funds and mutual funds, DSI has decided to cease managing mutual funds.

                                        14

     For the reasons  described  above,  the Agreement and Plan was presented to the Securities Trust Trustees for their consideration,  and the Securities Trust
Board,  on behalf of the Nasdaq-100  Fund,  determined,  as described  below, to recommend that shareholders of the Nasdaq-100 Fund approve the Merger.

     In  conjunction  with the  presentation  of the  Agreement  and  Plan,  the
Securities  Trust  Trustees,  on behalf of the Nasdaq-100  Fund,  questioned UBS
Global  AM  about  the  potential  benefits  and  costs  of  the  Merger  to the shareholders of the Nasdaq-100 Fund. In deciding  whether to recommend  approval of the Merger to shareholders of the Nasdaq-100 Fund, the Securities Trust Board
considered a number of factors.  The  Securities  Trust  Trustees did not assign relative weights to the factors or deem any one of them to be controlling in and of itself. The factors included the following:

     o    The  Small  Cap  Fund  has  a  broader  investment  mandate  than  the
          Nasdaq-100  Fund,  and is not  confined to  purchasing  securities  of companies represented in a particular securities index.

     o    The perceived volatility of a small cap growth fund, such as the Small
          Cap Fund, is similar to the perceived  volatility of a Nasdaq-oriented fund, such as the Nasdaq-100 Fund.

     o    Because  of  the  Nasdaq-100   Fund's   relatively  small  asset  base
          (approximately  $34  million),  UBS Global AM does not believe that it would be able to attract another  sub-advisor to manage the Nasdaq-100
          Fund with an enhanced  proprietary  strategy.  Absent such a strategy, the Nasdaq-100 Fund would not be viable on a long-term basis.

     o    Nasdaq-100 Fund shareholders,  following the Merger,  will invest in a
          Fund that is managed  according  to UBS Global AM's  experienced  U.S.
          small cap growth equity investment strategy.

     o    Nasdaq-100 Fund  shareholders will not pay a front-end sales charge to become  shareholders  of the  Small  Cap Fund in  connection  with the
          Merger.

     o    UBS Global AM will bear all expenses  incurred in connection  with the
          Merger.

     o    A  taxable  Merger  will  not be  adverse  to  the  vast  majority  of
          Nasdaq-100  Fund  shareholders  because  of  the  accumulated  deficit
          (consisting  of accumulated  capital and other losses,  and unrealized depreciation of investments) experienced by the Nasdaq-100 Fund in its holdings  since the Fund's  inception  in  calendar  year  2000;  as a result, Nasdaq-100 Fund shareholders who have experienced a decline in the net asset value of their Fund shares may  recognize a taxable loss on the  exchange  of their  Nasdaq-100  Fund shares for Small Cap Fund shares.  Based on the records of the Fund's transfer agent, as of June
          30, 2003, the vast majority of the Nasdaq-100 Fund shareholders  owned their  shares at a loss.  As a result,  UBS  Global AM  believes  that relatively few  shareholders  of the Nasdaq-100  Fund will recognize a gain because of the Merger (based upon current net asset values).

     o    Because  the  proposed  Merger  will be  effected  on the basis of the relative net asset values of the Funds, shareholders of the Nasdaq-100
          Fund  will  not   experience  any  dilution  in  the  value  of  their
          investments as a result of the Merger.

     o    If the Merger is approved by  shareholders  of the Nasdaq-100 Fund and the  Merger  of the  Funds is  consummated,  the  shareholders  of the
          Nasdaq-100 Fund will become shareholders of the Small Cap Fund.

     o    For a period of one year  following  the  closing of the  Merger,  the expense ratio of each class of shares of the Small Cap Fund will be no higher than the expense ratio of the corresponding  class

                                        15

          of shares of the Nasdaq-100  Fund. This is due to the agreement of UBS
          Global AM (Americas) to waive a portion of its advisory fees.

     o    If the Merger is approved by shareholders  of the Nasdaq-100  Fund, it is contemplated that the investment advisory fee payable to UBS Global
          AM (Americas) by the Small Cap Fund will be contractually reduced from
          1.00%  to  0.85%  of  the  Fund's   average   daily  net  assets  upon
          consummation of the Merger.

     o    As  shareholders of the Small Cap Fund,  Nasdaq-100 Fund  shareholders
          would   continue   to  benefit   from  the  same   high-quality   fund
          administration and shareholder services as they currently enjoy.

     o    The  combined  Fund will have a larger asset base and may benefit from economies of scale and any  corresponding  reduction in expenses  that result from such larger asset base.

     o    The  Small  Cap Fund  may be  better  positioned  to  attract  assets, following  the Merger,  than the  Nasdaq-100  Fund would be absent the reorganization.

     The Securities  Trust Board also  considered  that the  Nasdaq-100  Fund is required  by its  prospectus  to invest in the stocks  listed in the  Nasdaq-100
Index. DSI thus has somewhat limited flexibility in making investment  decisions for the Nasdaq-100 Fund, as compared to the broader  investment  mandate for UBS
Global AM (New York) in managing the Small Cap Fund. Furthermore, the Nasdaq-100
Fund is non-diversified  (unlike the Small Cap Fund, which is diversified),  and the Nasdaq-100 Fund has a sizable  investment  concentration in companies in the technology sector.

     The Securities Trust Trustees,  on behalf of the Nasdaq-100 Fund, concluded that the Merger is in the best interests of the  shareholders  of the Nasdaq-100
Fund and that no  dilution  of value would  result for the  shareholders  of the
Nasdaq-100 Fund from the Merger. The Securities Trust Trustees believed that the
Merger  will  permit  shareholders  of  the  Nasdaq-100  Fund  to  pursue  their investment goals in a larger portfolio without diluting shareholders' interests.
The  Securities  Trust  Board,  including  a majority  of the  Securities  Trust
Trustees who are not interested persons of the Securities Trust, then decided to approve  the  Agreement  and  Plan and to  recommend  that  shareholders  of the
Nasdaq-100 Fund vote to approve the Merger.

     The UBS Funds  Trustees,  on behalf of the Small Cap Fund,  also determined that  the  Merger  was in the  best  interests  of the  Small  Cap  Fund and its shareholders and that no dilution of value would result to those shareholders.

     For the reasons discussed above, the Securities Trust Board, on behalf of the Nasdaq-100 Fund, recommends that you vote FOR the Agreement and Plan.

     If the shareholders of the Nasdaq-100 Fund do not approve the Agreement and
Plan,  the Merger will not take place,  and the  Securities  Trust  Trustees may consider other possible courses of action, including liquidation and dissolution of the Nasdaq-100 Fund.

                          INFORMATION ABOUT THE MERGER

     This  information  is only a summary of the Agreement and Plan.  You should read the actual Agreement and Plan. It is attached as Exhibit A and incorporated herein by reference.

How will the Merger be carried out?

     If the  shareholders of the Nasdaq-100 Fund approve the Agreement and Plan, the  Merger  will take place  after  various  conditions  are  satisfied  by the
Securities  Trust, on behalf of the Nasdaq-100 Fund, and

                                        16

by the Trust, on behalf of the Small Cap Fund, including the delivery of certain documents.  The  Securities  Trust and the Trust will agree on the specific date for the actual Merger to take place (the "Closing").

     If the  shareholders of the Nasdaq-100 Fund approve the Agreement and Plan, it is  expected  that  the  Nasdaq-100  Fund  would  liquidate  all its  current holdings.  The Nasdaq-100 Fund will deliver to the Small Cap Fund  substantially all of its assets (which will consist of cash),  subject to its liabilities,  at the Closing.  In exchange,  the  Securities  Trust,  on behalf of the Nasdaq-100
Fund, will receive Small Cap Fund Class A Shares, Small Cap Fund Class B Shares,
Small  Cap  Fund  Class C  Shares  and  Small  Cap Fund  Class Y  Shares,  to be
distributed  pro  rata  by  the  Nasdaq-100  Fund  to  its  shareholders  in the corresponding classes, in complete liquidation and dissolution of the Nasdaq-100
Fund.  The value of the assets of the  Nasdaq-100  Fund to be  delivered  to the
Small Cap Fund shall be the value of such net assets computed as of the close of business of the NYSE (normally, 4:00 p.m. Eastern time) on the last business day prior to the Closing (the "Valuation Date").

     The stock transfer books of the Nasdaq-100 Fund will be permanently  closed as of  the  Valuation  Date.  The  Nasdaq-100  Fund  will  accept  requests  for redemption only if received in proper form before that time.  Requests  received after that time will be  considered  requests to redeem  shares of the Small Cap
Fund.

     To the extent  permitted  by law,  the  Securities  Trust and the Trust may agree to amend the Agreement  and Plan without  shareholder  approval.  They may also agree to  terminate  and abandon the Merger at any time  before,  or to the extent  permitted by law, after the approval of  shareholders  of the Nasdaq-100
Fund.

Who will pay the expenses of the Merger?

     UBS Global AM will pay all expenses incurred in connection with the Merger.

What are the tax consequences of the Merger?

     For federal income tax purposes,  it is expected that the reorganization of the Nasdaq-100 Fund will not qualify for "tax-free" treatment under the Internal
Revenue Code of 1986,  as amended (the "Code").  This is because the  Nasdaq-100
Fund expects to liquidate  all of its current  holdings and transfer cash to the
Small  Cap  Fund in  connection  with  the  Merger,  as well as  because  of the significant  differences in the Funds'  investment  objectives and the manner in which each Fund seeks to achieve its investment objective.

     Therefore,  the Merger will be treated under the Code as if the  Nasdaq-100
Fund  sold its  current  holdings  for cash and then  used the cash to  purchase shares of the Small Cap Fund,  followed by a liquidation of the Nasdaq-100  Fund in which the shareholders of the Nasdaq-100 Fund are treated as exchanging their shares  in the  Nasdaq-100  Fund for  shares  in the Small Cap Fund in a taxable transaction.  For the  shareholders of the Nasdaq-100 Fund who hold their shares in  tax-advantaged  accounts,  such as retirement plans, the Merger will have no immediate tax  consequence.  Shareholders  who are subject to federal income tax may  recognize  a gain or loss as a result of the Merger on the  exchange of the
Nasdaq-100 Fund shares for Small Cap Fund shares.  Any such gain or loss will be equal to the difference between the basis of the Nasdaq-100 Fund shareholders in their  Nasdaq-100  Fund shares and the fair  market  value of the Small Cap Fund shares they receive in the Merger.

     The capital loss  carryovers of the Nasdaq-100  Fund that are not otherwise utilized to offset any gains on the sale by the  Nasdaq-100  Fund of its current holdings, prior to the Merger, will expire and not be available to the Small Cap
Fund. As a result, it is expected that a significant portion of the capital loss carryovers of the Nasdaq-100  Fund,  which might otherwise have been utilized to offset future capital gains, will expire unutilized. At September 30, 2002, on a tax basis, the Nasdaq-100 Fund had unrealized  depreciation of investments equal to $51,740,540  and capital losses that expire as follows:  $365,067  (2009)

                                        17

and  $19,411,471   (2010).  In  addition,   in  accordance  with  U.S.  Treasury
Regulations,  the  Nasdaq-100  Fund elected to defer  $20,907,725 of net capital losses  arising  after  October 31, 2001,  which are treated for tax purposes as arising on October 1, 2002. In total,  the Nasdaq-100  Fund had, as of September
30, 2002, a tax basis accumulated  deficit of $92,424,803,  which, to the extent not  utilized  to offset  any  gains on sale of  current  holdings  prior to the
Merger,  will go unutilized.  However, to the extent that accumulated deficit is reflected in the net asset value of the shares presently held by shareholders of the Nasdaq-100 Fund,  taxable  shareholders will likely recognize a taxable loss on the liquidation of the Nasdaq-100 Fund.

     Shareholders of the Nasdaq-100  Fund may recognize  taxable gains or losses if they redeem or exchange their shares of the Nasdaq-100 Fund before the Merger or redeem or exchange their Small Cap Fund shares after the Merger. Shareholders generally  will be liable for any taxes that are  associated  with  periodic  or special distributions that occur prior to or after the reorganization, including any distributions of realized gains from sales of portfolio securities.  In that regard,  it is presently  expected that the Nasdaq-100  Fund would liquidate its current  holdings and transfer cash to the Small Cap Fund in connection with the
Merger.  Please  note that  retirement  plans and  accounts  are  generally  not affected by such tax consequences,  although  distributions  from  tax-qualified plans are not exempt from tax consequences.

     You should consult your tax advisor  regarding the effect of the Merger, if any, in light of your individual circumstances. You should also consult your tax advisor  about  the state and local  tax  consequences  of the  Merger,  if any, because this discussion only relates to the federal income tax consequences.

What should I know about the Small Cap Fund Shares?

     If the Merger is approved, full and fractional shares of the Small Cap Fund will be issued without the  imposition of a front-end  sales charge or other fee to  shareholders  of the  Nasdaq-100  Fund in  accordance  with  the  procedures described above. When issued, each share will be duly and validly issued,  fully paid, nonassessable and fully transferable. All shares have noncumulative voting rights.  This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board of Trustees of the Trust. If this happens, holders of the remaining shares voting will not be able to elect any trustees.

     A shareholder of a class of shares of the Small Cap Fund will receive a pro rata  share of all  distributions  arising  from the  Small  Cap  Fund's  assets attributable to the class of shares owned by the shareholder, and upon redeeming shares, will receive the portion of the Small Cap Fund's net assets attributable to the class of shares  owned by the  shareholder  represented  by the  redeemed shares.

     The  shares of the Small Cap Fund will be  recorded  to each  shareholder's account on the books of the Small Cap Fund's transfer agent.  The Small Cap Fund does not issue share certificates.

How do shareholder rights and obligations of the Funds compare?

     While  the Trust  and the  Securities  Trust  are  separate  entities,  and
governed  by  different  organizational   documents,  both  the  Trust  and  the
Securities  Trust are  organized  under the laws of the State of  Delaware,  and shareholders of the Nasdaq-100 Fund will not experience a material  reduction in their shareholder rights as a result of the Merger.

     Each  Trust is  organized  as a  Delaware  statutory  trust.  The  Trust is governed by an Agreement and Declaration of Trust (the "Trust Agreement"). Under
the Trust Agreement,  the Trust has an unlimited number of authorized  shares of beneficial interest, with each share having a par value of $0.001 per share. The
Securities  Trust is governed by an Amended and Restated Trust  Instrument  (the
"Trust Instrument").

                                        18

Pursuant to the Trust  Instrument,  the Securities Trust has an unlimited number of authorized shares of beneficial interest,  with each share having a par value of $0.001 per share.  The UBS Funds Trustees and the  Securities  Trust Trustees
(together,   the  "Boards")  may,  without  shareholder  approval,   divide  the
authorized  shares of the applicable  trust into an unlimited number of separate portfolios  or series  ("series").  The  Boards  may also,  without  shareholder approval,  divide the  series  into two or more  classes  of  shares.  The Trust currently consists of fifteen series,  including the Small Cap Fund. Each series of the  Trust,  including  the Small Cap Fund,  offers  four  classes  of shares
(designated Class A Shares,  Class B Shares, Class C Shares and Class Y Shares).
The Securities Trust currently consists of two series,  including the Nasdaq-100
Fund.  The  Nasdaq-100  Fund offers four classes of shares  (designated  Class A
Shares,  Class B Shares,  Class C Shares and Class Y Shares). The Trust and each series of the Trust,  as well as the Securities  Trust and each series  thereof, including the Nasdaq-100 Fund, will continue indefinitely until terminated.

     With respect to a series of shares of the Trust and the  Securities  Trust, shares of the same class  have equal  dividend,  distribution,  liquidation  and voting rights, and fractional shares have proportionate  rights.  Each series or class bears its own expenses  related to its  distribution  of shares (and other expenses,  such as  transfer  agency,  shareholder  service  and  administration expenses). Generally, shares of the Trust and the Securities Trust will be voted in the aggregate  without  differentiation  between  separate series or classes;
provided however that, if a matter only affects certain series or classes,  then only shares of the affected  series or classes shall be voted in the  aggregate.
Shares of the Securities Trust generally are voted by individual series, except:
(i) when  required  by the 1940  Act to be  voted  in the  aggregate  and not by individual  series;  and (ii) when the Securities Trust Trustees have determined that the matter affects only the interests of one or more classes, then only the shareholders of the affected classes shall be entitled to vote.

     Under the Trust  Agreement  and the Trust  Instrument,  as well as relevant state  law,  annual  meetings  of  shareholders  are not  required  to be  held.
Generally, each trust calls shareholder meetings only when specifically required by federal law or by the law of its jurisdiction of  organization.  Shareholders representing  one-tenth (10%) or more of the outstanding shares entitled to vote on a matter may cause each trust to call a shareholder meeting.  With respect to the Trust,  a shareholder  meeting is not required to be called upon the request of  shareholders  entitled to cast less than a majority of all votes entitled to be cast at such meeting to consider any matter that is substantially the same as a matter voted on at any  shareholder  meeting held during the preceding  twelve months.

     Under  Delaware  law and the Trust's  Trust  Agreement  and the  Securities
Trust's Trust Instrument,  shareholders of the Small Cap Fund and the Nasdaq-100
Fund,  respectively,  are not held personally  liable for the obligations of the
Trust, the Small Cap Fund, the Securities Trust or the Nasdaq-100 Fund.

What are the assets of the Funds and what might the  capitalization be after the
Merger?

     The  following  table sets forth,  as of June 30,  2003,  the assets of the
Small Cap Fund and the Nasdaq-100 Fund, and the estimated  capitalization of the
Small Cap Fund as  adjusted  to give effect to the  proposed  Merger.  The final capitalization  of the Small Cap Fund is likely to be different  when the Merger is consummated.

                                 Small Cap Fund        Nasdaq-100 Fund         Small Cap Fund
                                    Class A                Class A          Class A after Merger
                                  (unaudited)            (unaudited)             (estimated)
                            -----------------------------------------------------------------------
Net assets                            $9,841,092             $10,986,445            $20,827,537
Total shares outstanding                 983,944               3,311,607              2,082,404
Net asset value per share                 $10.00                   $3.32                 $10.00

                                        19

                                Small Cap Fund          Nasdaq-100 Fund         Small Cap Fund
                                    Class B                 Class B          Class B after Merger
                                  (unaudited)             (unaudited)            (estimated)
                            -----------------------------------------------------------------------
Net assets                            $1,131,982             $12,476,339            $13,608,321
Total shares outstanding                 114,501               3,853,727              1,376,488
Net asset value per share                  $9.89                   $3.24                  $9.89

                                Small Cap Fund          Nasdaq-100 Fund         Small Cap Fund
                                    Class C                 Class C          Class C after Merger
                                  (unaudited)             (unaudited)            (estimated)
                            -----------------------------------------------------------------------
Net assets                              $757,125              $9,807,907            $10,565,032
Total shares outstanding                  76,668               3,030,320              1,069,837
Net asset value per share                  $9.88                   $3.24                  $9.88

                                Small Cap Fund          Nasdaq-100 Fund         Small Cap Fund
                                    Class Y                 Class Y          Class Y after Merger
                                  (unaudited)             (unaudited)            (estimated)
                            -----------------------------------------------------------------------
Net assets                           $39,785,279                $676,572            $40,461,851
Total shares outstanding               3,918,764                 202,490              3,985,405
Net asset value per share                 $10.15                   $3.34                 $10.15

ADDITIONAL  INFORMATION ABOUT THE INVESTMENT OBJECTIVE AND POLICIES OF THE SMALL
CAP FUND

     The  investment  objective  of the Small Cap Fund is to  provide  long-term capital appreciation. Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any)
in  equity   securities   of  U.S.   small   capitalization   companies.   Small
capitalization companies are those companies with market capitalizations ranging from $100 million to $2.5 billion at the time of purchase.  The Small Cap Fund's investments  in equity  securities may include  common stock,  preferred  stock, securities  such as warrants or rights,  and sponsored or unsponsored  American,
European and Global depositary receipts. The Small Cap Fund may invest up to 20%
of its net assets in foreign securities. The Small Cap Fund also may (but is not required  to)  use  forward  currency  contracts,  options,  futures  and  other derivatives  as part of its  investment  strategy  or to help  manage  portfolio risks.

     In addition to equity securities,  the Small Cap Fund may invest in cash or cash equivalent  instruments,  including  shares of affiliated and  unaffiliated money market mutual funds and similar private investment vehicles.  Under normal circumstances,  the Small Cap Fund may invest up to 20% of its assets in cash or cash equivalent investments. The Small Cap Fund may invest 100% of its assets in cash or cash equivalents for temporary defensive purposes.

     UBS Global AM (New York) selects  securities of companies for the Small Cap
Fund's portfolio that possess  dominant market positions or franchises,  a major technical edge, or a unique competitive  advantage.  When selecting  securities,
UBS Global AM (New York)  considers  earnings  revision  trends,  positive stock price momentum and sales acceleration. The Small Cap Fund may invest in emerging
growth   companies   that  UBS  Global  AM  (New  York)  expects  to  experience above-average  earnings or cash flow growth or meaningful  changes in underlying asset  values.  The Small Cap Fund will  invest in  companies  within  the small capitalization  range described above.  However, the Small Cap Fund may invest a portion of its assets outside this range.

     The portfolio  turnover rate for the Small Cap Fund may exceed 100%, and in some years,  150%.  Increased  portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

                                        20

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     This section  describes the key  investment  policies of the Small Cap Fund
and  the  Nasdaq-100  Fund  and  certain  noteworthy   differences  between  the
investment strategies and policies of the Funds. For a more complete description of the Small Cap Fund's investment policies and risks, you should read the Small
Cap Fund  Prospectus,  which  accompanies  this  Prospectus/Proxy  Statement  as
Exhibit B.

Are there any  significant  differences  between the  investment  objectives and policies of the Funds?

     Investment  Objectives and  Investment  Strategies.  There are  significant differences between the Funds' investment objectives and policies. The Small Cap
Fund's investment  objective is to provide long-term capital  appreciation.  The
Nasdaq-100 Fund's  investment  objective is to seek higher total return over the long term than the  Nasdaq-100  Index.  While the Funds'  investment  objectives share  long-term  time horizons,  their goals are different.  The Small Cap Fund seeks capital  appreciation,  without reference to an explicit index or measure.
The  Nasdaq-100  Fund seeks a level of total return that is greater than that of the Nasdaq-100 Index, a specific index. Each Fund's investment objective may not be changed without shareholder approval.

     Unless otherwise stated,  each of the investment policies described in this
Prospectus/Proxy  Statement is a non-fundamental  policy. Policies or investment restrictions  of a Fund that are  deemed to be  fundamental  may not be  changed without the approval of the lesser of: (i) a majority of the outstanding  shares of the Fund;  or (ii) 67% or more of the  shares  represented  at a  meeting  of shareholders at which the holders of more than 50% of the outstanding  shares of the Fund are represented. Policies or investment restrictions of a Fund that are deemed  to be  non-fundamental  may be  changed  by  the  Fund's  Board  without shareholder approval.

     Each Fund invests a substantial portion of its assets in equity securities.
Under normal market  conditions,  the Small Cap Fund invests at least 80% of its net  assets  (plus  borrowings  for  investment  purposes,  if  any)  in  equity securities of U.S. small  capitalization  companies.  For these purposes,  small capitalization companies are those companies with market capitalizations of $2.5 billion  or less at the  time  of  purchase.  Under  normal  circumstances,  the
Nasdaq-100  Fund  invests at least 80% of its net assets (plus the amount of any borrowing  for  investment  purposes)  in  common  stocks  issued  by  companies represented  in the  Nasdaq-100  Index.  As a result of  investing  in companies represented  in the Nasdaq-100  Index,  the  Nasdaq-100  Fund's equity  holdings consist  primarily  of large  capitalization  common  stocks of U.S. and foreign issuers.  As of September 30, 2002,  the average  market  capitalization  of the
Nasdaq-100 Fund's portfolio was $51.4 billion.

     While both Funds principally invest in equity securities, there are several
notable   differences  in  their   investment   policies.   First,   the  market
capitalization ranges of the Funds' portfolio securities are different, with the
Small Cap Fund investing in companies  whose market  capitalizations  range from
$100 million to $2.5 billion,  and the Nasdaq-100  Fund  generally  investing in larger capitalization companies. Second, the Nasdaq-100 Fund, as a result of its investment policy of investing in securities listed in the Nasdaq-100 Index, has significant  weightings in the technology sector (which includes  biotechnology, communications equipment,  semi-conductor equipment and products, and software).
The Small Cap Fund, which is not confined to purchasing  securities  represented in a  pre-existing  list or index,  is  permitted  to invest in a wider range of companies, and is generally more diversified across more sectors.

     Another significant difference between the Funds is that DSI and UBS Global
AM (New York)  utilize  different  strategies  and  processes  for analyzing and selecting  securities to be purchased by the Funds. The Nasdaq-100 Fund seeks to achieve its investment  objective by following the DSI  Proprietary  Strategy to

                                        21

invest  principally  in a selection  of common  stocks that are  included in the
Nasdaq-100  Index./1/  The  Nasdaq-100  Fund  normally  invests in a majority of stocks in the Nasdaq-100  and weights its holdings based on the DSI  Proprietary
Strategy.  Compared  to the  stock  weightings  in  the  Nasdaq-100  Index,  the
Nasdaq-100  Fund  overweights  stocks that the DSI  Proprietary  Strategy  ranks positively,  and underweights stocks that the Strategy ranks negatively relative to the Nasdaq-100  Index.  Generally,  the  Nasdaq-100  Fund gives stocks with a neutral ranking the same weight as in the Nasdaq-100 Index.

     The  Nasdaq-100  Fund  seeks  to  control  the  risk  of its  portfolio  by maintaining a general  correlation of at least 90% between its  performance  and the  performance  of the  Nasdaq-100  Index over  time,  with a  relatively  low tracking error. To maintain this general correlation,  the Nasdaq-100 Fund gives each stock in its portfolio a weighting  that is close to the  Nasdaq-100  Index weighting  and, if necessary,  readjusts the  weighting  when it rebalances  the portfolio.  The  Nasdaq-100  Fund also  considers  relative  industry and sector weightings and market  capitalization.  The Nasdaq-100 Fund generally expects to rebalance  its portfolio  monthly,  but may do so more often if DSI considers it appropriate to do so. As of September 30, 2002, approximately 59.9% of the value of the stocks  currently in the Nasdaq-100  Index was in the technology  sector, and the  Nasdaq-100  Fund  expects that its  investments  will reflect a similar concentration in the technology sector.

     In selecting  securities for the Nasdaq-100 Fund, DSI seeks to add value to the Fund's  portfolio  through stock  selection  while  managing the Fund's risk profile. DSI believes that:

     o    undervalued  securities  with  improving  market  fundamentals  should outperform a given benchmark;

     o    during different  market  environments,  different  factors can become more or less significant; and

     o    unintended deviations from the benchmark should be minimized.

     In deciding which stocks to buy and sell for the Nasdaq-100  Fund, DSI uses its Proprietary Strategy,  which consists of an adaptive stock ranking model and a portfolio  construction  model.  DSI has  developed a  quantitative,  dynamic, bottom-up,  multi-factor model to rank the stocks in the Nasdaq-100 Index, using relatively independent factors (such as earnings expectations,  earnings growth, valuation, yield, return on equity and margins). DSI believes that these factors have varying  influences  during  different phases of the stock market cycle and reevaluates the relative  importance and weighting of each factor  monthly.  DSI applies this adaptive stock ranking model to the stocks in the Nasdaq-100 Index, so that the relative rankings of these stocks may change from month to month.

     In  contrast  to the  Nasdaq-100  Fund,  UBS Global AM (New York)  actively manages the Small Cap Fund  through the  sub-advisor's  small cap growth  equity investment process. In selecting  securities,  UBS Global AM (New York) seeks to invest in companies that possess  dominant  market  positions or  franchises,  a major technical edge, or a unique competitive advantage. To this end, UBS Global
AM (New York) considers earnings revision trends,  positive stock price momentum and sales acceleration when selecting securities.  The Small Cap Fund may invest in emerging growth companies,  which are companies that UBS Global AM (New York)
expects to experience  above-average  earnings or cash flow growth or meaningful

--------
/1/  The Nasdaq-100 Fund is not sponsored, endorsed, sold or promoted by Nasdaq, and Nasdaq makes no representation  regarding the advisability of investing
     in   the   Nasdaq-100   Fund.    Nasdaq-100(R),    Nasdaq-100(R)Index   and
     Nasdaq-100(R)are  trade or service  marks of Nasdaq and have been  licensed for use by UBS Global AM.

                                        22

changes  in  underlying  asset  values.  In  constructing  the Small Cap  Fund's portfolio,  UBS  Global AM (New  York)  relies  on its  proprietary  models  and fundamental research on companies determined to be favorable under its models.

     Principal  Investments.  As stated above,  under normal market  conditions, both Funds seek to achieve their investment objectives by investing primarily in equity securities of U.S. and foreign issuers.

     Equity Securities. Each Fund's investments in equity securities may include common  stock,  preferred  stock,  securities  such as warrants  or rights,  and sponsored or unsponsored American,  European and Global depositary receipts. The
Nasdaq-100  Fund may also  invest in  convertible  debt  securities  and  equity interests in trusts, partnerships, joint ventures or similar enterprises.

     Foreign  Investments.  Both  Funds are  permitted  to invest in the  equity securities of foreign  companies.  The Small Cap Fund has an  investment  policy that  permits  investments  of up to 20% of the  Fund's  net  assets in  foreign securities.  The Nasdaq-100 Fund may invest in U.S. dollar  denominated  foreign securities  that are included in the  Nasdaq-100  Index and traded on recognized
U.S. exchanges or on the U.S. over-the-counter market.

     Cash and Cash Equivalents.  Each Fund may invest a portion of its assets in
short-term  debt  securities   (including   repurchase  agreements  and  reverse
repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities,  and banks and finance companies, which may be denominated in any currency. Each Fund may also invest a portion of its assets in shares issued by affiliated  or  unaffiliated  money market  mutual funds and similar  private investment vehicles.  Both Funds may invest in cash equivalents for a variety of reasons,  including for liquidity, in anticipation of shareholder redemptions of
Fund shares, to reinvest cash collateral from securities  lending activities and as part of their normal investment programs.

     Under normal circumstances, each Fund may invest up to 20% of its assets in cash or cash equivalent investments, such as money market instruments.  However, in order to protect  against adverse market  conditions,  the Small Cap Fund may take a temporary  defensive  position by  investing  up to 100% of its assets in cash or cash  equivalents.  The  Nasdaq-100  Fund does not have a similar policy with regard to investing for temporary defensive purposes. If the Small Cap Fund invests  for  defensive  purposes,  it may be unable to  pursue  its  investment objective.

     Derivatives.  Derivative  securities are those  securities whose values are dependent upon the performance of one or more securities, indices or currencies.
Both Funds may (but are not required) to use options, futures contracts, options
on  future  contracts  and  forward  currency  contracts.   Each  Fund  may  use
derivatives  for a variety of reasons,  including  to reduce the risk of adverse price  movements  while  investing cash received when  investors buy shares,  to facilitate trading and to reduce transaction costs. Specifically, the Nasdaq-100
Fund may  (but is not  required  to) use  derivatives  as part of its  principal investment strategy to simulate investment in the stocks in the Nasdaq-100 Index stocks, while retaining a cash balance for Fund management purposes.

     Portfolio  Turnover.  Neither Fund considers  portfolio turnover rates when making investment decisions.  The portfolio turnover rate for the Small Cap Fund may exceed 100% and in some years 150%.  Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs.  It may also  result in  taxable  gains.  Higher  costs  associated  with increased portfolio turnover may offset gains in a Fund's performance.

What are the principal risk factors associated with investments in the Funds?

     The risks of  investing  in the Funds are  similar.  Like all  investments, investments in the Funds involve  risks.  There is no assurance that either Fund will meet its  investment  objective.  The  achievement  of a

                                        23

Fund's investment  objective depends upon market conditions generally and on the
analytical  and  portfolio   management   skills  of  the  Fund's   sub-advisor.
Investments in the Funds are not guaranteed;  you may lose money by investing in the Funds.  Other  principal  risks of  investing  in the Funds are  highlighted below.  Additional  risks of investing in each Fund,  along with further details about some of the risks described  below, are discussed in each Fund's Statement of Additional Information.

     Equity  Risk.  The  prices of common  stocks  and other  equity  securities generally  fluctuate more than those of other investments.  They reflect changes in the issuing company's  financial condition and changes in the overall market.
Common stocks  generally  represent the riskiest  investment in a company.  Each
Fund  could  lose a  substantial  part,  or even  all,  of its  investment  in a company's stock.

     Market Risk.  The risk that the market value of a Fund's  investments  will fluctuate  as the stock and bond  markets  fluctuate.  Market  risk may affect a single issuer,  industry or sector of the economy,  or it may affect the markets as a whole.

     Small  Company  Risk.  (Small Cap Fund only) The risk that  investments  in smaller companies may be more volatile than investments in larger companies,  as smaller  companies  generally  experience  higher growth and failure rates.  The trading  volume of smaller  company  securities  is normally  lower than that of larger  companies.  Such  securities may be less liquid than securities of large company issuers, making it difficult to sell these securities at a time or price desired. Changes in the demand for the securities of smaller companies generally have a  disproportionate  effect on their market prices,  tending to make prices rise more in  response  to buying  demand and fall more in  response  to selling pressure.

     DSI  Proprietary  Strategy  Risk.  (Nasdaq-100  Fund only) By using the DSI
Proprietary  Strategy,  the  Nasdaq-100  Fund seeks higher total return over the long  term than the  total  return  of the  Nasdaq-100  Index.  It  maintains  a correlation  between the Fund's  performance and that of the Nasdaq-100 Index in both rising and falling markets.  DSI attempts to achieve the Nasdaq-100  Fund's objective by overweighting some stocks and underweighting others relative to the
Nasdaq-100 Index. If stock prices do not behave in the manner anticipated by the
DSI  Proprietary  Strategy,  the Nasdaq-100  Fund may not achieve its investment objective  and could lose more money on  overweighted  stocks or forgo  gains on underweighted stocks, resulting in lower performance than if the Nasdaq-100 Fund were to simply  invest to track the  weightings  of the  Nasdaq-100  Index.  The
Nasdaq-100 Fund's performance also may deviate from that of the Nasdaq-100 Index due to the daily cash flows to which the Fund is subject  and which will  result in the  ongoing  purchases  and  sales of  stocks  and  transactional  expenses, including  brokerage  fees. In addition,  the Nasdaq-100  Fund must pay fees and expenses that are not borne by the Nasdaq-100 Index.

     Technology Sector Risk.  (Nasdaq-100 Fund only) The Nasdaq-100 Fund expects to invest in the  stocks of  companies  in the  technology  sector as  necessary generally to reflect the Nasdaq-100  Index's  concentration in this sector. As a result, the Nasdaq-100 Fund is more susceptible to the risks that are associated with  that  sector  than a fund  with a  broader  range  of  investments.  As of
September 30, 2002,  approximately  59.9% of the value of the stocks  underlying the Nasdaq-100  Index was  represented  by companies in the  technology  sector, which has shown  relatively  high  volatility  in price  performance.  The price performance  of the  Nasdaq-100  Index  and the price of the  Nasdaq-100  Fund's shares may be more  volatile when  compared to other  broad-based  stock indices because of their  concentration  in the  technology  sector.  In  addition,  the
Nasdaq-100  Fund is more  susceptible to the risks that are associated with that sector  than  a fund  with a  broader  range  of  investments,  and  the  Fund's performance  will be  adversely  affected  by  unfavorable  developments  in the technology  sector.  Individual issuers within the technology sector, as well as the technology sector as a whole, can be significantly  affected by obsolescence of existing  technology,  short product cycles,  falling prices and profits, and competition from new market entrants.

                                        24

     Single  Issuer  Concentration  Risk.  (Nasdaq-100  Fund only)  Because  the
Nasdaq-100 Fund is non-diversified, it can invest more of its assets in a single issuer than a diversified fund can.  Specifically,  a  non-diversified  fund may invest more than 5% of its total assets in  securities  of a single  issuer to a greater extent than a diversified  fund.  The Nasdaq-100  Fund expects to invest more than 5% of its total  assets in the  securities  of specific  companies  as needed generally to follow the Nasdaq-100 Index. The identity and capitalization weightings of the companies which represented 5% or more of the Nasdaq-100 Index as of December 31, 2002 were as follows:  Microsoft Corporation (12.54%). When a fund holds a large  position in the  securities  of one  issuer,  changes in the financial  condition  or in the  market's  assessment  of that  issuer may cause larger changes in the fund's total return and in the price of its shares than it would for a more diversified fund.

     Foreign  Investing  Risk.  The value of each Fund's  investments in foreign securities may fall due to adverse governmental,  political, social and economic developments  abroad.  Also,  each Fund is  subject  to the risk of  changes  in
currency   valuations  and  differences  between  U.S.  and  foreign  regulatory requirements and market practices.

     Derivatives Risk. The value of "derivatives" may rise or fall in value more rapidly  than the  value  of other  investments.  For  some  derivatives,  it is possible  for  each  Fund to lose  more  than  the  amount  it  invested  in the derivative.  A Fund's use of  derivatives  may not succeed for various  reasons, including  unexpected  changes  in the values of the  derivatives  or the assets underlying  them.  Also,  if a Fund uses  derivatives  to adjust or "hedge"  the overall risk of its portfolio, the hedge may not succeed if changes in the value of the  derivatives  are not  matched  by  opposite  changes in the value of the assets being hedged.

How do the investment restrictions of the Funds differ?

     The Small Cap Fund and the Nasdaq-100 Fund are subject to similar,  but not
identical,   fundamental   investment   restrictions   regarding   lending   and
underwriting.  The differences in these specific investment restrictions, and in the Funds' other investment restrictions, are discussed below.

     The Funds have comparable investment restrictions relating to lending. Both
Funds will not make loans, although each Fund is permitted to lend its portfolio securities and to enter into  repurchase  agreements  (which may be deemed to be loans). Each Fund may lend it portfolio  securities to qualified  broker-dealers and  institutional  investors  in an amount  up to 33 1/3% of its total  assets.
Also, certain  instruments (such as debt securities,  loan  participations,  and interests therein) are explicitly excluded from the Funds' lending restrictions.
In this regard, the Nasdaq-100 Fund's restriction  explicitly  excludes from the investment  restriction  a greater  array of debt  securities  and money  market instruments (including bonds, debentures, investments in government obligations, commercial  paper,  certificates  of deposit,  bankers'  acceptances and similar instruments)  than the  Small Cap  Fund's  restriction.  The  Small  Cap  Fund's investment  restriction  permits the Fund to engage in direct corporate loans in accordance  with the Fund's  investment  policies,  and permits the Fund to make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemption therefrom that may be granted by the SEC.

     The Funds are  subject to  substantively  similar  investment  restrictions relating to underwriting  securities.  The Small Cap Fund's restriction provides that the Fund will not act as an underwriter, except to the extent that the Fund may be deemed to be an underwriter  when disposing of securities it owns or when selling its own shares. The Nasdaq-100 Fund's restriction provides that the Fund will not engage in the business of  underwriting  securities  of other  issuers, except to the extent that the Fund might be considered an underwriter  under the federal  securities laws in connection with the Fund's  disposition of portfolio securities.

     The Funds have differing fundamental  investment  restrictions with respect to borrowing.  The Small Cap Fund may not borrow money, except that the Fund may borrow  money  from  banks to the extent

                                        25

permitted  by  the  1940  Act,  or to the  extent  permitted  by any  exemptions therefrom  which  may be  granted  by the SEC,  or for  temporary  or  emergency purposes, and then in an amount not exceeding 33 1/3% of the value of the Fund's total assets.  The  Nasdaq-100  Fund may not borrow  money,  except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's  total assets
(including  the  amount of the  senior  securities  issued  but  reduced  by any liabilities not constituting  senior  securities) at the time of the issuance or borrowing. Furthermore, the Nasdaq-100 Fund may borrow up to an additional 5% of its total assets (not including the amount  borrowed) for temporary or emergency
purposes.   Finally,  the  Nasdaq-100  Fund  is  subject  to  a  non-fundamental investment  restriction  that  prohibits  the  Fund  from  purchasing  portfolio securities  while  borrowings  in excess of 5% of the  Fund's  total  assets are outstanding.  The Small Cap Fund is not subject to a comparable  non-fundamental investment restriction.

     The Funds are subject to different  restrictions relating to issuing senior securities.  The Small Cap Fund is prohibited from issuing  securities senior to its presently authorized shares of beneficial interest,  except that the Fund is not prohibited under the restriction  from (a) making any permitted  borrowings, loans,  mortgages or pledges;  (b) entering  into  options,  futures  contracts, forward contracts,  repurchase transactions or reverse repurchase  transactions;
or (c) making short sales of securities as described below. The Nasdaq-100 Fund, by contrast,  is prohibited from issuing senior securities,  except as permitted under the 1940 Act, and then not in excess of 33 1/3% of the Fund's total assets
(including the amount of the senior securities that have been issued but reduced by any  liabilities  not  constituting  senior  securities),  at the time of the issuance.

     The Funds have different  restrictions regarding short sales. The Small Cap
Fund's restriction,  unlike the Nasdaq-100 Fund's  restriction,  is fundamental.
The Small Cap Fund is permitted, under its investment restriction, to make short sales of  securities,  to the extent  permitted  by the 1940 Act and any rule or order thereunder,  or SEC staff  interpretations  thereof. The Nasdaq-100 Fund's non-fundamental  investment  restriction states that the Fund will not engage in short sales of securities or maintain a short position, except that the Fund may
(i) sell  securities  short "against the box," and (ii) maintain short positions in connection with the Fund's use of financial options and futures,  forward and spot currency  contracts,  swap  transactions  and other financial  contracts or derivative instruments.

     There  are  notable  differences  in  the  Funds'  fundamental   investment
restrictions  relating  to  concentration.  The Small Cap Fund is  subject  to a restriction  that provides that the Fund will not concentrate  (invest more than
25% of its net  assets)  in  securities  of issuers  in a  particular  industry, whereas the Nasdaq-100 Fund is subject to a fundamental  investment  restriction of not purchasing any security if, as a result of that purchase,  25% or more of the Fund's total assets would be invested in securities of issuers  having their principal  business  activities in the same  industry.  While both Funds exclude securities  issued  or  guaranteed  by the U.S.  government,  its  agencies  and instrumentalities  from their  restrictions,  the Nasdaq-100  Fund's  investment restriction  differs  from the Small Cap  Fund's  restriction  in two  respects.
First,  municipal securities are explicitly excluded from the application of the
Nasdaq-100 Fund's 25% restriction,  while municipal  securities are not excluded from the Small Cap Fund's restriction.  Second, the Nasdaq-100 Fund's investment restriction contains an exclusion that provides that the Fund will invest 25% or more of its total  assets in  securities  of  issuers  in the same  industry  if necessary  to  replicate  the  weighting  of  that  particular  industry  in the
Nasdaq-100  Fund's benchmark index. The Small Cap Fund's  restriction  obviously does not include a similar exception.

     While both Funds are subject to a fundamental  investment  restriction that provides  that neither Fund will  purchase or sell real estate,  the  Nasdaq-100
Fund has more flexibility under its investment  restriction.  The Small Cap Fund is permitted to purchase and sell  securities of real estate  investment  trusts
("REITs") under its restriction.  The Nasdaq-100 Fund, however, may purchase and sell not only  securities  of REITs,  but also  securities of other issuers that invest in real estate. The Nasdaq-100 Fund may also, under its

                                        26

restriction,   make   investments  in   mortgage-backed   securities,   mortgage
participations  and other instruments  supported by interests in real estate. In addition,  the Nasdaq-100 Fund may exercise rights under agreements  relating to
real  estate-related  securities,   including  the  right  to  enforce  security
interests and to hold real estate acquired by reason of such  enforcement  until the real estate can be liquidated in an orderly manner.

     The Funds'  restrictions on investing in commodities  are similar,  but not identical. The Small Cap Fund may not purchase or sell commodities,  except that the Fund may purchase or sell  currencies,  may enter into futures  contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts. The Nasdaq-100 Fund may not purchase or sell physical  commodities  unless they are acquired as a result of owning securities or other instruments, but the Nasdaq-100 Fund may purchase, sell or enter into  financial  options and  futures,  forward and spot  currency contracts,  swap  transactions  and  other  financial  contracts  or  derivative instruments.

     The Small  Cap Fund is  subject  to a  fundamental  investment  restriction relating to diversification,  which provides that the Fund will not purchase the securities  of any one  issuer  (other  than the U.S.  government  or any of its agencies or  instrumentalities  or securities of other investment  companies) if immediately  after such  investment:  (a) more than 5% of the value of the Small
Cap Fund's total  assets would be invested in such issuer;  or (b) more than 10%
of the outstanding  voting securities of such issuer would be owned by the Fund, except  that up to 25% of the value of the Fund's  total  assets may be invested without regard to such 5% and 10% limitations.  As a  non-diversified  fund, the
Nasdaq-100 Fund obviously is not subject to a comparable investment restriction.

     The Nasdaq-100 Fund is subject to a non-fundamental  investment restriction prohibiting the Fund from purchasing securities on margin, except for short-term credit  necessary  for clearance of portfolio  transactions  and except that the
Fund may make margin  deposits in connection  with its use of financial  options and futures, forward and spot currency contracts,  swap transactions,  and other financial contracts and derivative instruments. The Small Cap Fund does not have a stated investment restriction relating to purchasing securities on margin.

     The Nasdaq-100 Fund is subject to a non-fundamental  investment restriction that  provides that the Fund will not purchase  securities  of other  investment companies,  except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC, and except that this restriction does not apply to  securities  received  or  acquired  as  dividends,  through  offers of exchange,  or as a result of reorganization,  consolidation or merger. The Small
Cap Fund is not  subject  to an  explicit  investment  restriction  relating  to investing in securities of other investment companies.

     Each Fund is  subject  to a  non-fundamental  investment  restriction  that allows the Fund to invest up to 15% of its net assets in illiquid securities.

                         COMPARISON OF FUND PERFORMANCE

     The following bar charts and tables provide  information  about each Fund's performance  and thus give some indication of the risks of an investment in each
Fund. The bar charts show how the performance of the Class Y Shares of each Fund has  varied  from year to year.  The  tables  for the Funds  illustrate  how the performance  of each  class of  shares,  before  taxes  and for  specified  time periods, compares to that of a broad measure of market performance. In addition, the tables present the performance of the Class Y Shares of each Fund reflecting the impact of taxes.  After-tax  returns  are  calculated  using the  historical highest  individual  federal  marginal  income tax rates and do not  reflect the impact  of  state  and  local  taxes.  Actual  after-tax  returns  depend  on an investor's  tax situation  and are likely to differ from those shown.  After-tax returns shown are not relevant to investors  who hold their Fund shares  through tax-deferred

                                        27

arrangements  such as 401(k) plans or individual  retirement  accounts.  In some cases,  the return  after  taxes may exceed  the return  before  taxes due to an assumed tax  benefit  from any losses on a sale of Fund shares at the end of the period.  After-tax  returns are shown only for Class Y Shares of the Funds,  and after-tax returns for the other classes will vary.

     Each Fund's past performance,  before and after taxes, does not necessarily indicate how the Fund will perform in the future.

-------------------------------------------- ---------------------------------------------
         Small Cap Fund                               Nasdaq-100 Fund
         --------------                               ---------------
-------------------------------------------- ---------------------------------------------
   Total Return on Class Y Shares                 Total Return on Class Y Shares
  (1998 is the Fund's first full                  (2001 is the Fund's first full
   calendar year of operations)                    calendar year of operations)
-------------------------------------------- ---------------------------------------------

[insert bar chart showing:  1998: (6.72)%;      [insert bar chart showing:  2001: (32.82)%;
1999: 41.70%; 2000: 22.42%; 2001: (10.23)%;     2002: (37.21)%]
2002:  (18.42)%]

Best quarter during years shown:                Best quarter during years shown:
4th quarter 1999 - 32.94%                       4th quarter 2001 - 34.77%

Worst quarter during years shown:               Worst quarter during years shown:
3rd quarter 1998 -(23.86)%                      3rd quarter 2001 - (36.27)%
-------------------------------------------- ---------------------------------------------

                 Average Annual Total Returns, Small Cap Fund**
                    (for the periods ended December 31, 2002)

       Class (Inception Date)                      1 Year           5 years       Life of Class
       ----------------------                      ------           -------       -------------
Class A (12/31/98)
     Return Before Taxes                          (23.04)%            N/A             4.38%
Class B (11/07/01)
     Return Before Taxes                          (23.25)%            N/A           (13.70)%
Class C (11/19/01)
     Return Before Taxes                          (20.86)%            N/A           (13.31)%
Class Y (9/30/97)
     Return Before Taxes                          (18.42)%           3.46%            2.16%
     Return After Taxes on Distributions          (18.42)%           1.82%            0.63%
     Return After Taxes on Distributions
       and Sale of Fund Shares                    (11.31)%           2.32%            1.30%
Russell 2000 Growth Index (reflects no            (30.26)%          (6.59)%             *
  deduction for fees, expenses, or taxes)

*    Average annual total returns for the Russell 2000 Growth Index for the life of each class were as follows:  Class A-(8.44)%;  Class  B-(19.85)%;  Class
     C-(23.15)%; Class Y-(7.80)%.

**   Returns reflect sales charges.

                                        28

                 Average Annual Total Returns, Nasdaq-100 Fund**
                    (for the periods ended December 31, 2002)

    Class (Inception Date)                      1 Year              Life of Class
    ----------------------                      ------              -------------
Class A (4/26/00)
     Return Before Taxes                       (40.78)%               (39.62)%
Class B (4/26/00)
     Return Before Taxes                       (41.01)%               (39.54)%
Class C (4/26/00)
     Return Before Taxes                       (39.09)%               (39.08)%
Class Y (4/26/00)
     Return Before Taxes                       (37.21)%               (38.17)%
     Return After Taxes on Distributions       (37.21)%               (38.17)%
     Return After Taxes on Distributions
       and Sale of Fund Shares                 (22.85)%               (27.61)%
Nasdaq-100 Index (reflects no deduction
  for fees, expenses, or taxes)                (37.52)%                   *

*    Average annual total returns for the Nasdaq-100  Index for the life of each
     class  were  as  follows:   Class  A-(37.66)%;   Class  B-(37.66)%;   Class
     C-(37.66)%; Class Y-(37.66)%.

**   Returns reflect sales charges.

                                        29

                               VOTING INFORMATION

How many votes are necessary to approve the Agreement and Plan?

     The  presence,  in person or by proxy,  of  one-third  of the shares of the
Nasdaq-100  Fund entitled to vote at the Meeting  shall  constitute a quorum for the  transaction  of  business  at the  Meeting.  Any  lesser  number  shall  be sufficient for adjournments.  Provided that a quorum is present, the approval of the Agreement and Plan requires the affirmative  vote of the lesser of: (i) more than 50% of the outstanding  voting  securities of the Nasdaq-100  Fund; or (ii)
67% or more of the  voting  securities  of the  Nasdaq-100  Fund  present at the
Meeting,  if the  holders  of more  than 50% of the  Fund's  outstanding  voting securities  are  present  or  represented  by proxy.  Each  shareholder  will be entitled  to one  vote for  each  full  share,  and a  fractional  vote for each fractional  share, of the Nasdaq-100 Fund held on the Record Date. If sufficient votes to approve the proposal  are not received by the date of the Meeting,  the
Meeting may be adjourned to permit further solicitations of proxies.

     Abstentions  and  broker   non-votes  will  be  included  for  purposes  of
determining  whether a quorum is  present at the  Meeting,  but will not be: (1)
treated  as  votes  cast  at the  Meeting;  or (2)  voted  for  or  against  any adjournment or proposal.  Abstentions and broker non-votes are effectively votes against a proposal.

How do I ensure my vote is accurately recorded?

     You may  attend  the  Meeting  and vote in  person.  You may  also  vote by completing  and signing the  attached  proxy card and mailing it in the enclosed postage paid envelope. A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Agreement  and Plan and in accordance  with the views of management upon any unexpected  matters that come before the Meeting or any  adjournment of the Meeting. You may also vote your shares by telephone or via the Internet.  To vote in this manner, please see the instructions on the attached proxy card.

Can I revoke my proxy?

     You may  revoke  your  proxy at any time  before  it is voted by  sending a written notice to the Nasdaq-100 Fund expressly  revoking your proxy, by signing and forwarding to the Nasdaq-100  Fund a later-dated  proxy, or by attending the
Meeting and voting in person.

What other matters will be voted upon at the Meeting?

     The Securities  Trust Board does not intend to bring any matters before the
Meeting other than the Merger described in this Prospectus/Proxy  Statement.  It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting,  proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

     All  shareholders of record of the Nasdaq-100 Fund at the close of business on the Record Date will be entitled to vote at the meeting. The number of shares of the Nasdaq-100 Fund and each of its four classes outstanding as of the Record
Date is listed below:

                                        30

                               Shares Outstanding
                               ------------------

  Nasdaq-100 Fund                             10,071,720

  Nasdaq-100 Fund Class A Shares               3,184,302
  Nasdaq-100 Fund Class B Shares               3,799,616
  Nasdaq-100 Fund Class C Shares               2,892,729
  Nasdaq-100 Fund Class Y Shares                 195,073

What other solicitations will be made?

     The Nasdaq-100 Fund will request broker-dealer firms, custodians,  nominees and  fiduciaries  to forward  proxy  materials to the  beneficial  owners of the shares held of record by such persons. Broker-dealer firms, custodians, nominees and fiduciaries may be reimbursed by UBS Global AM for their reasonable expenses
incurred  in   connection   with  such  proxy   solicitation.   In  addition  to
solicitations  by mail,  officers and employees of the Securities  Trust and UBS
Global AM, without  additional or special  compensation,  may conduct additional solicitations  by  telephone  and via the  Internet.  The  Securities  Trust has
engaged Georgeson  Shareholder  Communications,  a proxy  solicitation  firm, to assist in the solicitation of proxies for the Meeting, which is expected to cost approximately  $7,089.  The  costs  of such  solicitations,  and any  additional solicitations of any adjourned session, will be borne entirely by UBS Global AM.

                      INFORMATION ABOUT THE SMALL CAP FUND

     Information  about the Small Cap Fund is  included  in Exhibit B, the Small
Cap Fund Prospectus,  and Exhibit C, the Small Cap Fund Annual Report, which are attached to and considered a part of this Prospectus/Proxy Statement. Additional information  about the  Small Cap Fund is also  contained  in the  Statement  of
Additional   Information,   dated   September   17,   2003,   relating  to  this
Prospectus/Proxy  Statement,  which is incorporated by reference herein. You may request a free copy of this Statement of Additional Information,  which has been filed  with the SEC,  by calling  1-800-647-1568  or by writing to the Small Cap
Fund at 51 West 52nd Street, New York, New York 10019-6114.

     This Prospectus/Proxy Statement, which constitutes a part of a Registration
Statement filed with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby  made to the  Registration  Statement  and to the  exhibits  thereto  for further information with respect to the Small Cap Fund and the shares it offers.
Statements   contained  herein   concerning  the  provisions  of  documents  are
necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable  document filed with the
SEC.

                      INFORMATION ABOUT THE NASDAQ-100 FUND

     Information  about the Nasdaq-100  Fund is included in the Nasdaq-100  Fund
Prospectus,  the Nasdaq-100 Fund Annual Report, the Nasdaq-100 Fund SAI, and the
Statement of Additional Information,  dated September 17, 2003, relating to this
Prospectus/Proxy  Statement,  each of which is incorporated by reference herein.
You may request free copies of these  documents,  which have been filed with the
SEC, by calling  1-800-647-1568  or by writing to the Nasdaq-100 Fund at 51 West
52nd Street, New York, New York 10019-6114.

                           INFORMATION ABOUT EACH FUND

     Each Fund files proxy materials,  reports,  and other  information with the
SEC in accordance with the informational requirements of the Securities Exchange
Act of 1934 and the 1940 Act. These materials can

                                        31

be inspected and copied at the public reference facilities maintained by the SEC at Room 1200, 450 Fifth Street N.W., Washington,  DC 20549. Also, copies of such materials can be obtained from the Public Reference Branch of the SEC, 450 Fifth
Street  N.W.,  Washington,  DC  20549,  at  prescribed  rates or from the  SEC's
Internet site at http://www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

                           PRINCIPAL HOLDERS OF SHARES

     On the Record Date, the officers and trustees of the Securities Trust, as a group,  owned less than 1% of the outstanding  voting shares of any class of the
Nasdaq-100 Fund.

     To the best  knowledge of the  Nasdaq-100  Fund,  as of the Record Date, no
person,  except as set forth in the table below, owned of record or beneficially
5% or more of the outstanding voting shares of any class of the Nasdaq-100 Fund:

      Class         Name and Address of Account                Share Amount      Percentage of Class
------------------- --------------------------------------- ------------------- ----------------------
     Class A        Nationwide Insurance Company Trust           388,044               12.18%
                    c/o IPO Portfolio Accounting
                    P.O. Box 182029
                    Columbus, OH  43218-2029
------------------- --------------------------------------- ------------------- ----------------------
     Class A        UBS Financial Services Inc.  FBO             234,292                7.35%
                    David O. Malin TTEE
                    Melinda V. Malin TTEE
                    UAD 10/29/02
                    88 Toyon Terrace
                    Danville, CA  64526-1814
------------------- --------------------------------------- ------------------- ----------------------
     Class A        Hartford Life Insurance Company              223,456                7.01%
                    Attn: Dave Ten Broeck
                    P.O. Box 2999
                    Hartford, CT  06104-2999
------------------- --------------------------------------- ------------------- ----------------------
     Class A        UBS Financial Services Inc. FBO              191,571                6.01%
                    The Cullen Trust for Health Care
                    Attn:  Beth Morian
                    601 Jefferson Ste 4000
                    Houston, TX  77002-7913
------------------- --------------------------------------- ------------------- ----------------------
     Class Y        UBS Financial Services Inc. FBO               11,062                5.67%
                    Daniel W. Kinder and
                    Jennifer J. Kinder JTWROS
                    8519 Sandlake Shores Drive
                    Orlando, FL  32836-6342
------------------- --------------------------------------- ------------------- ----------------------
     Class Y        UBS Financial Services Inc. CUST              10,504                5.38%
                    James R. Conner, UBS IRA Cust.
                    1961 Port Provence
                    Newport Beach, CA  92660-5428
------------------- --------------------------------------- ------------------- ----------------------

     On the Record Date,  the  officers  and trustees of the Trust,  as a group, owned less than 1% of the outstanding shares of any class of the Small Cap Fund.

                                        32

     To the best  knowledge  of the Small Cap Fund,  as of the Record  Date,  no
person,  except as set forth in the table below, owned of record or beneficially
5% or more of the outstanding voting shares of any class of the Small Cap Fund:

      Class         Name and Address of Account                Share Amount      Percentage of Class
------------------- --------------------------------------- ------------------- ----------------------
     Class A        Merrill Lynch Pierce Fenner & Smith          610,778               33.29%
                    For the Sole Benefit of its Customers
                    Attn: Service Team
                    4800 Dear Lake Dr. E. FL. 3
                    Jacksonville, FL  32246-6484
------------------- --------------------------------------- ------------------- ----------------------
     Class A        Nationwide Insurance Company Trust           249,170               13.58%
                    c/o IPO Portfolio Accounting
                    P.O. Box 182029
                    Columbus, OH  43218-2029
------------------- --------------------------------------- ------------------- ----------------------
     Class A        Wells Fargo Bank MN NA                       209,795               11.44%
                    FBO Retirement Plan Services
                    #99022001
                    P.O. Box 1533
                    Minneapolis MN  55480
------------------- --------------------------------------- ------------------- ----------------------
     Class A        Carn & Co. #93032013                         118,032                6.43%
                    Wacker Salaried Savings Plan
                    Attn:  Mutual Fund Star
                    P.O. Box 96211
                    Washington, D.C.  20090-6211
------------------- --------------------------------------- ------------------- ----------------------
     Class C        UBS Financial Services Inc. FBO                4,677                5.19%
                    Kevin J. Sentell
                    25 Okeena Drive
                    Jackson, TN  38305-8819
------------------- --------------------------------------- ------------------- ----------------------
     Class C        UBS Financial Services Inc. FBO                4,585                5.09%
                    B. L. Griffiths and Barbara Griffiths TTEES
                    U/A/D 2-17-97
                    2117 Foothill Blvd D
                    La Verne, CA  91750-2902
------------------- --------------------------------------- ------------------- ----------------------
     Class C        UBS Financial Services Inc. Cust               4,556                5.06%
                    Jeanne G. Pramaggiore
                    490 Mapleleaf Drive
                    Apt. B
                    Cincinnati, OH  45255-5907
------------------- --------------------------------------- ------------------- ----------------------
     Class Y        UBS                                        1,213,579               26.76%
                    Omnibus Reinvest Account
                    UBST-30-A
                    10 E. 50th St.
                    New York, NY  10022-6831

                                        33

      Class         Name and Address of Account                Share Amount      Percentage of Class
------------------- --------------------------------------- ------------------- ----------------------
     Class Y        Wells Fargo Bank MN NA                       564,356               12.45%
                    FBO Retirement Plan Services
                    #99022002
                    P.O. Box 1533
                    Minneapolis,  MN  55480
------------------- --------------------------------------- ------------------- ----------------------
     Class Y        Northern Trust Company Custodian             308,965                6.81%
                    FBO Congregation of the Mission Midwest
                    Province
                    A/C# 26-90482
                    P.O. Box 92956
                    Chicago, IL  60675
------------------- --------------------------------------- ------------------- ----------------------
     Class Y        T. Rowe Price Retirement Plan Services Inc.  289,157                6.38%
                    FBO Retirement Plan Clients
                    4515 Painters Mill Road
                    Owings Mills, MD  21117
------------------- --------------------------------------- ------------------- ----------------------
                                        34

                     EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit
-------

A    Form of Agreement and Plan of  Reorganization  between the UBS Mutual Funds
     Securities  Trust (on behalf of the UBS Enhanced  NASDAQ-100  Fund) and The
     UBS Funds (on behalf of the UBS U.S. Small Cap Growth Fund)

B    Prospectus of the UBS U.S. Small Cap Growth Fund, dated September 30, 2002
     (as revised September 15, 2003)

C    Annual Report to  Shareholders  of the UBS U.S.  Small Cap Growth Fund, for
     the fiscal year ended June 30, 2003.

                                       35

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT  AND  PLAN  OF  REORGANIZATION,  made  as of  this  ____  day  of
____________,  2003,  by and  between The UBS Funds (the  "Trust"),  a statutory trust created under the laws of the State of Delaware,  with its principal place of business at One North Wacker Drive, Chicago, Illinois 60606, on behalf of its series,  the UBS U.S.  Small Cap Growth  Fund (the  "Small Cap  Fund"),  and UBS
Mutual  Funds  Securities  Trust (the  "Securities  Trust"),  a statutory  trust created  under the laws of the State of Delaware,  with its  principal  place of business at 51 West 52nd Street, New York, New York 10019-6114, on behalf of its series, the UBS Enhanced NASDAQ-100 Fund (the "Nasdaq-100 Fund").

                             PLAN OF REORGANIZATION

     The   reorganization   (hereinafter   referred   to   as   the   "Plan   of
Reorganization") will consist of: (i) the acquisition by the Trust, on behalf of the Small Cap Fund, of substantially all of the property, assets and goodwill of the  Nasdaq-100  Fund,  in exchange  solely for shares of  beneficial  interest,
$0.001 par value,  of (a) UBS U.S. Small Cap Growth  Fund-Class A shares ("Small
Cap Fund Class A Shares"),  (b) UBS U.S.  Small Cap Growth  Fund-Class  B shares
("Small Cap Fund Class B Shares"),  (c) UBS U.S.  Small Cap Growth  Fund-Class C
shares  ("Small  Cap Fund Class C  Shares"),  and (d) UBS U.S.  Small Cap Growth
Fund-Class Y shares ("Small Cap Fund Class Y Shares"), and the assumption by the
Trust,  on  behalf  of the Small  Cap  Fund,  of all of the  liabilities  of the
Nasdaq-100  Fund; (ii) the  distribution of (a) Small Cap Fund Class A Shares to the  shareholders  of Class A shares of the Nasdaq-100  Fund  ("Nasdaq-100  Fund
Class A Shares"), (b) Small Cap Fund Class B Shares to the shareholders of Class
B shares of the Nasdaq-100 Fund  ("Nasdaq-100  Fund Class B Shares"),  (c) Small
Cap Fund Class C Shares to the  shareholders of Class C shares of the Nasdaq-100
Fund ("Nasdaq-100  Fund Class C Shares"),  and (d) Small Cap Fund Class Y Shares
to the shareholders of Class Y shares of the Nasdaq-100 Fund  ("Nasdaq-100  Fund
Class  Y  Shares"),   according  to  their  respective   interests  in  complete
liquidation of the Nasdaq-100  Fund; and (iii) the dissolution of the Nasdaq-100
Fund as soon as  practicable  after the  closing  (as  referenced  in  Section 3 hereof, hereinafter called the "Closing"), all upon and subject to the terms and
conditions  of  this   Agreement  and  Plan  of   Reorganization   ("Agreement")
hereinafter set forth. The Trust and the Securities Trust intend that the series of steps  contemplated  by this  Agreement  be treated  for  federal  income tax purposes as a taxable sale by the Nasdaq-100  Fund of its Net Assets (as defined below) in complete  liquidation,  within the meaning of Sections 331 and 1001 of the Internal Revenue Code of 1986, as amended (the "Code").

                                    AGREEMENT

     In order to consummate the Plan of  Reorganization  and in consideration of the premises and of the  covenants and  agreements  hereinafter  set forth,  and intending to be legally bound, the parties hereto covenant and agree as follows:

     1.   Sale  and  Transfer  of  Assets  and   Liabilities,   Liquidation  and
          Dissolution of the Nasdaq-100 Fund

     (a) Subject to the terms and conditions of this Agreement,  and in reliance on the  representations  and  warranties of the Trust herein  contained,  and in consideration  of the  delivery  by the  Trust of the  number  of its  shares of beneficial interest of the Small Cap Fund hereinafter  provided,  the Securities
Trust,  on behalf of the  Nasdaq-100  Fund,  agrees  that it will sell,  convey, transfer  and  deliver  to the  Trust,  on behalf of the Small Cap

                                       A-1

Fund, at the Closing provided for in Section 3, all of the  liabilities,  debts, obligations and duties of any nature, whether accrued,  absolute,  contingent or otherwise  ("Liabilities") and the assets of the Nasdaq-100 Fund as of the close of business (which  hereinafter  shall be, unless  otherwise  noted, the regular close of  business of the New York Stock  Exchange,  Inc.  ("NYSE"))  ("Close of
Business")  on the valuation  date (as defined in Section 3 hereof,  hereinafter called the "Valuation  Date"),  free and clear of all liens,  encumbrances,  and claims  whatsoever  (other  than  shareholders'  rights of  redemption  and such restrictions  as might arise under the  Securities  Act of 1933, as amended (the
"1933 Act"), with respect to privately placed or otherwise restricted securities that the Nasdaq-100  Fund may have acquired in the ordinary course of business), except for cash, bank deposits,  or cash  equivalent  securities in an estimated amount necessary (1) to pay the Nasdaq-100 Fund's costs and expenses of carrying out  this  Agreement  (including,  but  not  limited  to,  fees of  counsel  and accountants,  and  expenses  of its  liquidation  and  dissolution  contemplated hereunder),  which costs and expenses  shall be  established on the books of the
Nasdaq-100  Fund as liability  reserves,  (2) to discharge all of the Nasdaq-100
Fund's  Liabilities  on its books at the Close of Business on the Valuation Date
including,   but  not  limited  to,  its  income  dividends  and  capital  gains distributions,  if any, payable for any period prior to, and through,  the Close of  Business  on  the  Valuation  Date,  and  excluding  those  liabilities  and obligations  that would  otherwise be discharged at a later date in the ordinary course of business,  and (3) to pay such contingent  liabilities as the trustees of the Securities  Trust shall  reasonably  deem to exist against the Nasdaq-100
Fund,  if any,  at the  Close of  Business  on the  Valuation  Date,  for  which contingent and other appropriate  liability reserves shall be established on the books of the Nasdaq-100 Fund (hereinafter  "Net Assets").  The Securities Trust, on behalf of the Nasdaq-100  Fund,  shall also retain any and all rights that it may have over and against any person that may have  accrued up to and  including the Close of Business on the Valuation Date. The Securities  Trust agrees to use commercially  reasonable  efforts  to  identify  all  of the  Nasdaq-100  Fund's
Liabilities  prior  to the  Valuation  Date  and to  discharge  all  such  known
Liabilities on or prior to the Valuation Date.

     (b) Subject to the terms and conditions of this Agreement,  and in reliance on the  representations and warranties of the Securities Trust herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Trust agrees at the  Closing  to assume  the  Liabilities,  on behalf of the Small Cap
Fund,  and to deliver to the  Nasdaq-100  Fund: (i) the number of Small Cap Fund
Class A Shares,  determined  by dividing  the net asset value per share of Small
Cap Fund Class A Shares as of the Close of Business on the Valuation Date by the
net  asset  value  per share of  Nasdaq-100  Fund  Class A Shares as of Close of
Business on the  Valuation  Date,  and  multiplying  the result by the number of outstanding shares of the Nasdaq-100 Fund Class A Shares as of Close of Business
on the  Valuation  Date;  (ii) the  number  of Small  Cap Fund  Class B  Shares, determined  by dividing  the net asset value per share of Small Cap Fund Class B
Shares as of Close of Business on the Valuation  Date by the net asset value per share of Nasdaq-100 Fund Class B Shares as of Close of Business on the Valuation
Date,  and  multiplying  the  result  by the  number  of  outstanding  shares of
Nasdaq-100  Fund Class B Shares as of Close of Business on the  Valuation  Date;
(iii) the number of Small Cap Fund Class C Shares,  determined  by dividing  the net  asset  value  per  share of Small  Cap Fund  Class C Shares  as of Close of
Business on the  Valuation  Date by the net asset value per share of  Nasdaq-100
Fund  Class C  Shares  as of  Close  of  Business  on the  Valuation  Date,  and
multiplying  the result by the number of outstanding  shares of Nasdaq-100  Fund
Class C Shares  as of Close of  Business  on the  Valuation  Date;  and (iv) the
number of Small Cap Fund Class Y Shares,  determined  by dividing  the net asset value per share of Small Cap Fund Class Y Shares as of Close of  Business on the
Valuation  Date by the net  asset  value per share of  Nasdaq-100  Fund  Class Y
Shares as of Close of Business on the Valuation Date, and multiplying the result by the  number of  outstanding  shares of  Nasdaq-100  Fund Class Y Shares as of
Close of Business on the Valuation  Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

                                       A-2

     (c) As soon as practicable following the Closing, the Nasdaq-100 Fund shall dissolve and distribute pro rata to its  shareholders  of record as of the Close of Business on the  Valuation  Date,  the shares of  beneficial  interest of the
Small Cap Fund received by the Nasdaq-100  Fund pursuant to this Section 1. Such dissolution  and  distribution  shall be accomplished  by the  establishment  of accounts  on the  share  records  of the  Small  Cap Fund of the type and in the amounts  due  such  shareholders  pursuant  to this  Section  1 based  on  their respective holdings of shares of the Nasdaq-100 Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of the Small Cap
Fund shall be carried to the third decimal place. No  certificates  representing shares  of  beneficial  interest  of the  Small  Cap  Fund  will  be  issued  to shareholders of the Nasdaq-100 Fund.

     (d) At the Closing, each shareholder of record of the Nasdaq-100 Fund as of the record date (the  "Distribution  Record  Date")  with  respect to any unpaid dividends  and other  distributions  that were  declared  prior to the  Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid  dividends  and  distributions  with respect  to the  shares of the  Nasdaq-100  Fund that  such  person  had on such
Distribution Record Date.

     2.   Valuation

     (a) The value of the  Nasdaq-100  Fund's Net Assets to be  acquired  by the
Small Cap Fund  hereunder  shall be  computed as of the Close of Business on the
Valuation Date using the valuation procedures set forth in the Nasdaq-100 Fund's currently effective prospectus and statement of additional information.

     (b) The net asset value of a share of beneficial  interest of the Small Cap
Fund Class A Shares, the Small Cap Fund Class B Shares, the Small Cap Fund Class
C Shares  and the  Small  Cap Fund  Class Y Shares  shall be  determined  to the nearest full cent as of the Close of Business on the Valuation  Date,  using the valuation  procedures  set  forth in the Small Cap  Fund's  currently  effective prospectus and statement of additional information.

     (c) The net asset value of a share of beneficial interest of the Nasdaq-100
Fund Class A Shares,  Nasdaq-100  Fund Class B Shares,  Nasdaq-100  Fund Class C
Shares,  and  Nasdaq-100  Fund Class Y Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Nasdaq-100 Fund's currently effective  prospectus and statement of additional information.

     3.   Closing and Valuation Date

     The  Valuation  Date  shall be  November  7,  2003,  or such  later date as mutually agreed to in writing by the Trust and the Securities Trust. The Closing shall take place at the  principal  office of UBS Global Asset  Management  (US)
Inc., 51 West 52nd Street, New York, New York 10019-6114, at approximately 10:00
a.m.  Eastern  time on the first  business day  following  the  Valuation  Date.
Notwithstanding  anything  herein  to the  contrary,  in the  event  that on the
Valuation Date (a) the NYSE shall be closed to trading or trading  thereon shall be  restricted,  or (b) trading or the  reporting of trading on such exchange or elsewhere  shall be  disrupted  so that,  in the  judgment  of the  Trust or the
Securities  Trust,  accurate  appraisal  of the  value of the net  assets of the
Nasdaq-100 Fund or the Small Cap Fund is impracticable, the Valuation Date shall be postponed  until the first business day after the day when trading shall have been fully resumed without restriction or disruption,  reporting shall have been restored and accurate appraisal of the value of the net assets of the Nasdaq-100
Fund and the Small Cap Fund is  practicable in the judgment of the Trust and the
Securities  Trust.  The Securities  Trust shall have provided for delivery as of the Closing of those Net Assets of the Nasdaq-100  Fund to be transferred to the
Small Cap Fund's custodian,  JPMorgan Chase Bank, 270 Park Avenue, New York, New
York 10017.  Also, the  Securities  Trust shall deliver at the Closing a list of names and addresses of the  shareholders  of record of  Nasdaq-100  Fund Class A
Shares,  Nasdaq-100  Fund  Class B Shares,  Nasdaq-100  Fund  Class C

                                       A-3

Shares  and  Nasdaq-100  Fund  Class Y  Shares,  and the  number  of  shares  of beneficial  interest of such classes owned by each such shareholder,  indicating thereon which such shares are represented by outstanding  certificates and which by book-entry  accounts,  all as of the Close of Business on the Valuation Date,
certified by its transfer  agent,  or by its President or Vice  President to the best of their  knowledge  and  belief.  The  Trust  shall  issue  and  deliver a certificate  or  certificates  evidencing the shares of the Small Cap Fund to be delivered at the Closing to said transfer agent registered in such manner as the
Securities Trust may request, or provide evidence satisfactory to the Securities
Trust that such  shares of  beneficial  interest of the Small Cap Fund have been registered  in an open account on the books of the Small Cap Fund in such manner as the Securities Trust may request.

     4.   Representations and Warranties by the Securities Trust

     The Securities Trust represents and warrants to the Trust that:

     (a) The Securities Trust is a statutory trust created under the laws of the
State of Delaware on December  23,  1999,  and is validly  existing  and in good standing  under  the laws of that  State.  The  Securities  Trust,  of which the
Nasdaq-100 Fund is a  non-diversified  separate series, is duly registered under the Investment  Company Act of 1940, as amended (the "1940 Act"), as an open-end management  investment company. Such registration is in full force and effect as of the date  hereof and will be in full force and effect as of the  Closing  and all of its shares  sold have been sold  pursuant  to an  effective  registration statement  filed under the 1933 Act,  except for any shares sold pursuant to the private  offering  exemption  for the  purpose of raising the  required  initial capital.

     (b) The  Securities  Trust is  authorized  to issue an unlimited  number of shares of beneficial  interest of the Nasdaq-100  Fund,  $0.001 par value.  Each outstanding share of the Nasdaq-100 Fund is duly and validly issued, fully paid, non-assessable  and has full voting rights and,  except for any such shares sold pursuant to the private offering  exemption for purposes of raising the required initial capital, is fully transferable.

     (c) The financial statements appearing in the Nasdaq-100 Fund Annual Report to Shareholders for the fiscal year ended September 30, 2002, audited by Ernst &
Young LLP, and the unaudited  financial  statements  appearing in the Nasdaq-100
Fund Semi-Annual Report to Shareholders for the six-month period ended March 31,
2003,  copies of which have been  delivered  to the Trust,  fairly  present  the financial  position of the Nasdaq-100  Fund as of the dates  indicated,  and the results  of its  operations  for  the  periods  indicated,  in  conformity  with generally  accepted  accounting  principles  applied on a consistent basis. When available,  a copy of the financial  statements appearing in the Nasdaq-100 Fund
Annual  Report to  Shareholders  for the fiscal year ended  September  30, 2003, audited by Ernst & Young LLP, will be delivered to the Trust,  which will fairly present the financial  position of the Nasdaq-100 Fund as of the date indicated, and the results of its operations for the period  indicated,  in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The books and  records of the  Nasdaq-100  Fund made  available  to the
Trust  and/or its  counsel  are true and correct in all  material  respects  and contain no material omissions with respect to the business and operations of the
Nasdaq-100 Fund.

     (e)  The  statement  of  assets  and  liabilities  to be  furnished  by the
Securities  Trust as of the  Close of  Business  on the  Valuation  Date for the
purpose of determining the number of shares of beneficial  interest of the Small
Cap Fund to be issued pursuant to Section 1 hereof will  accurately  reflect the
Net Assets of the Nasdaq-100 Fund and outstanding shares of beneficial interest, as of such date, in conformity  with generally  accepted  accounting  principles applied on a consistent basis.

     (f) At the  Closing,  the  Securities  Trust will have good and  marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933

                                       A-4

Act with respect to privately placed or otherwise restricted securities that the
Securities  Trust may have acquired in the ordinary  course of business and such imperfections  of title or  encumbrances  as do not materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (g) The Securities  Trust has the necessary  power and authority to conduct its business and the business of the Nasdaq-100  Fund as such businesses are now being conducted.

     (h) The Securities Trust is not a party to or obligated under any provision of its Trust Instrument, By-Laws, or any material contract or any other material commitment or  obligation,  and is not subject to any order or decree that would be violated by its execution of or performance  under this Agreement and Plan of
Reorganization.

     (i) The  Securities  Trust has full power and  authority  to enter into and perform its obligations under this Agreement, subject to approval of the Plan of
Reorganization by the Nasdaq-100 Fund's shareholders.  Except as provided in the immediately preceding sentence, the execution,  delivery and performance of this
Agreement have been duly and validly  authorized,  executed and delivered by it,
and  this  Agreement   constitutes  its  legal,  valid  and  binding  obligation
enforceable  against it in accordance with its terms,  subject as to enforcement to the  effect of  bankruptcy,  insolvency,  reorganization,  arrangement  among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general  applicability  relating  to or  affecting  creditor's  rights and to general equity principles.

     (j)  Neither  the  Securities  Trust nor the  Nasdaq-100  Fund is under the jurisdiction  of a Court in a Title 11 or similar  case  within  the  meaning of
Section 368(a)(3)(A) of the Code.

     (k)  The  Securities   Trust  does  not  have  any  unamortized  or  unpaid
organizational fees or expenses that are allocable to the Nasdaq-100 Fund.

     (l) The  Nasdaq-100  Fund has since its  inception  satisfied,  will at the
Closing  satisfy,  and  consummation  of the  transactions  contemplated by this
Agreement will not cause it to fail to satisfy, for any period, the requirements of Subchapter M of the Code relating to qualification as a regulated  investment company.

     (m)  The  Securities   Trust,  or  its  agents,   (i)  holds  a  valid  tax
identification number certification form for each Nasdaq-100 Fund shareholder of record,  which  form can be  associated  with  reportable  payments  made by the
Nasdaq-100 Fund to such shareholder, and/or (ii) has otherwise timely instituted the appropriate backup  withholding  procedures with respect to such shareholder as provided by Section 3406 of the Code.

     5.   Representations and Warranties by the Trust

     The  Trust represents and warrants to the Securities Trust that:

     (a) The Trust is a statutory  trust and was  created  under the laws of the
State of  Delaware  on August  13,  1993,  and is validly  existing  and in good standing under the laws of that State. The Trust, of which the Small Cap Fund is a diversified  separate series of shares, is duly registered under the 1940 Act, as an open-end management investment company, such registration is in full force and  effect as of the date  hereof or will be in full force and effect as of the
Closing  and all of its  shares  sold have been sold  pursuant  to an  effective registration  statement  filed  under the 1933 Act,  except for any shares  sold pursuant  to the  private  offering  exemption  for the  purpose of raising  the required initial capital.

     (b) The  Trust is  authorized  to issue an  unlimited  number  of shares of beneficial  interest,  $0.001 par value, of the Small Cap Fund. Each outstanding share of the Small Cap Fund is fully  paid,  non-assessable  and has full voting rights  and,  except  for any  shares  sold  pursuant  to the  private  offering exemption  for  purposes  of raising  the  required  initial  capital,  is fully transferable.  The  shares of  beneficial  interest  of the Small Cap Fund to be issued  pursuant  to Section 1 hereof  will,  upon their  issuance,  be duly and validly issued and fully paid and  non-assessable,  fully  transferable and have full voting rights.

                                       A-5

     (c) At the  Closing,  each class of shares of  beneficial  interest  of the
Small Cap Fund to be issued  pursuant to this  Agreement  will be  eligible  for offering to the public in those states of the United States and jurisdictions in which the  corresponding  class of shares of the  Nasdaq-100  Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered  under the 1933 Act such that  there is a  sufficient  number of such shares to permit the transfers contemplated by this Agreement to be consummated.

     (d) The  statement  of assets and  liabilities  of the Small Cap Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the
purpose of determining the number of shares of beneficial  interest of the Small
Cap Fund to be issued pursuant to Section 1 hereof will  accurately  reflect the net assets of the Small Cap Fund and outstanding shares of beneficial  interest, as of such date, in conformity  with generally  accepted  accounting  principles applied on a consistent basis.

     (e) At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever, except such restrictions as might arise under the 1933
Act with respect to privately placed or otherwise restricted securities that the
Trust  may  have   acquired  in  the  ordinary   course  of  business  and  such
imperfections  of title or  encumbrances  as do not materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (f) The Trust has the necessary power and authority to conduct its business and  the  business  of the  Small  Cap  Fund as such  businesses  are now  being conducted.

     (g) The Trust is not a party to or  obligated  under any  provision  of its
Agreement and  Declaration of Trust,  By-laws,  or any material  contract or any other  material  commitment  or  obligation,  and is not subject to any order or decree that would be  violated by its  execution  of or  performance  under this
Agreement.

     (h) The Trust has full power and  authority  to enter into and  perform its obligations  under this  Agreement.  The execution,  delivery and performance of this Agreement have been duly and validly authorized,  executed and delivered by it, and this  Agreement  constitutes  its legal,  valid and binding  obligation, enforceable against it in accordance with its terms,  subject in all respects to the  effects  of  bankruptcy,  insolvency,  reorganization,  arrangements  among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of  general  applicability  relating  to or  affecting  creditors  rights and to general equity principles.

     (i) The books and  records  of the  Small  Cap Fund made  available  to the
Securities  Trust  and/or  its  counsel  are true and  correct  in all  material respects  and contain no material  omissions  with  respect to the  business and operations of the Small Cap Fund.

     (j) The  Small  Cap Fund has since  its  inception  satisfied,  will at the
Closing  satisfy,  and  consummation  of the  transactions  contemplated by this
Agreement will not cause it to fail to satisfy, for any period, the requirements of Subchapter M of the Code relating to qualification as a regulated  investment company.

     6.   Representations and Warranties by the Securities Trust and the Trust

     The  Securities  Trust and the Trust each  represents  and  warrants to the other that:

     (a)  There  are  no  legal,   administrative   or  other   proceedings   or
investigations  against it, or, to its  knowledge,  threatened  against it, that would materially affect its financial condition or its ability to consummate the transactions  contemplated by this Agreement.  It is not charged with, or to its knowledge,  threatened  with,  any  violation or  investigation  of any possible violation of any provisions of any federal,  state or local law or regulation or administrative ruling relating to any aspect of its business.

                                       A-6

     (b)  There are no known  actual or  proposed  deficiency  assessments  with respect to any taxes payable by it.

     (c) It has duly and timely filed,  on behalf of the Nasdaq-100  Fund or the
Small Cap Fund, as  appropriate,  all Tax (as defined below) returns and reports
(including  information  returns),  which  are  required  to be  filed  by  such
Nasdaq-100  Fund or Small Cap Fund, and all such returns and reports  accurately state the amount of Tax owed for the periods covered by the returns,  or, in the case of information  returns,  the amount and character of income required to be reported by such  Nasdaq-100 Fund or Small Cap Fund. On behalf of the Nasdaq-100
Fund or the Small Cap Fund, as  appropriate,  it has paid or made  provision and properly  accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports.  The amounts set up as provisions  for Taxes in the books and records of the Nasdaq-100  Fund or Small Cap Fund, as appropriate, as of the Close of Business on the Valuation  Date will, to the extent  required by generally accepted  accounting  principles,  be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute,  contingent or otherwise, which were or which may be payable by the Nasdaq-100  Fund or Small Cap Fund, as appropriate, for any periods or fiscal years prior to and including the Close of
Business on the Valuation Date,  including all Taxes imposed before or after the
Close of Business on the Valuation Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of the Nasdaq-100 Fund or Small
Cap Fund, as  appropriate,  is currently  being audited by the Internal  Revenue
Service or by any state or local taxing  authority.  As used in this  Agreement,
"Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or  political  subdivision  or  authority  thereunder)  income,  gross receipts,  excise,  sales,  use, value added,  employment,  franchise,  profits, property,  ad valorem or other taxes, stamp taxes and duties, fees,  assessments or charges,  whether  payable  directly  or by  withholding,  together  with any interest and any penalties,  additions to tax or additional  amounts  imposed by any  taxing  authority  (foreign  or  domestic)  with  respect  thereto.  To its knowledge,  there  are no  levies,  liens  or  encumbrances  relating  to  Taxes existing,  threatened  or pending with  respect to the assets of the  Nasdaq-100
Fund or Small Cap Fund, as appropriate.

     (d) All information  provided to the Securities  Trust by the Trust, and by the Securities  Trust to the Trust,  for inclusion in, or transmittal  with, the
Prospectus/Proxy  Statement  with  respect to this  Agreement  pursuant to which approval of the Nasdaq-100 Fund shareholders  will be sought,  shall not contain an  untrue  statement  of a  material  fact,  or omit to state a  material  fact required to be stated in order to make the statements made therein,  in light of the circumstances under which they were made, not misleading.

     (e) Except in the case of the Securities Trust with respect to the approval of the Nasdaq-100 Fund's  shareholders of the Agreement,  no consent,  approval, authorization or order of any court or governmental  authority,  or of any other person  or  entity,  is  required  for  the  consummation  of  the  transactions contemplated by this  Agreement,  except as may be required by the 1933 Act, the
Securities  Exchange Act of 1934, as amended (the "1934 Act"),  the 1940 Act, or state securities laws or Delaware  statutory trust laws (including,  in the case of each of the foregoing, the rules and regulations thereunder).

     7.   Covenants of the Securities Trust

     (a)  The  Securities  Trust  covenants  to  operate  the  business  of  the
Nasdaq-100 Fund as presently conducted between the date hereof and the Closing.

     (b) The  Securities  Trust  undertakes  that the  Nasdaq-100  Fund will not acquire the shares of beneficial  interest of the Small Cap Fund for the purpose
of  making   distributions   thereof  other  than  to  the   Nasdaq-100   Fund's
shareholders.

     (c)  The  Securities  Trust  covenants  that  by  the  Closing,  all of the
Nasdaq-100  Fund's federal and other Tax returns and reports  required by law to be filed on or before  such date shall have been filed and all federal and other
Taxes  shown as due on said  returns  shall have  either  been paid or  adequate liability reserves shall have been provided for the payment of such Taxes.

                                       A-7

     (d) The Securities  Trust will at the Closing provide the Trust with a copy of the shareholder ledger accounts,  including,  without  limitation,  the name, address and taxpayer  identification  number of each shareholder of record,  the number of shares held by each shareholder,  the dividend reinvestment  elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Securities Trust with  respect  to  each  shareholder,  for all  shareholders  of  record  of the
Nasdaq-100  Fund shares as of the Close of Business on the Valuation  Date,  who
are to become  shareholders of the Small Cap Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice President to the best of their knowledge and belief.

     (e) The  Securities  Trust agrees to mail to each  shareholder of record of the  Nasdaq-100  Fund entitled to vote at the meeting of  shareholders  at which action on this Agreement is to be considered,  in sufficient time to comply with requirements as to notice thereof, a Prospectus/Proxy Statement that complies in all material  respects  with the  applicable  provisions of Section 14(a) of the
1934 Act,  and  Section  20(a) of the 1940 Act,  and the rules and  regulations, respectively, thereunder.

     (f) The  Securities  Trust shall supply to the Trust,  at the Closing,  the statement  of the  assets and  liabilities  described  in  Section  4(e) of this
Agreement in conformity with the requirements described in such Section.

     8.   Covenants of the Trust

     (a) The Trust covenants that the shares of beneficial interest of the Small
Cap Fund to be issued and delivered to the Nasdaq-100 Fund pursuant to the terms of Section 1 hereof shall have been duly  authorized as of the Closing and, when so issued  and  delivered,  shall be  registered  under  the 1933 Act,  duly and validly  issued,  and fully paid and  non-assessable,  and no shareholder of the
Small Cap Fund shall  have any  statutory  or  contractual  preemptive  right of subscription or purchase in respect thereof.

     (b) The Trust  covenants  to operate the  business of the Small Cap Fund as presently conducted between the date hereof and the Closing.

     (c) The Trust  covenants  that by the Closing,  all of the Small Cap Fund's federal  and other tax  returns  and  reports  required by law to be filed on or before  such date shall have been filed and all federal and other taxes shown as due on said returns shall have either been paid or adequate  liability  reserves shall have been provided for the payment of such taxes.

     (d) The Trust shall supply to the  Securities  Trust,  at the Closing,  the statement of assets and liabilities  described in Section 5(d) of this Agreement in conformity with the requirements described in such Section.

     (e) The Trust  will file with the United  States  Securities  and  Exchange
Commission (the  "Commission")  a Registration  Statement on Form N-14 under the
1933 Act  ("Registration  Statement"),  relating  to the  shares  of  beneficial interest of the Small Cap Fund issuable hereunder, and will use its best efforts to provide that such  Registration  Statement  becomes  effective as promptly as practicable.  At the time such Registration Statement becomes effective,  it (i)
will comply in all material respects with the applicable  provisions of the 1933
Act,  the 1934 Act and the 1940 Act, and the rules and  regulations  promulgated thereunder;  and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements  therein not misleading.  At the time the Registration  Statement becomes effective,  at the time of the Nasdaq-100 Fund's shareholders'  meeting, and at the Closing,  the  prospectus  and  statement of  additional  information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact  necessary to make the statements therein,  in the light of the  circumstances  under  which they were  made,  not misleading.

     9.   Conditions  Precedent to be Fulfilled by the Securities  Trust and the
          Trust

     The  obligations of the Securities  Trust and the Trust to effectuate  this
Agreement  and the Plan of  Reorganization  hereunder  shall be  subject  to the following respective conditions:

                                       A-8

     (a) That (i) all the  representations  and  warranties  of the other  party contained  herein shall be true and correct in all  material  respects as of the
Closing,  with the same effect as though  made as of and at such date;  (ii) the other party shall have performed all  obligations  required by this Agreement to be performed  by it at or prior to the Closing;  and (iii) the other party shall have  delivered  to such party a  certificate  signed by the  President  or Vice
President and by the Secretary or equivalent officer to the foregoing effect.

     (b) That the other party shall have  delivered  to such party a copy of the resolutions  approving  this  Agreement  adopted by the other  party's  Board of
Trustees, certified by the Secretary or equivalent officer.

     (c) That the  Commission  shall  not have  issued an  unfavorable  advisory report under Section  25(b) of the 1940 Act, nor  instituted  nor  threatened to
institute   any   proceeding   seeking  to  enjoin  the   consummation   of  the
reorganization  contemplated  hereby under Section 25(c) of the 1940 Act, and no
other  legal,   administrative  or  other  proceeding  shall  be  instituted  or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

     (d) That this Agreement and the Plan of Reorganization and the transactions contemplated  hereby shall have been approved by the  appropriate  action of the shareholders  of the  Nasdaq-100  Fund at an annual or  special  meeting  or any adjournment thereof.

     (e)  That the  Nasdaq-100  Fund  shall  have  declared  a  distribution  or distributions  prior to the  Valuation  Date that,  together  with all  previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary  income and all of its capital gain net income,  if any, for the period  from the close of its last  fiscal  year to the Close of Business on the
Valuation Date, and (ii) any undistributed  ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

     (f) That prior to or at the  Closing,  the  Securities  Trust and the Trust
shall receive an opinion from Stradley,  Ronon,  Stevens & Young, LLP ("Stradley
Ronon") to the effect that,  provided  the  acquisition  contemplated  hereby is carried out in accordance  with this Agreement and in accordance  with customary representations  provided by the Securities  Trust and the Trust in certificates delivered to Stradley  Ronon,  while not free from doubt under  current law, the acquisition  by the Small Cap Fund of  substantially  all of the  assets and the assumption of the  liabilities of the Nasdaq-100 Fund in exchange solely for the
Small Cap Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution  by the Nasdaq-100  Fund to its  shareholders of the Small Cap Fund shares in complete  liquidation  of the  Nasdaq-100  Fund,  should result in the recognition  of gain or loss to the  Nasdaq-100  Fund and its  shareholders  for federal  income tax purposes under Sections 331 and 1001 of the Code, but not to the Small Cap Fund and its shareholders.

     (g) That the Trust  shall have  received  an opinion in form and  substance reasonably satisfactory to it from Dechert,  counsel to the Securities Trust, to the  effect  that,  subject  in all  respects  to  the  effects  of  bankruptcy, insolvency,  arrangement  among creditors,  moratorium,  fraudulent  transfer or conveyance,  and other  similar  laws of general  applicability  relating  to or affecting creditors' rights and to general equity principles:

          (1) The  Securities  Trust was created as a statutory  trust under the laws of the State of Delaware on December 23, 1999, and is validly existing and in good standing under the laws of the State of Delaware;

          (2) The Securities Trust is authorized to issue an unlimited number of shares of beneficial  interest,  $0.001 par value, of the Securities  Trust and of the Nasdaq-100 Fund.  Assuming that the initial shares of beneficial interest of the  Nasdaq-100  Fund were issued in  accordance  with the 1940
     Act, and the Trust Instrument and By-Laws of the Securities Trust, and that all other such outstanding  shares of the Nasdaq-100 Fund were sold, issued and paid for in accordance with the terms of the Nasdaq-100 Fund prospectus in effect at the time of such sales,  each such  outstanding  share is duly and validly issued, fully paid,  non-assessable,  and except for any shares sold pursuant to the private offering exemption for purposes of raising the required initial capital, is fully transferable and has full voting rights;

                                       A-9

          (3) The Securities Trust is an open-end management  investment company registered as such under the 1940 Act;

          (4) Except as disclosed in the Nasdaq-100  Fund's currently  effective prospectus,  such counsel does not know of any material  suit,  action,  or legal or  administrative  proceeding  pending  or  threatened  against  the
     Securities  Trust,  the unfavorable  outcome of which would  materially and adversely affect the Securities Trust or the Nasdaq-100 Fund;

          (5) To such counsel's knowledge, no consent,  approval,  authorization or order of any court, governmental authority or agency is required for the consummation by the Securities  Trust of the  transactions  contemplated by this  Agreement,  except such as have been obtained under the 1933 Act, the
     1934 Act, the 1940 Act, and Delaware laws  (including,  in the case of each of the foregoing,  the rules and regulations thereunder) and such as may be required under state securities laws;

          (6) Neither the execution,  delivery nor performance of this Agreement by the Securities Trust violates any provision of its Trust Instrument, its
     By-Laws,  or the provisions of any agreement or other instrument,  known to such  counsel  to which  the  Securities  Trust is a party or by which  the
     Securities Trust is otherwise bound; and

          (7) This Agreement has been duly and validly authorized,  executed and delivered  by the  Securities  Trust and  represents  the legal,  valid and binding  obligation of the Securities Trust and is enforceable  against the
     Securities Trust in accordance with its terms.

     In giving  the  opinions  set forth  above,  Dechert  may state  that it is relying on certificates  of the officers of the Securities  Trust with regard to
matters  of  fact  and  certain   certifications   and  written   statements  of
governmental  officials  with  respect to the good  standing  of the  Securities
Trust.

     (h) That the  Securities  Trust shall have  received an opinion in form and substance  reasonably  satisfactory  to it from Stradley  Ronon,  counsel to the
Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency,  arrangement  among creditors,  moratorium,  fraudulent  transfer or conveyance,  and other  similar  laws of general  applicability  relating  to or affecting creditors' rights and to general equity principles:

          (1) The Trust is a statutory  trust and was created  under the laws of the State of Delaware on August 13,  1993,  and is validly  existing and in good standing under the laws of the State of Delaware;

          (2) The Trust is authorized to issue an unlimited  number of shares of beneficial interest,  $0.001 par value. Assuming that the initial shares of beneficial  interest of the Small Cap Fund were issued in  accordance  with the  1940 Act and the  Trust's  Agreement  and  Declaration  of  Trust  and
     By-laws,  and that all other such outstanding  shares of the Small Cap Fund were sold,  issued and paid for in  accordance  with the terms of the Small
     Cap  Fund's  prospectus  in  effect  at the time of such  sales,  each such outstanding share is duly and validly issued,  fully paid,  non-assessable, freely transferable and has full voting rights;

          (3) The Trust is an open-end management  investment company registered as such under the 1940 Act;

          (4) Except as  disclosed in the Small Cap Fund's  currently  effective prospectus,  such counsel does not know of any material  suit,  action,  or legal or administrative proceeding pending or threatened against the Trust, the unfavorable  outcome of which would materially and adversely affect the
     Trust or the Small Cap Fund;

          (5) The  shares  of  beneficial  interest  of the Small Cap Fund to be issued  pursuant to the terms of Section 1 hereof have been duly authorized and,  when issued and  delivered as provided in this  Agreement,

                                       A-10

     will  have  been  duly  and  validly  issued  and  fully  paid  and will be non-assessable  by the Trust or the Small Cap Fund,  and to such  counsel's knowledge,  no shareholder  has any  preemptive  right to  subscription  or purchase in respect thereof;

          (6) To such counsel's knowledge, no consent,  approval,  authorization or order of any court, governmental authority or agency is required for the consummation  by  the  Trust  of  the  transactions  contemplated  by  this
     Agreement,  except such as have been obtained  under the 1933 Act, the 1934
     Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

          (7) Neither the execution,  delivery nor performance of this Agreement by the Trust  violates any provision of its Agreement  and  Declaration  of
     Trust, its By-laws, or the provisions of any agreement or other instrument, known to such  counsel  to which the Trust is a party or by which the Trust is otherwise bound; and

          (8) This Agreement has been duly and validly authorized,  executed and delivered  by the  Trust  and  represents  the  legal,  valid  and  binding obligation of the Trust and is enforceable  against the Trust in accordance with its terms.

     In giving the opinions set forth above, Stradley Ronon may state that it is relying on  certificates  of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

     (i) That the Trust's  Registration  Statement with respect to the shares of beneficial  interest  of the Small Cap Fund to be  delivered  to the  Nasdaq-100
Fund's  shareholders  in  accordance  with  Section 1 hereof  shall have  become effective,  and no stop order  suspending the  effectiveness of the Registration
Statement or any amendment or supplement  thereto,  shall have been issued prior to the Closing or shall be in effect at the Closing,  and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (j) That the  shares  of  beneficial  interest  of the Small Cap Fund to be delivered in accordance  with Section 1 hereof shall be eligible for sale by the
Trust with each state  commission  or agency  with  which  such  eligibility  is required  in order  to  permit  the  shares  lawfully  to be  delivered  to each
Nasdaq-100 Fund shareholder.

     (k) That at the Closing,  the Securities Trust, on behalf of the Nasdaq-100
Fund,  transfers to the Small Cap Fund  aggregate  Net Assets of the  Nasdaq-100
Fund  comprising  at least 90% in fair market  value of the total net assets and
70% in fair market value of the total gross assets  recorded on the books of the
Nasdaq-100 Fund at the Close of Business on the Valuation Date.

     10.  Brokerage Fees and Expenses; Other Agreements

     (a) The Securities  Trust and the Trust each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transaction provided for herein.

     (b) The expenses of entering  into and carrying out the  provisions of this
Agreement,  whether  or not  consummated,  shall be borne  by UBS  Global  Asset
Management (US) Inc.

     (c) Any other provision of this Agreement to the contrary  notwithstanding, any liability of the  Securities  Trust under this Agreement with respect to any series  of  the  Securities  Trust,  or  in  connection  with  the  transactions contemplated herein with respect to any series of the Securities Trust, shall be discharged only out of the assets of that series of the Securities Trust, and no other series of the Securities Trust shall be liable with respect thereto.

     (d) Any other provision of this Agreement to the contrary  notwithstanding, any  liability of the Trust under this  Agreement  with respect to any series of the Trust,  or in  connection  with the  transactions

                                       A-11

contemplated herein with respect to any series of the Trust, shall be discharged only out of the assets of that series of the Trust,  and no other  series of the
Trust shall be liable with respect thereto.

     11.  Indemnification by the Securities Trust and the Nasdaq-100 Fund

     The Securities  Trust and the Nasdaq-100 Fund hereby agree to indemnify and hold the Trust and the Small Cap Fund and each of them  harmless  from all loss, liability  and  expense  (including  reasonable  counsel  fees and  expenses  in connection  with the contest of any claim) which the Trust or the Small Cap Fund may incur or  sustain  by reason of the fact that (i) the Trust or the Small Cap
Fund shall be  required to pay any  obligation  of the  Securities  Trust or the
Nasdaq-100 Fund, whether consisting of Tax deficiencies or otherwise, based upon a claim or claims against the Securities  Trust or the Nasdaq-100 Fund that were omitted or not fully  reflected in the  financial  statements to be delivered to the Trust in connection with the Closing; (ii) any representations or warranties made by the Securities  Trust in Sections 4 or 6 hereof should prove to be false or erroneous in any material  respect;  (iii) any covenant has been  breached in any  material  respect;  or  (iv)  any  claim  is  made  alleging  that  (a) the
Prospectus/Proxy  Statement delivered to the shareholders of the Nasdaq-100 Fund in connection with this transaction,  or (b) the Registration  Statement on Form
N-14 of which such  Prospectus/Proxy  Statement forms a part, included an untrue statement of a material  fact or omitted to state a material  fact  necessary to make the statements therein, in light of the circumstances under which they were made,  not  misleading,  except  insofar  as such  claim  is  based  on  written information  furnished  to the  Securities  Trust by the Trust,  its  investment adviser or distributor.

     12.  Indemnification by the Trust and the Small Cap Fund

     The Trust and the Small Cap Fund  hereby  agree to  indemnify  and hold the
Trustees of the Securities Trust and the Nasdaq-100 Fund harmless from all loss, liability  and  expenses  (including  reasonable  counsel  fees and  expenses in connection  with the  contest of any claim)  which the  Securities  Trust or the
Nasdaq-100  Fund may  incur  or  sustain  by  reason  of the  fact  that (i) any representations or warranties made by the Trust in Sections 5 or 6 hereof should prove false or  erroneous in any  material  respect;  (ii) any covenant has been breached by the Trust or the Small Cap Fund in any  material  respect;  or (iii)
any claim is made alleging that (a) the Prospectus/Proxy  Statement delivered to the shareholders of the Nasdaq-100 Fund in connection with this transaction,  or
(b) the  Registration  Statement  on Form  N-14 of which  such  Prospectus/Proxy
Statement  forms a part,  included  an untrue  statement  of a material  fact or omitted to state a material fact  necessary to make the statements  therein,  in light of the  circumstances  under which they were made, not misleading,  except insofar as such claim is based on written information  furnished to the Trust by the Securities Trust, its investment adviser or distributor.

     13.  Notice of Claim of Indemnification

     In the event that any claim is made against the Trust or the Small Cap Fund in respect of which  indemnity  may be sought by the Trust or the Small Cap Fund from the  Securities  Trust,  the  Nasdaq-100  Fund or the  shareholders  of the
Nasdaq-100  Fund under Section 11 of this  Agreement,  or, in the event that any claim is made against the Securities  Trust or the Nasdaq-100 Fund in respect of which  indemnity may be sought by the Securities  Trust or the  Nasdaq-100  Fund from the Trust or the Small Cap Fund  under  Section 12 of this  Agreement,  the party seeking  indemnification  (the "Indemnified Party") shall, with reasonable promptness and before  payment of such claim,  give written notice of such claim to the  other  party  (the  "Indemnifying  Party").  If no  objection  as to the validity  of the  claim  is made in  writing  to the  Indemnified  Party  by the
Indemnifying Party within thirty (30) days after giving notice hereunder,  then, the Indemnified  Party may pay such claim and shall be entitled to reimbursement therefor,  pursuant to this  Agreement.  If,  prior to the  termination  of such thirty-day period, objection in writing as to the validity of such claim is made to the Indemnified  Party, the Indemnified  Party shall withhold payment thereof until the validity of the claim is established  (i) to the  satisfaction  of the
Indemnifying  Party;  or (ii) by a final  determination  of a court of competent jurisdiction,

                                       A-12

whereupon  the  Indemnified  Party may pay such claim and shall be  entitled  to reimbursement thereof,  pursuant to this Agreement; or (iii) with respect to any
Tax claims,  within  seven (7)  calendar  days  following  the earlier of (A) an agreement between the Securities Trust and the Trust that an indemnity amount is payable,  (B)  an  assessment  of  a  Tax  by  a  taxing  authority,  or  (C)  a
"determination"  as defined in Section 1313(a) of the Code. For purposes of this
Section 13, the term "assessment" shall have the same meaning as used in Chapter
63 of the Code and Treasury Regulations thereunder,  or any comparable provision under  the  laws  of the  appropriate  taxing  authority.  In the  event  of any objection by the  Indemnifying  Party,  the  Indemnifying  Party shall  promptly investigate the claim, and if it is not satisfied with the validity thereof, the
Indemnifying  Party shall conduct the defense against such claim.  All costs and
expenses   incurred  by  the   Indemnifying   Party  in  connection   with  such
investigation   and  defense  of  such  claim  shall  be  borne  by  it.   These
indemnification  provisions  are in addition to, and not in  limitation  of, any other rights the parties may have under applicable law.

     14.  Termination; Waiver; Order

     (a) Anything  contained in this Agreement to the contrary  notwithstanding, this Agreement may be terminated and the Plan of Reorganization abandoned at any time  (whether  before or after  approval  thereof  by the  shareholders  of the
Nasdaq-100 Fund) prior to the Closing as follows:

          (1) by  mutual  consent  of the  Securities  Trust  and the  Trust  in writing;

          (2) by the Trust if any  condition  precedent to its  obligations  set forth in  Section  9 has not  been  fulfilled  or  waived  by the  Trust in writing; or

          (3)  by  the  Securities  Trust  if  any  condition  precedent  to its obligations  set forth in Section 9 has not been fulfilled or waived by the
     Securities Trust in writing.

     (b) If the  transactions  contemplated  by this  Agreement  have  not  been consummated  by  ____________  __,  2004,  this  Agreement  shall  automatically terminate on that date,  unless a later date is agreed to in writing by both the
Securities Trust and the Trust.

     (c)  In  the  event  of  termination  of  this  Agreement  pursuant  to the provisions  hereof,  the same shall become void and have no further effect,  and there shall not be any liability on the part of either the  Securities  Trust or the Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

     (d) At any time prior to the  Closing,  any of the terms or  conditions  of this  Agreement  may be waived  by either  the  Securities  Trust or the  Trust, respectively (whichever is entitled to the benefit thereof).

     (e) The respective  representations,  warranties and covenants contained in
Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan of Reorganization.

     (f) If any order or orders of the Commission with respect to this Agreement shall be issued  prior to the Closing and shall  impose any terms or  conditions that are determined by action of the Board of Trustees of the  Securities  Trust or the  Board  of  Trustees  of the  Trust  to be  acceptable,  such  terms  and conditions shall be binding as if a part of this Agreement  without further vote or approval of the shareholders of the Nasdaq-100 Fund, unless such further vote is required by applicable law, or by mutual consent of the parties.

     15.  Final Tax Returns and Forms 1099 of the Nasdaq-100 Fund

     (a) After the Closing, the Securities Trust shall or shall cause its agents to prepare any federal,  state or local Tax returns,  including  any Forms 1099, required  to be filed by the  Securities  Trust with  respect to the  Nasdaq-100
Fund's final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

                                       A-13

     (b)  Notwithstanding  the  provisions  of  Section 1 hereof,  any  expenses incurred by the Securities  Trust or the Nasdaq-100 Fund (other than for payment of Taxes) in connection  with the preparation and filing of said Tax returns and
Forms  1099  after the  Closing,  shall be borne by the  Nasdaq-100  Fund to the extent such  expenses  have been or should have been  accrued by the  Nasdaq-100
Fund in the  ordinary  course  without  regard  to the  Plan  of  Reorganization contemplated by this Agreement.

     16.  Cooperation and Exchange of Information

     The  Trust and the  Securities  Trust  will  provide  each  other and their respective  representatives  with such  cooperation and information as either of them  reasonably  may  request of the other in filing any Tax  returns,  amended return or claim for refund,  determining  a liability  for Taxes or a right to a refund of Taxes or  participating in or conducting any audit or other proceeding in respect of Taxes.  Each party or their  respective  agents  will retain for a period of six (6) years  following  the Closing all returns,  schedules and work papers and all material  records or other  documents  relating to Tax matters of the Nasdaq-100 Fund and Small Cap Fund for its taxable period first ending after the Closing and for all prior taxable periods.

     17.  Entire Agreement and Amendments

     This Agreement  embodies the entire Agreement between the parties and there are no  agreements,  understandings,  restrictions,  or  warranties  between the parties other than those set forth herein or herein provided for. This Agreement may be amended  only by mutual  consent of the parties in writing.  Neither this
Agreement  nor any  interest  herein may be assigned  without the prior  written consent of the other party.

     18.  Counterparts

     This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an  original,  but all such  counterparts  together  shall constitute but one instrument.

     19.  Notices

     Any notice,  report,  or demand  required or permitted by any  provision of this  Agreement  shall be in  writing  and shall be deemed to have been given if delivered or mailed,  first class postage prepaid,  addressed to the Trust at 51
West 52nd Street, New York, New York 10019-6114, Attention: Secretary, or to the
Securities  Trust  at 51 West  52nd  Street,  New  York,  New  York  10019-6114,
Attention: Secretary.

     20.  Governing Law

     This Agreement  shall be governed by and carried out in accordance with the laws of the State of Delaware.

     21.  Effect of Facsimile Signature

     A facsimile  signature of an  authorized  officer of a party hereto on this
Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

                                       A-14

     IN WITNESS  WHEREOF,  the Trust and the  Securities  Trust have each caused this  Agreement and Plan of  Reorganization  to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

                                                 THE UBS FUNDS, ON BEHALF OF THE UBS U.S. SMALL CAP
                                                 GROWTH FUND
Attest:

____________________________________________     ____________________________________________

By:    _____________________________________     By:    _____________________________________

Title:   ___________________________________     Title:   ___________________________________

                                                 UBS MUTUAL FUNDS SECURITIES TRUST, ON BEHALF OF THE
                                                 UBS ENHANCED NASDAQ-100 FUND
Attest:

____________________________________________     ____________________________________________

By:    _____________________________________     By:    _____________________________________

Title:   ___________________________________     Title:   ___________________________________

                                       A-15

                                                                       EXHIBIT B

[The  Prospectus  of the Small Cap Fund,  dated  September  30, 2002 (as revised
September 15, 2003), as previously  filed via EDGAR,  is incorporated  herein by reference and will be included with the mailing to shareholders.]

                                                                       EXHIBIT C

[The  Annual  Report to  Shareholders  of the Small Cap Fund for the fiscal year ended June 30, 2003, as previously  filed via EDGAR, is  incorporated  herein by reference and will be included in the mailing to Shareholders.]

                           VOTE THIS PROXY CARD TODAY!

                                           Your Proxy Vote is important!

                                           And now you can Vote your Proxy
                                           over the TELEPHONE or the INTERNET.

                                           It saves Time! Telephone and
                                           Internet voting are instantaneous -
                                           24 hours a day.

                                           It's Easy! Just follow these simple
                                           steps:

                                           1. Read your proxy statement and
                                           have it at hand.

                                           2. Call toll-free 1-866-241-6192 or
                                           go to website:
                                           https://vote.proxy-direct.com

                                           3. Enter your 14 digit Control
                                           Number from your Proxy Card.

                                           4. Follow the recorded or on-screen
                                           directions.

                                           5. Do not mail your Proxy Card when
                                           you vote by Telephone or over the
                                           Internet.

                  Please detach at perforation before mailing.

PROXY     SPECIAL MEETING OF SHAREHOLDERS OF UBS ENHANCED NASDAQ-100 FUND
                                October 29, 2003

The undersigned  hereby revokes all previous proxies for his shares and appoints as proxies  Todd Lebo and Evelyn  DeSimone,  and each of them (with the power of substitution)  to vote for the undersigned all shares of beneficial  interest of the  undersigned in UBS Enhanced  NASDAQ-100  Fund, a series of UBS Mutual Funds
Securities  Trust,  at the Special  Meeting of  Shareholders to be held at 10:00
a.m. Eastern time, on October 29, 2003, at 51 West 52nd Street,  16th Floor, New
York, New York 10019-6114, and any adjournment thereof ("Meeting"), with all the power the undersigned would have if personally  present.  The shares represented by this card will be voted as instructed.

UNLESS INDICATED TO THE CONTRARY,  THIS PROXY SHALL BE DEEMED TO GRANT AUTHORITY
TO VOTE  "FOR" THE  PROPOSAL  RELATING  TO THE  REORGANIZATION  OF UBS  ENHANCED
NASDAQ-100  FUND, A SERIES OF UBS MUTUAL FUNDS SECURITIES  TRUST,  INTO UBS U.S.
SMALL CAP GROWTH FUND, A SERIES OF THE UBS FUNDS. IF ANY OTHER MATTERS  PROPERLY
COME BEFORE THE SPECIAL  MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO
THE TIME OF SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR
DISCRETION.

                           VOTE VIA THE INTERNET:  https://vote.proxy-direct.com
                           -----------------------------------------------------
                           VOTE VIA THE TELEPHONE:  1-866-241-6192
                           CONTROL NUMBER: 999 99999 999 999

                                            NOTE:  If  shares  are  held  by an
                                            individual,  sign your name exactly
                                            as it  appears  on  this  card.  If
                                            shares  are  held  jointly,  either
                                            party may sign, but the name of the
                                            party   signing    should   conform
                                            exactly  to the name  shown on this
                                            card.  If  shares  are  held  by  a
                                            corporation, partnership or similar
                                            account,  the name and the capacity
                                            of the individual signing should be
                                            indicated unless it is reflected in
                                            the  form  of   registration.   For
                                            example:   "ABC  Corp.,  John  Doe,
                                            Treasurer."

                                            ___________________________________
                                            Signature

                                            ___________________________________
                                            Signature (if held jointly)

                                            ___________________________________
                                            Date                      ENA_13561

                      EACH SHAREHOLDER'S VOTE IS IMPORTANT
                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY

                  Please detach at perforation before mailing.

   THIS PROXY IS BEING SOLICITED FOR THE BOARD OF TRUSTEES OF UBS MUTUAL FUNDS
  SECURITIES TRUST, ON BEHALF OF ITS SERIES, UBS ENHANCED NASDAQ-100 FUND, AND
                    RELATES TO THE PROPOSAL INDICATED BELOW.

When  properly  signed,  the  proxy  will be voted as  instructed  below.  If no instruction is given for a proposal, a vote will be made "For" that proposal.

TO VOTE, MARK THE BLOCKS BELOW IN BLUE OR BLACK INK.  Example:  /X/

The Board of Trustees recommends a vote FOR the following Proposal.

                                                               FOR   AGAINST  ABSTAIN
1.   To approve an Agreement and Plan of Reorganization        /_/     /_/      /_/
     between  UBS Mutual  Funds  Securities  Trust,  on
     behalf of its series, UBS Enhanced NASDAQ-100 Fund
     ("Enhanced NASDAQ"),  and The UBS Funds, on behalf
     of its  series,  UBS U.S.  Small Cap  Growth  Fund
     ("Small  Cap  Growth"),   that  provides  for  the
     acquisition  of  substantially  all of the assets,
     subject to the liabilities,  of Enhanced NASDAQ in
     exchange  for  shares  of Small  Cap  Growth,  the
     distribution of such shares to the shareholders of
     Enhanced NASDAQ, and the complete  liquidation and
     dissolution of Enhanced NASDAQ.

                                                                       ENA_13561
 Please date and sign the reverse side of this proxy and return it promptly in the enclosed envelope. This proxy will not be voted unless it is dated and signed exactly as instructed.

Part B
------
                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                                  THE UBS FUNDS
                            Dated September 17, 2003

Acquisition of the Assets of the
UBS ENHANCED NASDAQ-100 FUND
(a series of UBS Mutual Funds Securities Trust)

By and in exchange for shares of the
UBS U.S. SMALL CAP GROWTH FUND
(a series of The UBS Funds)

     This Statement of Additional  Information  ("SAI") relates  specifically to the proposed  acquisition  (the  "Merger") of  substantially  all of the assets, subject to the liabilities, of the UBS Enhanced NASDAQ-100 Fund (the "Nasdaq-100
Fund"), a series of UBS Mutual Funds Securities Trust (the "Securities  Trust"),
in  exchange  for shares of the UBS U.S.  Small Cap Growth  Fund (the "Small Cap
Fund"), a series of The UBS Funds (the "Trust").

     This SAI also includes the following  documents,  which are attached to and legally considered to be a part of this SAI:

     1.   Pro Forma Financial  Statements  reflecting the financial situation of the Small Cap Fund  following  the  Merger as if the  Merger had taken place on June 30, 2003.

     2.   Statement  of  Additional  Information  of the Small  Cap Fund,  dated
          September 30, 2002.

     3.   Annual Report of the Small Cap Fund for the fiscal year ended June 30,
          2003.

     4.   Annual  Report  of the  Nasdaq-100  Fund  for the  fiscal  year  ended
          September 30, 2002.

     This SAI is not a Prospectus;  you should read this SAI in conjunction with the Prospectus/Proxy Statement, dated September 17, 2003, relating to the Merger.
You  can  request  a  copy  of  the   Prospectus/Proxy   Statement   by  calling
1-800-647-1568  or by writing to the Small Cap Fund at 51 West 52nd Street,  New
York, New York 10019-6114, Attn. Secretary.

                         PRO FORMA FINANCIAL STATEMENTS

Pro Forma Portfolio of Investments (unaudited)
June 30, 2003
                                                    Shares                                      Market Value
                                  ------------------------------------------ ----------------------------------------------------

                                     UBS U.S.    UBS Enhanced                  UBS U.S.    UBS Enhanced              Pro Forma
                                    Small Cap     Nasdaq-100     Pro Forma    Small Cap     Nasdaq-100   Adjustments  Combined
                                   Growth Fund       Fund        Combined    Growth Fund      Fund

U.S. Equities -- 99.09%
Aerospace & Defense -- 0.46%
Engineered Support Systems, Inc.       9,450                       9,450      $  395,482                            $  395,482

Airlines -- 0.11%
Ryanair Holdings PLC, ADR*                           2,000         2,000                     $   89,800                 89,800

Air Freight & Couriers -- 0.25%
C.H. Robinson Worldwide, Inc.                        3,200         3,200                        113,792                113,792
Expeditors International of
Washington, Inc.                                     2,900         2,900                        100,456                100,456
                                      --------------------------------------   -------------------------     -------------------
                                         -           6,100         6,100             -          214,248                214,248
                                      --------------------------------------   -------------------------     -------------------
Auto Parts & Equipment -- 0.78%
American Axle & Manufacturing
Holdings, Inc.*                       24,100                      24,100         575,990                               575,990
Gentex Corp.*                                        3,100         3,100                         94,891                 94,891
                                      --------------------------------------   -------------------------      -----------------
                                      24,100         3,100        27,200         575,990         94,891                670,881
                                      --------------------------------------  --------------------------      -----------------
Banks -- 4.83%
BankUnited Financial Corp., Class A*  36,400                      36,400         733,460                               733,460
New York Community Bancorp, Inc.      46,595                      46,595       1,355,448                             1,355,448
Sterling Bancshares, Inc.             40,400                      40,400         528,432                               528,432
UCBH Holdings, Inc.                   52,800                      52,800       1,514,304                             1,514,304
                                      --------------------------------------   ------------------------      -----------------
                                     176,195           -         176,195       4,131,644            -                4,131,644
                                      --------------------------------------  -------------------------      -----------------
Beverages -- 0.68%
Cott Corp.*                           28,000                      28,000         579,320                               579,320

Biotechnology -- 4.58%
Amgen, Inc.*                                        22,100        22,100                      1,468,324              1,468,324
Biogen, Inc.*                                        6,400         6,400                        243,200                243,200
Cephalon, Inc.*                                      2,400         2,400                         98,784                 98,784
Chiron Corp.*                                        9,400         9,400                        410,968                410,968
Genzyme Corp.*                                       9,400         9,400                        392,920                392,920
Gilead Sciences, Inc.*                               7,200         7,200                        400,176                400,176
Human Genome Sciences, Inc.*                         3,600         3,600                         45,792                 45,792
ICOS Corp.*                                          1,400         1,400                         51,450                 51,450
IDEC Pharmaceuticals Corp.*                          6,600         6,600                        224,400                224,400
Invitrogen Corp.*                                    2,300         2,300                         88,251                 88,251
Medimmune, Inc.*                                     9,600         9,600                        349,152                349,152
Millennium Pharmaceuticals                           9,000         9,000                        141,570                141,570
                                      --------------------------------------   ------------------------      -----------------
                                         -          89,400        89,400             -        3,914,987              3,914,987
                                      --------------------------------------   ------------------------      -----------------
Broadcasting & Cable TV -- 1.10%
Cumulus Media, Inc., Class A*         38,700                      38,700         732,591                               732,591
Salem Communications
Corp., Class A*                       10,600                      10,600         212,117                               212,117
                                      --------------------------------------   ------------------------      -----------------
                                      49,300           -          49,300         944,708            -                  944,708
                                      --------------------------------------  ------------------------      -----------------
Capital Goods -- 1.01%
Cognex Corp.*                         32,100                      32,100         717,435                               717,435
Sigma-Aldrich Corp.                                  2,700         2,700                        146,286                146,286
                                      --------------------------------------   ------------------------      -----------------
                                      32,100         2,700        34,800         717,435        146,286                863,721
                                      --------------------------------------   ------------------------      -----------------
Chemicals -- 0.65%
Albemarle Corp.                       19,800                      19,800         553,806                               553,806

Commercial Services &  Supplies
-- 1.70%
Apollo Group, Inc.,Class A*                          6,750         6,750                        416,880                416,880
Cintas Corp.                                         7,900         7,900                        279,976                279,976
Fiserv Inc.*                                         9,800         9,800                        348,978                348,978
Paychex, Inc.                                       13,850        13,850                        405,944                405,944
                                      --------------------------------------   ------------------------      -----------------
                                         -          38,300        38,300             -        1,451,778              1,451,778
                                      --------------------------------------   ------------------------      -----------------
Communications Equipment -- 4.09%
ADC Telecommunications, Inc.*                       29,800        29,800                         69,374                 69,374
Brocade Communications Systems, Inc.*                9,100         9,100                         53,599                 53,599
CIENA Corp.*                                        14,100        14,100                         73,179                 73,179
Cisco Systems, Inc.*                                95,800        95,800                      1,598,902              1,598,902
Comverse Technology Inc.*                            6,600         6,600                         99,198                 99,198
JDS Uniphase Corp.*                                 50,800        50,800                        178,308                178,308
Juniper Networks, Inc.*                              8,500         8,500                        105,145                105,145
Qualcomm, Inc.                                      35,900        35,900                      1,283,425              1,283,425
Tellabs, Inc.*                                       5,300         5,300                         34,821                 34,821
                                      --------------------------------------   ------------------------      -----------------
                                         -         255,900       255,900             -        3,495,951              3,495,951
                                      --------------------------------------   ------------------------      -----------------
Computers & Peripherals -- 2.28%
Apple Computer, Inc.*                               18,600        18,600                        355,632                355,632
Dell Computer Corp.*                                36,200        36,200                      1,156,952              1,156,952
Network Appliance, Inc.*                            12,900        12,900                        209,109                209,109
Sun Microsystems, Inc.*                             48,900        48,900                        224,940                224,940
                                      --------------------------------------   ------------------------      -----------------
                                         -         116,600       116,600             -        1,946,633              1,946,633
                                      --------------------------------------   ------------------------      -----------------
Computer Software -- 12.84%
Adobe Systems, Inc.                                  8,100         8,100                        259,767                259,767
BEA Systems, Inc.*                                  14,700        14,700                        159,642                159,642
Borland Software Corp.*               43,600                      43,600         425,972                               425,972
Citrix Systems, Inc.*                                8,700        8,700                         177,132                177,132
Compuware Corp.*                                     8,600        8,600                          49,622                 49,622
Electronic Arts, Inc.*                               5,700        5,700                         421,743                421,743
Fair, Isaac Corp.                     22,200                      22,200       1,142,190                             1,142,190
Intuit, Inc.*                                        9,700         9,700                        431,941                431,941
Magma Design Automation, Inc.*        37,500                      37,500         643,125                               643,125
Mercury Interactive Corp.*             9,200         3,900        13,100         355,212        150,579                505,791
Microsoft Corp.                                    137,800       137,800                      3,529,058              3,529,058
Oracle Corp.*                                       82,300        82,300                        989,246                989,246
PeopleSoft, Inc.*                                   16,300        16,300                        286,717                286,717
Siebel Systems, Inc.*                               20,700        20,700                        197,478                197,478
Symantec Corp.*                                      5,700         5,700                        250,002                250,002
Synopsis, Inc.*                                      3,100         3,100                        191,735                191,735
THQ, Inc.*                            22,550                      22,550         405,900                               405,900
Verisity Ltd.*                        38,600                      38,600         460,884                               460,884
Veritas Software Co.*                               15,600        15,600                        447,252                447,252
                                      --------------------------------------   ------------------------      -----------------
                                     173,650       340,900       514,550       3,433,283      7,541,914             10,975,197
                                      --------------------------------------   ------------------------      -----------------
Construction -- 1.17%
Hovnanian Enterprises, Inc.*           8,600                       8,600         506,970                               506,970
NVR, Inc.*                             1,200                       1,200         493,200                               493,200
                                      --------------------------------------   ------------------------      -----------------
                                       9,800           -           9,800       1,000,170            -                1,000,170
                                      --------------------------------------   ------------------------      -----------------
Construction & Engineering
-- 0.77%
EMCOR Group, Inc.*                    13,300                      13,300         656,488                               656,488

Consumer -- 0.62%
Leapfrog Enterprises, Inc.*           16,600                      16,600         528,046                               528,046

Containers & Packaging -- 0.12%
Smurfit-Stone Container Corp.*                       7,900         7,900                        102,937                102,937

Distiller & Vintners -- 1.07%
Constellation Brands,
 Inc., Class A*                       29,100                      29,100         913,740                               913,740

Diversified Telecommunication
Services -- 0.05%
Telefonaktiebolaget
LM Ericsson, ADR*                                    4,160         4,160                         44,221                 44,221

Electric Components -- 2.40%
American Power Conversion Corp.*                     4,900         4,900                         76,391                 76,391
Artisan Components, Inc.*             19,900                      19,900         449,939                               449,939
Cree, Inc.*                           14,900                      14,900         242,572                               242,572
Foundry Networks, Inc.*               37,900                      37,900         545,760                               545,760
Molex, Inc.                                          3,600         3,600                         97,164                 97,164
Smith, A.O., Corp.                    22,700                      22,700         639,005                               639,005
                                      --------------------------------------   ------------------------      -----------------
                                      95,400         8,500       103,900       1,877,276        173,555              2,050,831
                                      --------------------------------------   ------------------------      -----------------
Electronics -- 1.30%
Benchmark Electronics, Inc.*          25,000                      25,000         769,000                               769,000
Flextronics International Ltd.*                     21,100        21,100                        219,229                219,229
Sanmina - SCI Corp.*                                18,900        18,900                        119,259                119,259
                                      --------------------------------------   ------------------------      -----------------
                                      25,000        40,000        65,000         769,000        338,488              1,107,488
                                      --------------------------------------   ------------------------      -----------------
Energy -- 3.13%
Patina Oil & Gas Corp.                20,700                      20,700         665,505                               665,505
Patterson-UTI Energy, Inc.*           16,800         2,100        18,900         544,320         68,040                612,360
Quicksilver Resources, Inc.*          23,500                      23,500         562,825                               562,825
Tetra Technologies, Inc.*             28,100                      28,100         833,165                               833,165
                                      --------------------------------------   ------------------------      -----------------
                                      89,100         2,100        91,200       2,605,815         68,040              2,673,855
                                      --------------------------------------   ------------------------      -----------------
Financial Services -- 1.70%
First Niagara Financial
Group, Inc.                           14,500                      14,500         202,420                               202,420
Harbor Florida Bancshares, Inc.       14,400                      14,400         345,024                               345,024
Investors Financial Services Corp.    31,100                      31,100         902,211                               902,211
                                      --------------------------------------   ------------------------      -----------------
                                      60,000           -          60,000       1,449,655            -                1,449,655
                                      --------------------------------------   ------------------------      -----------------
Food Distributors -- 0.78%
Performance Food Group Co.*           18,100                      18,100         669,700                               669,700

Gene -- 0.65%
Affymetrix, Inc.*                      9,900                       9,900         195,129                               195,129
InterMune, Inc.*                       6,400                       6,400         103,104                               103,104
Telik, Inc.*                          15,800                      15,800         253,906                               253,906
                                      --------------------------------------   ------------------------      -----------------
                                      32,100           -          32,100         552,139            -                  552,139
                                      --------------------------------------   ------------------------      -----------------
Health: Drugs -- 1.17%
Amylin Pharmaceuticals, Inc.*         13,200                      13,200         288,948                               288,948
Taro Pharmaceutical Industries*       13,000                      13,000         713,440                               713,440
                                      --------------------------------------   ------------------------      -----------------
                                      26,200           -          26,200       1,002,388            -                1,002,388
                                      --------------------------------------   ------------------------      -----------------
Health: Non-Drugs -- 8.30%
Advanced Neuromdulation
Systems, Inc.*                        17,200                      17,200         890,444                               890,444
Biomet, Inc.                                        12,400        12,400                        355,384                355,384
DENTSPLY International, Inc.                         2,300         2,300                         94,070                 94,070
Express Scripts, Inc.*                               3,000         3,000                        204,960                204,960
First Health Group Corp.*                            3,700         3,700                        102,120                102,120
Fisher Scientific
International, Inc.*                  13,000                      13,000         453,700                               453,700
Henry Schein, Inc.*                                  1,400         1,400                         73,276                 73,276
Inamed Corp.*                         14,700                      14,700         789,243                               789,243
Lincare Holdings, Inc.*                              4,000         4,000                        126,040                126,040
Patterson Dental Co. *                26,000         2,200        28,200       1,179,880         99,836              1,279,716
Pediatrix Medical Group, Inc.*        27,200                      27,200         969,680                               969,680
ResMed, Inc.*                          6,400                       6,400         250,880                               250,880
Select Medical Corp.*                 32,000                      32,000         794,560                               794,560
VCA Antech, Inc.*                     36,100                      36,100         706,477                               706,477
                                      --------------------------------------   ------------------------      -----------------
                                     172,600        29,000       201,600       6,034,864      1,055,686              7,090,550
                                      --------------------------------------   ------------------------      -----------------
Healthcare Facility -- 1.16%
Odyssey HealthCare, Inc.*             26,850                      26,850         993,450                               993,450

Industrial Supplies -- 0.10%
Fastenal Co.                                         2,400         2,400                         81,456                 81,456

Insurance -- 1.24%
Hilb, Rogal & Hamilton Co.             9,400                       9,400         319,976                               319,976
Hub International Ltd.                21,900                      21,900         374,490                               374,490
RLI Corp.                             11,100                      11,100         365,190                               365,190
                                      --------------------------------------   ------------------------      -----------------
                                      42,400           -          42,400       1,059,656            -                1,059,656
                                      --------------------------------------   ------------------------      -----------------
Internet & Catalog Retail
-- 1.43%
Amazon.com, Inc.*                                    9,300         9,300                        339,357                339,357
eBay, Inc.*                                          8,500         8,500                        885,530                885,530
                                      --------------------------------------   ------------------------      -----------------
                                         -          17,800        17,800             -        1,224,887              1,224,887
                                      --------------------------------------   ------------------------      -----------------
Internet Software & Services
-- 2.52%
Avocent Corp.*                        14,100                      14,100         422,013                               422,013
Check Point Software Technologies
 Ltd.*                                               8,600         8,600                        168,130                168,130
Interactive Corp.*                                  16,000        16,000                        633,120                633,120
Monster Worldwide Inc.*                              3,100         3,100                         61,163                 61,163
Overture Services, Inc.*              21,200                      21,200         384,356                               384,356
VeriSign, Inc.*                                      8,800         8,800                        121,704                121,704
Yahoo!, Inc.*                                       11,000        11,000                        360,360                360,360
                                      --------------------------------------   ------------------------      -----------------
                                      35,300        47,500        82,800         806,369      1,344,477              2,150,846
                                      --------------------------------------   ------------------------      -----------------
IT Consulting & Services
-- 2.51%
CACI International,
Inc., Class A*                        28,900                      28,900         991,270                               991,270
Cognizant Technology
Solutions Corp.*                      47,400                      47,400       1,154,664                             1,154,664
                                      --------------------------------------   ------------------------      -----------------
                                      76,300           -          76,300       2,145,934            -                2,145,934
                                      --------------------------------------   ------------------------      -----------------
Leisure Products -- 0.36%
Action Performance Companies,
 Inc.                                 16,200                      16,200         307,800                               307,800

Machinery Industrial -- 1.73%
ESCO Technologies, Inc.*              15,800                      15,800         695,200                               695,200
Flowserve Corp.*                      23,200                      23,200         456,344                               456,344
PACCAR, Inc.                                         4,800         4,800                        324,288                324,288
                                      --------------------------------------   ------------------------      -----------------
                                      39,000         4,800        43,800       1,151,544        324,288              1,475,832
                                      --------------------------------------   ------------------------      -----------------
Media -- 1.79%
Comcast Corp., Class A*                             34,500        34,500                      1,041,210              1,041,210
Echostar Communications Corp.*                       8,700         8,700                        301,194                301,194
Lamar Advertising Co.*                               2,100         2,100                         73,941                 73,941
Pixar, Inc.*                                         1,900         1,900                        115,596                115,596
                                      --------------------------------------   ------------------------      -----------------
                                         -          47,200        47,200             -        1,531,941              1,531,941
                                      --------------------------------------   ------------------------      -----------------
Non-Durables -- 0.94%
Moore Wallace, Inc.*                  55,000                      55,000         807,400                               807,400

Pharmaceuticals -- 3.04%
Isis Pharmaceuticals, Inc.*           36,500                      36,500         193,450                               193,450
Neurocrine Biosciences, Inc.*         13,400                      13,400         669,196                               669,196
NPS Pharmaceuticals, Inc.*            18,000                      18,000         438,120                               438,120
Penwest Pharmaceuticals Co.*          27,000                      27,000         657,990                               657,990
Sangstat Medical Corp.*               18,900                      18,900         247,401                               247,401
Teva Pharmaceutical Industries
Ltd., ADR                                            6,900         6,900                        392,817                392,817
                                      --------------------------------------   ------------------------      -----------------
                                     113,800         6,900       120,700       2,206,157        392,817              2,598,974
                                      --------------------------------------   ------------------------      -----------------
Real Estate -- 2.30%
American Financial Realty
TR (REIT)                             29,300                      29,300         436,863                               436,863
Jones Lang LaSalle, Inc.*             24,500                      24,500         387,100                               387,100
Mills Corp. (The) (REIT)              16,800                      16,800         563,640                               563,640
Ventas, Inc. (REIT)                   38,100                      38,100         577,215                               577,215
                                      --------------------------------------   ------------------------      -----------------
                                     108,700           -         108,700       1,964,818            -                1,964,818
                                      --------------------------------------   ------------------------      -----------------
Research & Development -- 0.78%
Pharmaceutical Product
Development, Inc.*                    23,200                      23,200         666,536                               666,536

Restaurants -- 2.35%
Panera Bread Co., Class A*            17,100                      17,100         684,000                               684,000
Ruby Tuesday, Inc.                    33,700                      33,700         833,401                               833,401
Starbucks Corp.*                                    20,200        20,200                        495,304                495,304
                                      --------------------------------------   ------------------------      -----------------
                                      50,800        20,200        71,000       1,517,401        495,304              2,012,705
                                      --------------------------------------   ------------------------      -----------------
Retail-Computers/Electronics
-- 0.61%
Electronics Boutique Holdings
Corp.*                                22,400                      22,400         517,664                               517,664

Retail-Apparel -- 2.55%
Chico's FAS, Inc.*                    50,700                      50,700       1,067,235                             1,067,235
Gart Sports Co.*                      15,700                      15,700         445,252                               445,252
Petco Animal Supplies, Inc.*          30,600                      30,600         665,244                               665,244
                                      --------------------------------------   ------------------------      -----------------
                                      97,000           -          97,000       2,177,731            -                2,177,731
                                      --------------------------------------   ------------------------      -----------------
Retail-Food -- 0.11%
Whole Foods Market, Inc.*                            1,900         1,900                         90,307                 90,307

Retail-Multi-Line -- 0.59%
Costco Wholesale Corp.*                              8,800         8,800                        322,080                322,080
Dollar Tree Stores, Inc.*                            5,700         5,700                        180,861                180,861
                                     --------------------------------------    ------------------------      -----------------
                                         -          14,500        14,500             -          502,941                502,941
                                      --------------------------------------   ------------------------      -----------------
Retail-Specialty -- 1.28%
Bed, Bath & Beyond, Inc.*                           14,500        14,500                        562,745                562,745
CDW Corp.*                                           3,500         3,500                        160,300                160,300
PetSmart, Inc.*                                      3,900         3,900                         65,013                 65,013
Ross Stores, Inc.*                                   2,100         2,100                         89,754                 89,754
Staples, Inc.*                                      11,600        11,600                        212,860                212,860
                                      --------------------------------------   ------------------------      -----------------
                                         -          35,600        35,600             -        1,090,672              1,090,672
                                      --------------------------------------   ------------------------      -----------------
Semiconductor Equipment &
Products -- 0.38%
Rudolph Technologies, Inc.*           20,500                      20,500         327,180                               327,180

Semiconductors -- 8.65%
Altera Corp.*                                       19,700        19,700                        323,080                323,080
Applied Materials, Inc.*                            30,800        30,800                        488,488                488,488
Broadcom Corp.*                                      5,900         5,900                        146,969                146,969
Exar Corp.*                           32,700                      32,700         517,641                               517,641
Formfactor, Inc.*                      1,500                       1,500          26,550                                26,550
Intel Corp.                                         86,300        86,300                      1,793,659              1,793,659
Intersil Corp.*                       23,852                      23,852         634,702                               634,702
KLA-Tencor Corp.*                                    8,100         8,100                        376,569                376,569
Linear Technology Corp.                             15,400        15,400                        496,034                496,034
Maxim Integrated Products, Inc.                     16,700        16,700                        570,973                570,973
Microchip Technology, Inc.                           6,425         6,425                        158,248                158,248
Novellus Systems, Inc.*                              5,100         5,100                        186,767                186,767
NVIDIA Corp.*                                        7,600         7,600                        174,876                174,876
Pericom Semiconductor Corp.*          23,900                      23,900         222,270                               222,270
Power Integrations, Inc.*             25,500                      25,500         620,160                               620,160
QLogic Corp.*                                        4,300         4,300                        207,819                207,819
RF Micro Devices, Inc.*                              7,200         7,200                         43,344                 43,344
Xilinx, Inc.*                                       16,100        16,100                        407,491                407,491
                                      --------------------------------------   ------------------------      -----------------
                                     107,452       229,625       337,077       2,021,323      5,374,317              7,395,640
                                      --------------------------------------   ------------------------      -----------------
Services-Data Processing -- 0.61%
Factset Research Systems, Inc.        11,800                      11,800         519,790                               519,790

Services-Diversified Commercial
-- 1.82%
Career Education Corp.*               22,800                      22,800       1,559,976                             1,559,976

Transportation -- 0.52%
UTI Worldwide, Inc.                   14,300                      14,300         446,017                               446,017

Wireless Telecommunication
Services -- 1.13%
Nextel Communications, Inc.*                        45,800        45,800                        828,064                828,064
PanAmSat Corp.*                                      7,600         7,600                        140,068                140,068
                                      --------------------------------------   -----------------------      ------------------
                                         -          53,400        53,400             -          968,132                968,132
                                      --------------------------------------   -------------------------      ----------------
Total U.S. Equities
(Cost $103,103,577)                1,983,697     1,428,485     3,412,182      50,587,695     34,100,954             84,688,649
                                      --------------------------------------  -------------------------      -----------------

Short-Term Investments -- 8.24%
Other -- 8.24%
UBS Supplementary Trust
  U.S. Cash Management Prime
Fund  (Cost $7,061,939)            7,037,939           -       7,037,939       7,037,939            -                7,037,939

Investment of Cash Collateral
from Securities Loaned -- 0.81%
Money Market Funds -- 0.81%
Aim Liquid Assets                                       77            77                             77                     77
UBS Private Money Market Fund LLC                  693,723       693,723                        693,723                693,723
Deutsche Cash Reserves                                 200           200                            200                    200
                                      --------------------------------------    -----------------------      -----------------
Total Money Market Funds
(Cost $694,000)                          -         694,000       694,000             -          694,000                694,000
                                      --------------------------------------    -----------------------      -----------------
Total Investments
                                      --------------------------------------    -----------------------      -----------------
(Cost $110,858,516) -- 108.14%     9,021,636                   9,021,636      57,625,634     34,794,954             92,420,588
                                      --------------------------------------    -----------------------      -----------------
Liabilities, less cash
and other assets  -- (8.14)%                                                  (6,110,156)      (847,692)           (6,957,848)
                                      --------------------------------------    -----------------------      -----------------
Net Assets -- 100%                 9,021,636           -       9,021,636      51,515,478     33,947,262             85,462,740
                                      ======================================    =======================      ==================

* Non-income producing security.

                            See accompany notes to proforma financial statements

UBS U.S. Small Cap Growth Fund
UBS Enhanced Nasdaq-100 Fund
Proforma Statement of Assets and Liabilities
June 30, 2003 (unaudited)

                                                      UBS U.S. Small Cap   UBS Enhanced
                                                        Growth Fund      Nasdaq-100 Fund      Adjustment    Combined
                                                      -----------------  -----------------  ------------   ------------
Assets
Investments in securities, at value
 (cost - $52,206,140 and $58,653,376
respectively)                                             $ 57,625,634       $ 34,794,954                 $ 92,420,588
Cash                                                             3,837                  -                        3,837
Receivable for investments sold                              1,067,536                  -                    1,067,536
Dividends and interest receivable                                8,026                674                        8,700
Receivable for shares sold                                     200,614              9,941                      210,555
Other assets                                                       653             46,607                       47,260
                                                      -----------------  -----------------  ------------   ------------

Total assets                                                58,906,300         34,852,176             -     93,758,476
                                                      -----------------  -----------------  ------------   ------------

Liabilities
Payable for investments purchased                            6,264,381                  -                    6,264,381
Payable for cash collateral for securities loaned                    -            694,000                      694,000
Payable for capital shares                                   1,001,317             38,832                    1,040,149
Accrued expenses and other liabilities                         125,124            172,082                      297,206
                                                      -----------------  -----------------  ------------   ------------
Total liabilities                                            7,390,822            904,914             -      8,295,736
                                                      -----------------  -----------------  ------------   ------------

Net assets                                                  51,515,478         33,947,262                   85,462,740

Outstanding shares of beneficial interest,
$0.001 par value                                            49,316,429        115,645,558   (81,323,721)(b) 83,638,266
Accumulated undistributed  net investment
income                                                        (266,296)          (374,575)                    (640,871)
Accumulated net realized losses from
investment transactions                                     (2,954,149)       (57,465,299)   57,465,299 (b) (2,954,149)
Net unrealized appreciation of investments                   5,419,494        (23,858,422)   23,858,422 (b)  5,419,494
                                                      -----------------  -----------------  ------------
Net assets applicable to shares outstanding               $ 51,515,478       $ 33,947,262    $        -    $ 85,462,740
                                                      =================  =================  ============   ============

  Class A:
Net assets                                                $ 9,841,092       $ 10,986,445                   $ 20,827,537
                                                          ------------      -------------                  ------------
Shares outstanding                                            983,944          3,311,607     (2,213,147)(a) 2,082,404
                                                              --------         ----------                   ---------
Net asset value and offering price per share                  $ 10.00             $ 3.32                      $ 10.00
                                                              ========            =======                     =======

  Class B:
Net assets                                                $ 1,131,982       $ 12,476,339                   $ 13,608,321
                                                          ------------      -------------                  ------------
Shares outstanding                                            114,501          3,853,727     (2,591,740)(a) 1,376,488
                                                              --------         ----------                   ---------
Net asset value and offering price per share                   $ 9.89             $ 3.24                       $ 9.89
                                                               =======            =======                      ======

  Class C:
Net assets                                                  $ 757,125        $ 9,807,907                   $ 10,565,032
                                                            ----------       ------------                  ------------
Shares outstanding                                             76,668          3,030,320     (2,037,151)(a) 1,069,837
                                                               -------         ----------                   ---------
Net asset value and offering price per share                   $ 9.88             $ 3.24                       $ 9.88
                                                               =======            =======                      ======

  Class Y:
Net assets                                               $ 39,785,279          $ 676,572                   $ 40,461,851
                                                         -------------         ----------                  ------------
Shares outstanding                                          3,918,764            202,490       (135,849)(a)  3,985,405
                                                            ----------           --------                    ---------
Net asset and redemption value per share                      $ 10.15             $ 3.34                       $ 10.15
                                                              ========            =======                      =======

(a)  Acquisition  by UBS U.S.  Small Cap Growth Fund of UBS Enhanced  Nasdaq-100
Fund and  issuance of UBS U.S.  Small Cap Growth Fund shares in exchange for all of the outstanding shares of UBS Enhanced Nasdaq-100 Fund

(b)  Reclassification  of realized  and  unrealized  losses of the UBS  Enhanced
Nadaq-100 Fund due to the merger.

             See accompanying notes to proforma financial statements

UBS U.S. Small Cap Growth Fund
UBS Enhanced Nasdaq-100 Fund
Proforma Statement of Operations
June 30, 2003 (unaudited)

                                                     UBS U.S. Small Cap   UBS Enhanced
                                                      Growth Fund      Nasdaq-100 Fund      Adjustment    Combined
                                                     ----------------  -----------------  ------------   ------------

Investment income:
  Dividend (net of withholding
taxes of $518 and $331)                                     $  155,593          $  50,948            -      $ 206,541
  Interest                                                      28,699              2,956            -         31,655
                                                       ----------------  -----------------  -----------   ------------
                                                               184,292             53,904            -        238,196
                                                       ----------------  -----------------  -----------   ------------

Expenses:
  Investment advisory and administration fees                  392,582            235,098       98,753  (a)   726,433
  Shareholder distribution and servicing fees                   22,696            235,663                     258,359
  Transfer agency and service fees                              21,907            127,781                     149,688
  Trustees/Directors' fees                                       4,745              1,630                       6,375
  Legal and audit fees                                          24,657             57,960      (57,960) (b)    24,657
  Reports and notices to shareholders                           24,634             96,616      (45,000) (b)    76,250
  Federal and state registration fees                           64,168             43,032      (20,000) (b)    87,200
  Custody and accounting                                        19,480             20,235                      39,715
  Other expenses                                                 1,593              7,395                       8,988
                                                       ----------------  -----------------  -----------   ------------
                                                               576,462            825,411     (122,960) (b) 1,377,667
  Less: fee waivers and reimbursements
from investment advisor                                       (125,873)          (264,686)    (186,960)     (203,599)
                                                       ----------------  -----------------  -----------   ------------
  Net expenses                                                 450,589            560,725       64,000      1,174,068
                                                       ----------------  -----------------  -----------   ------------
  Net investment income                                       (266,297)          (506,822)     (64,000)      (935,872)
                                                       ----------------  -----------------  -----------   ------------

Realized and unrealized gains (losses
from investment transactions:
  Net realized gains (losses)
  from investment transactions                              (1,381,955)         1,265,009            -       (116,946)
  Net change in unrealized appreciation
  (depreciation) of investments                              3,331,910         23,069,298            -     26,401,208
                                                       ----------------  -----------------  -----------   ------------
Net realized and unrealized gains (losses)
from investment activities                                   1,949,955         24,334,307            -     26,284,262
                                                       ----------------  -----------------  -----------   ------------
Net increase (decrease) in net assets
resulting from operations                                  $ 1,683,658       $ 23,827,485   $  (64,000)    25,348,390
                                                      ================   ================   ===========    ===========

------------------
(a) Reflects change in management fee after merger to 85 bps.
(b) Certain pro forma basis  expenses  have been  adjusted to reflect  estimated cost savings arising from the merger.

            See accompanying notes to proforma financial statements.

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Basis of Combination:

     At a  special  meeting  of the  Board of  Trustees  of The UBS  Funds  (the
"Trust") held on July 28, 2003, the Board of Trustees  approved an Agreement and
Plan  of  Reorganization   pursuant  to  which,   subject  to  approval  by  the
shareholders of UBS Enhanced  Nasdaq-100 Fund  ("Nasdaq-100  Fund"), a series of
UBS Mutual  Funds  Securities  Trust  Nasdaq-100  Fund will  transfer all of its assets,  subject to its  liabilities,  to UBS U.S.  Small Cap  Growth  Fund (the
"Fund"),  a series of the Trust,  in exchange for a number of shares of the Fund equal in value to the net assets of Nasdaq-100 Fund (the "Exchange").  Shares of the Fund then will be distributed to Nasdaq-100 Fund  shareholders on a pro rata basis in liquidation of Nasdaq-100 Fund.

     The  Exchange  will be  accounted  for as a taxable  merger  of  investment companies.  The unaudited pro forma  statement of  investments  and statement of assets and liabilities reflect the financial position of the Fund and Nasdaq-100
Fund at June 30, 2003. The unaudited pro forma statement of operations  reflects the results of operations of the Fund and Nasdaq-100  Fund for the twelve months ended  June 30,  2003.  These  statements  have  been  derived  from the  Funds'
respective  books and records  utilized in calculating  daily net asset value at the dates indicated above under generally accepted  accounting  principles.  The historical cost of investment  securities of the Fund will be carried forward to the Fund,  as the  surviving  entity,  and results of operations of the Fund for pre-combination  periods  will not be  restated.  The cost  basis of  investment securities of the Nasdaq-100 Fund carried  forward to the surviving  entity will be the fair market  value of  investment  securities  at the close of the merger date.  The  fiscal  year ends for the Fund and  Nasdaq-100  Fund are June 30 and
September 30, respectively.

     The  pro  forma   statements  of  investments,   statement  of  assets  and
liabilities and statement of operations  should be read in conjunction  with the historical  financial  statements  of the  funds  included  or  incorporated  by reference in the respective  Statements of Additional  Information of the funds.
The pro forma combined  financial  statements are presented for information only and may not necessarily be representative of what the actual combined  financial statements would have been had the reorganization occurred at June 30, 2003.

NOTE 2--Portfolio Valuation:

     Securities for which market  quotations are readily available are valued at the last  available  sales  price on the  exchange  or market on which  they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally  traded. U.S. equity securities  traded  over-the-counter  are  valued at the most  recent bid price.
Investments in affiliated  investment  companies are valued at the daily closing net asset  value of the  respective  investment  company.  Securities  for which market quotations are not readily  available,  including  restricted  securities that are  subject  to  limitations  on their  sale,  are valued at fair value as determined  in good faith by or under the  direction of the  respective  trust's
Board of Trustees. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

NOTE 3--Shares of Beneficial Interest:

     The pro forma net asset value per share assumes 3,420,257 additional shares of beneficial  interest of the Fund were issued in connection  with the Exchange as of June 30,  2003.  The pro forma number of shares that would be issuable was calculated by dividing the net assets of Nasdaq-100 Fund at June 30, 2003 by the net asset value per share per class of the Fund at June 30, 2003.  The pro forma combined  number of Class A, Class B, Class C and Class Y shares  outstanding of
2,082,404,  1,376,488,  1,069,837  and  3,985,405,  respectively,   consists  of
1,098,460,  1,261,987,  993,169  and 66,641  shares,  respectively,  issuable to
Nasdaq-100 Fund as a result of the Exchange,  and 983,944,  114,501,  76,668 and
3,918,764 shares, respectively, of the Fund outstanding at June 30, 2003.

NOTE 4--Pro Forma Operating Expenses:

     The  accompanying  pro forma financial  statements  reflect changes in fund expenses as if the  Exchange,  had taken place on June 30, 2003.  Although it is anticipated that there will be an elimination of certain duplicative expenses as a  result  of the  Exchange,  the  actual  amount  of such  expenses  cannot  be determined because it is not possible to predict the cost of future operations.

NOTE 5--Merger Costs:

     Merger costs are estimated at  approximately  $120,000 and are not included in the pro forma  statement of operations  since UBS Global Asset  Management is paying these costs.  These costs represent the estimated  expenses of management of the Trust and UBS Mutual Funds Series Trust  carrying out  obligations  under the Exchange,  and consist of  management's  estimate of legal fees,  accounting fees, printing costs and mailing charges related to the Exchange.

NOTE 6--Federal Income Taxes:

     Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code").  After the Exchange, the Fund intends to continue to qualify as a regulated  investment  company,  if such  qualification is in the best interests of its  shareholders,  by complying with the provisions  available to certain  investment  companies,  as defined in applicable  sections of the Code,  and to make  distributions  of taxable income sufficient to relieve the Fund from all, or  substantially  all,  Federal income taxes.

     The identified cost of investments for the Funds is substantially  the same for both  financial  accounting  and Federal  income tax purposes.  The tax cost basis of investment  securities of the  Nasdaq-100  Fund carried  forward to the surviving  entity will be the fair market value of investment  securities at the close of the merger date of investments.

[The Statement of Additional Information for the Small Cap Fund, dated September
30, 2002, as previously filed via EDGAR, is incorporated herein by reference and will be mailed to any shareholder who requests this SAI.]

[The Annual Report of the Small Cap Fund for fiscal year ended June 30, 2003, as previously  filed via EDGAR,  is  incorporated  herein by reference  and will be mailed to any shareholders who requests this SAI.]

[The Annual Report of the  Nasdaq-100  Fund for the fiscal year ended  September
30, 2002, as previously filed via EDGAR, is incorporated herein by reference and will be mailed to any shareholder who requests this SAI.]

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification

     Indemnification  of the  Registrant's  Trustees is provided  for in Article
     VII, Sections 2 through 4 of the Registrant's  Agreement and Declaration of
     Trust dated August 9, 1993, as amended, as follows:

     Section 2. Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any  officer,  agent,  employee,  Manager or Principal  Underwriter  of the
     Trust,  nor shall any Trustee be responsible for the act or omission of any other Trustee,  and, subject to the provisions of the Bylaws, the Trust out of its assets may  indemnify  and hold  harmless each and every Trustee and officer of the Trust from and against any and all claims,  demands,  costs, losses,  expenses, and damages whatsoever arising out of or related to such
     Trustee's  performance  of his or her duties as a Trustee or officer of the
     Trust;  provided  that  nothing  herein  contained  shall  indemnify,  hold harmless or protect any Trustee or officer from or against any liability to the Trust or any  Shareholder to which he or she would otherwise be subject by reason of wilful  misfeasance,  bad faith,  gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Every note,  bond,  contract,  instrument,  certificate or undertaking  and every  other  act or thing  whatsoever  issued,  executed  or done by or on behalf of the Trust or the Trustees or any of them in  connection  with the
     Trust shall be  conclusively  deemed to have been issued,  executed or done only in or with  respect to their or his or her  capacity  as  Trustees  or
     Trustee,  and such  Trustees  or  Trustee  shall not be  personally  liable thereon.

     Section 3. Trustee's Good Faith Action,  Expert Advice,  No Bond or Surety.
     The  exercise by the Trustees of their  powers  hereunder  shall be binding upon everyone  interested in or dealing with the Trust.  A Trustee shall be liable  to the  Trust  and to any  Shareholder  solely  for  his or her own willful  misfeasance,  bad faith, gross negligence or reckless disregard of the duties  involved  in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law.  The  Trustees may take advice of counsel or other experts with respect to the meaning and operation of this  Declaration of Trust and shall be under no liability for any act or  omission  in  accordance  with such  advice nor for  failing to follow such advice.  The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

     Section 4.  Insurance.  The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses,  reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim,  action, suit or proceeding  in which he or she becomes  involved by virtue of his or her capacity or former capacity with the Trust,  whether or not the Trust would have the power to  indemnify  him or her against such  liability  under the provisions of this Article.

     Indemnification  of  Registrant's  custodian,  transfer  agent,  accounting services  provider,  administrator  and distributor  against certain stated
     liabilities is provided until May 9, 1997 under the following documents:

     (a)  Section 12 of Accounting  Services  Agreement,  between the Registrant and  Fund/Plan  Services,  Inc.,  incorporated  herein by reference to
          Post-Effective Amendment No. 16 to Registrant's Registration Statement
          on Form N-1A (File Nos. 33-47287 and 811-6637),  Exhibit 9(c) as filed electronically on February 15, 1996.

     (b)  Section 8 of  Administration  Agreement  between  the  Registrant  and
          Fund/Plan  Services,   Inc.,   incorporated  herein  by  reference  to
          Post-Effective Amendment No. 16 to Registrant's Registration Statement
          on Form N-1A (File Nos. 33-47287 and 811-6637),  Exhibit 9(b) as filed electronically on February 15, 1996.

     (c)  Section 14 of Custodian  Agreement  between the Registrant and Bankers
          Trust  Company,  incorporated  herein by reference  to  Post-Effective
          Amendment No. 13 to Registrant's  Registration  Statement on Form N-1A
          (File Nos. 33-47287 and 811-6637), Exhibit Nos. 8(a) and 8(b) as filed electronically on September 20, 1995.

     (d)  Section 19 of Shareholder  Services  Agreement between  Registrant and
          Fund/Plan  Services,   Inc.,   incorporated  herein  by  reference  to
          Post-Effective Amendment No. 16 to Registrant's Registration Statement
          on Form N-1A (File Nos. 33-47287 and 811-6637),  Exhibit 9(a) as filed electronically on February 15, 1996.

     (e)  Section  8  of  the  Underwriting  Agreement  between  Registrant  and
          Fund/Plan Broker Services,  Inc. are incorporated  herein by reference to  Post-Effective  Amendment  No.  16  to  Registrant's  Registration
          Statement on Form N-1A (File Nos. 33-47287 and 811-6637),  Exhibit No.
          (6) as filed electronically on February 15, 1996.

     Effective May 10, 1997, indemnification of Registrant's custodian, transfer agent, accounting services provider,  administrator and distributor against certain stated liabilities is provided for in the following documents:

     (a)  Sections I.8(a),  I.8(c)(iii),I.10,  II.A.2,  II.B.5,  II.C.6, III.1.,
          III.2.(b) through  III.2.(e),  III.4.(e) and III.9.(b) of the Multiple
          Services  Agreement  dated May 9, 1997,  as  amended,  between  Morgan
          Stanley Trust Company,  as succeeded by The Chase  Manhattan Bank, and the  Registrant  on  behalf  of  each  series  of  the  Registrant  is incorporated  by  reference  to  Post-Effective  Amendment  No.  25 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically on March 1, 1999.

     Effective  November 5, 2001,  indemnification  of Registrant's  distributor against  certain  stated  liabilities  is  provided  for in  the  following document:

     (a)  Section 9(a) of the Principal Underwriting Contract between UBS Global
          Asset Management (US) Inc. and the Registrant on behalf of each series dated November 5, 2001 is incorporated by reference to  Post-Effective
          Amendment No. 37 to Registrant's  Registration  Statement on Form N-1A
          (Nos. 33-47287 and 811-6637) as filed electronically on July 19, 2002.

     Effective August 20, 2001,  indemnification of Registrant's  transfer agent against  certain  stated  liabilities  is  provided  for in  the  following document:

     (a)  Section 12 of the  Transfer  Agency  and  Related  Services  Agreement
          between UBS Global Asset  Management  (US) Inc. and the  Registrant on
          behalf  of each  series  dated  August  20,  2001 is  incorporated  by
          reference  to   Post-Effective   Amendment  No.  38  to   Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically on July 19, 2002.

Item 16. Exhibits

     1.   Charter Documents.

          A.   (1)  Certificate of Trust of the Registrant dated August 9, 1993, as filed  with the Office of the  Secretary  of State of the
                    State of Delaware on August 13, 1993, is incorporated herein
                    by  reference  to   Post-Effective   Amendment   No.  21  to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed electronically with the U.S.
                    Securities and Exchange  Commission ("SEC") on September 15,
                    1998.

               (2)  Amendment to  Certificate  of Trust dated  February 15, 2002 changing the Trust's name to The UBS Funds,  is incorporated herein by reference to  Post-Effective  Amendment  No. 39 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on September 30, 2002.

          B.   (1)  Agreement and Declaration of Trust (the "Declaration") dated
                    August  19,  1993,   as  amended,   of  the   Registrant  is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 21 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on September 15, 1998.

               (2)  Amendment  No. 1 to the  Declaration,  dated May 21, 2001 is incorporated herein by reference to Post-Effective Amendment
                    No. 34 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 31, 2001.

               (3)  Amendment  No. 2 to the  Declaration  dated July 29, 2002 to change the  principal  place of  business  of the Trust,  is incorporated herein by reference to Post-Effective Amendment
                    No. 39 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on September 30, 2002.

          C.   Certificates   of  the   Secretary/Assistant   Secretary  of  the
               Registrant  to  the   Declaration  re:   applicable   resolutions
               pertaining to:

               (a)  Meeting held August 9, 1993  designating  initial  eight (8)
                    Series of shares (from The UBS Funds,  Inc.) is incorporated herein by reference to  Post-Effective  Amendment  No. 21 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on September 15, 1998.

               (b)  Meeting held  November 8, 1993  creating  Class B Shares and redesignating  Class A  Shares  is  incorporated  herein  by reference to Post-Effective Amendment No. 21 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637) as filed  electronically with the SEC on September
                    15, 1998.

               (c)  Meeting  held  February 21, 1995 adding Class A and B shares to the  Brinson  Short-Term  Global  Income Fund and Brinson
                    U.S. Cash  Management Fund and adding Class C shares for all
                    Series is incorporated herein by reference to Post-Effective
                    Amendment No. 21 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on September 15, 1998.

               (d)  Meeting  held May 22, 1995  redesignating  Class A shares to
                    Brinson  Class  shares and Class C shares to SwissKey  Class shares is incorporated herein by reference to Post-Effective
                    Amendment No. 21 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on September 15, 1998.

               (e)  Unanimous  written consent of Trustees  executed on July 27,
                    1995   changing   the  names  of  Series,   as  follows  and
                    redesignating  the  Brinson  Class  and  SwissKey  Class  is incorporated herein by reference to Post-Effective Amendment
                    No. 21 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on September 15, 1998:

                    (i)  Redesignation  of the Brinson Global Fund to the Global
                         Fund;

                    (ii) Redesignation  of the  Brinson  Global Bond Fund to the
                         Global Bond Fund;

                    (iii)Redesignation  of the Brinson  Non-U.S.  Equity Fund to
                         the Non-U.S. Equity Fund;

                    (iv) Redesignation  of the Brinson Global Equity Fund to the
                         Global Equity Fund;

                    (v)  Redesignation  of the Brinson  U.S.  Equity Fund to the
                         U.S. Equity Fund;

                    (vi) Redesignation of the Brinson U.S.  Balanced Fund to the
                         U.S. Balanced Fund;

                    (vii)Redesignation  of the  Brinson  U.S.  Bond  Fund to the
                         U.S. Bond Fund.

               (f)  Meeting   held   November  20,  1995   eliminating   Brinson
                    Short-Term  Global  Income  Fund is  incorporated  herein by reference to Post-Effective Amendment No. 21 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637) as filed  electronically with the SEC on September
                    15, 1998.

               (g)  Meeting  held  August  26,  1996   eliminating   U.S.   Cash
                    Management  Fund  and  Non-U.S.  Bond  Fund is  incorporated herein by reference to  Post-Effective  Amendment  No. 21 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on September 15, 1998.

               (h)  Meeting held May 19, 1997  redesignating  Brinson Fund Class as Brinson Fund -- Class I and adding  Brinson Fund -- Class
                    N is  incorporated  herein by  reference  to  Post-Effective
                    Amendment No. 21 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on September 15, 1998.

               (i)  Meeting   held   November   24,  1997   adding  U.S.   Large
                    Capitalization  Equity Fund and adding Brinson Fund -- Class
                    I Shares,  SwissKey  Fund Class and Brinson  Fund -- Class N
                    Shares to such Series is incorporated herein by reference to
                    Post-Effective Amendment No. 21 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

               (j)  Meeting held August 24, 1998 approving  redesignation of the
                    SwissKey  Class  to  the  UBS  Investment   Funds  Class  is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 27 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on May 3, 1999.

               (k)  Meeting held August 24, 1998 approving  redesignation of the
                    Non-U.S.  Equity Fund to the Global (ex-U.S.) Equity Fund is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 27 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on May 3, 1999.

               (l)  Meeting held August 24, 1998  establishing  and  designating the  U.S.  Large  Capitalization  Growth  Fund,  U.S.  Small
                    Capitalization  Fund, High Yield Bond Fund, Emerging Markets
                    Equity  Fund and  Emerging  Markets  Debt  Fund  and  adding
                    Brinson Fund - Class I Shares, UBS Investment Funds class of shares and  Brinson  Fund - Class N Shares to such Series is incorporated herein by reference to Post-Effective Amendment
                    No. 27 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on May 3, 1999.

               (m)  Meeting held November 23, 1998  redesignating the High Yield
                    Bond   Fund  to  the  High   Yield   Fund  and  U.S.   Small
                    Capitalization Fund as the U.S. Small Capitalization  Growth
                    Fund is incorporated  herein by reference to  Post-Effective
                    Amendment No. 27 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on May 3, 1999.

               (n)  Meeting held February 28, 2000  establishing and designating the Global  Technology Fund, Global Biotech Fund, U.S. Small
                    Cap Equity Fund, U.S. Value Equity Fund and U.S. Real Estate
                    Equity Fund and adding  Brinson Fund -- Class I Shares,  UBS
                    Investment Funds class of shares and Brinson Fund -- Class N
                    Shares to such Series is incorporated herein by reference to
                    Post-Effective Amendment No. 30 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on May 2, 2000.

               (o)  Meeting held February 28, 2000  redesignating the U.S. Large
                    Capitalization Equity Fund, U.S. Large Capitalization Growth
                    and U.S. Small Capitalization  Growth Fund as the U.S. Large
                    Cap Equity Fund,  U.S.  Large Cap Growth Fund and U.S. Small
                    Cap Growth Fund,  respectively,  is  incorporated  herein by reference to Post-Effective Amendment No. 30 to Registrant's
                    Registration  Statement  on Form N- 1A  (Nos.  33-47287  and
                    811-6637)  as  filed  electronically  with the SEC on May 2,
                    2000.

               (p)  Meeting  held  August  21,  2000  redesignating  the  Global
                    (Ex-U.S.)  Equity Fund as the  International  Equity Fund is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 33 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on December 7, 2000.

               (q)  Meeting held May 21, 2001  redesignating  the Global Fund as the Global Balanced Fund is incorporated herein by reference
                    to   Post-Effective   Amendment   No.  34  to   Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637) as filed  electronically  with the SEC on July 31,
                    2001.

               (r)  Meeting  held May 21, 2001  creating  Brinson  Fund-Class  A
                    Shares, Brinson Fund-Class B Shares and Brinson Fund-Class C
                    Shares of each Series is incorporated herein by reference to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

               (s)  Meeting  held  May  21,  2001   redesignating   the  Brinson
                    Fund-Class  I Shares as the Brinson  Fund-Class  Y Shares of
                    each  Series  is   incorporated   herein  by   reference  to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

               (t)  Meeting  held May 21,  2001  abolishing  the UBS  Investment
                    Funds Class of Shares of each Series is incorporated  herein
                    by  reference  to   Post-Effective   Amendment   No.  34  to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on July 31, 2001.

               (u)  Unanimous written consent of Trustees executed June 20, 2002 changing the name of UBS Global  Balanced Fund to UBS Global
                    Allocation  Fund is  incorporated  herein  by  reference  to
                    Post-Effective Amendment No. 38 as filed electronically with the SEC on July 19, 2002.

               (v)  Meeting  held June 3, 2002  regarding  the  liquidation  and dissolution  of UBS  Global  Technology  Fund and UBS Global
                    Biotech  Fund  is   incorporated   herein  by  reference  to
                    Post-Effective Amendment No. 39 as filed electronically with the SEC on September 30, 2002.

     2.   By-Laws.

          A.   By-Laws of The UBS Funds  (f/k/a The Brinson  Funds) dated August
               9, 1993, are incorporated  herein by reference to  Post-Effective
               Amendment No. 17 to Registrant's  Registration  Statement on Form
               N-1A (File Nos. 33-47287 and 811-6637),  as filed  electronically with the SEC on August 29, 1996.

          B.   Amendment  to the By-Laws  dated  April 25, 2002 is  incorporated herein by reference to  Post-Effective  Amendment No. 37 as filed electronically with the SEC on July 19, 2002.

     3.   Voting Trust Agreement.

          Not applicable.

     4.   Agreement of Acquisition, Reorganization, Merger and Liquidation.

          Form of  Agreement  and Plan of  Reorganization  is filed  herewith as
          Exhibit A to the Prospectus/Proxy Statement.

     5.   Instruments Defining the Rights of Security Holders.

          A.   Form  of  Specimen   Share   Certificate  of  The  UBS  Funds  is
               incorporated herein by reference to Post-Effective  Amendment No.
               21 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 15, 1998.

               The rights of  security  holders of the  Registrant  are  further defined in the following sections of the Registrant's By-Laws and
               Declaration  and are herein  incorporated  by  reference  to such documents as applicable:

               (1)  By-Laws.

                    Article II - "Voting," Section 7 and Section 10.

               (2)  Declaration.

                    Article III - "Shares," Section 1, Section 2 and Section 6.

     6.   Investment Advisory Contracts.

          A.   Investment  Advisory  Agreement  dated July 1, 2002  between  UBS
               Global Asset  Management  (Americas) Inc. (the "Advisor") and the
               Registrant  on  behalf  of the  UBS  Global  Allocation  Fund  is incorporated herein by reference to Post-Effective  Amendment No.
               39 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

          B.   Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant on behalf of the UBS Global Bond Fund is incorporated  herein by reference to Post-Effective  Amendment
               No. 39 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

          C.   Investment  Advisory  Agreement  dated April 25, 1995 between the
               Advisor  and the  Registrant  on behalf of the UBS  International
               Equity Fund series, and Secretary's  Certificate relating thereto is incorporated  herein by reference to Post-Effective  Amendment
               No. 21 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 15, 1998.

               (1)  Certificate of the Secretary and  resolutions  redesignating the Global (Ex-U.S.) Equity Fund as the International Equity
                    Fund is incorporated  herein by reference to  Post-Effective
                    Amendment No. 33 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on December 7, 2000.

          D.   Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor  and the  Registrant  on behalf of the UBS Global  Equity
               Fund (f/k/a  Brinson  Global Equity Fund) series is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  39  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and 811-6637) as filed  electronically  with the SEC on September
               30, 2002.

          E.   Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the Registrant on behalf of the UBS U.S.  Equity Fund
               (f/k/a Brinson U.S. Equity Fund) series is incorporated herein by reference  to  Post-Effective  Amendment  No. 39 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on September 30, 2002.

          F.   Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor  and the  Registrant  on behalf of the UBS U.S.  Balanced
               Fund (f/k/a Brinson U.S.  Balanced  Fund) series is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  39  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and 811-6637) as filed  electronically  with the SEC on September
               30, 2002.

          G.   Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Bond Fund
               (f/k/a Brinson U.S. Bond Fund) series is  incorporated  herein by reference  to  Post-Effective  Amendment  No. 39 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on September 30, 2002.

          H.   Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Large Cap
               Growth  Fund  series  is  incorporated  herein  by  reference  to
               Post-Effective  Amendment  No.  39 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on September 30, 2002.

          I.   Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Small Cap
               Growth  Fund  series  is  incorporated  herein  by  reference  to
               Post-Effective  Amendment  No.  39 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on September 30, 2002.

          J.   Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS High Yield Fund series is  incorporated  herein by  reference  to  Post-Effective
               Amendment No. 39 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on September 30, 2002.

          K.   Investment Advisory Agreement dated December 10, 1998 between the
               Advisor and the Registrant on behalf of the UBS Emerging  Markets
               Equity  Fund  series  is  incorporated  herein  by  reference  to
               Post-Effective  Amendment  No.  25 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on March 1, 1999.

               (1)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating  the  Investment  Advisory  Agreement  of the  UBS
                    Emerging  Markets  Equity  Fund is  incorporated  herein  by reference to Post-Effective Amendment No. 34 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637) as filed  electronically  with the SEC on July 31,
                    2001.

          L.   Investment Advisory Agreement dated December 10, 1998 between the
               Advisor and the Registrant on behalf of the UBS Emerging  Markets
               Debt  Fund  series  is   incorporated   herein  by  reference  to
               Post-Effective  Amendment  No.  25 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on March l, 1999.

               (1)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating  the  Investment  Advisory  Agreement  of the  UBS
                    Emerging  Markets  Debt  Fund  is  incorporated   herein  by
                    reference to Post-Effective Amendment No. 34 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637) as filed  electronically  with the SEC on July 31,
                    2001.

          M.   Investment  Advisory  Agreement  dated May 23,  2000  between the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Small Cap
               Equity  Fund  series  is  incorporated  herein  by  reference  to
               Post-Effective  Amendment  No.  31 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on August 29, 2000.

               (1)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating  the  Investment  Advisory  Agreement  of the U.S.
                    Small Cap Equity Fund is incorporated herein by reference to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

          N.   Investment  Advisory  Agreement  dated July l, 2002  between  the
               Advisor and the Registrant on behalf of the UBS U.S. Value Equity
               Fund series is incorporated herein by reference to Post-Effective
               Amendment No. 39 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC September 30, 2002.

          O.   Investment  Advisory Agreement dated December 7, 2000 between the
               Advisor and the  Registrant on behalf of the UBS U.S. Real Estate
               Equity  Fund  series  is  incorporated  herein  by  reference  to
               Post-Effective  Amendment  No.  34 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on July 31, 2001.

               (1)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating the Investment  Advisory Agreement of the UBS U.S.
                    Real Estate Equity Fund is incorporated  herein by reference
                    to   Post-Effective   Amendment   No.  34  to   Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637) as filed  electronically  with the SEC on July 31,
                    2001.

          P.   Sub-Advisory Agreement dated December 7, 2000 between the Advisor and  UBS  Global  Asset  Management  (New  York),  Inc.  and  the
               Registrant on behalf of the UBS U.S. Large Cap Growth Fund series is incorporated  herein by reference to Post-Effective  Amendment
               No. 34 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               July 31, 2001.

          Q.   Sub-Advisory Agreement dated December 7, 2000 between the Advisor and  UBS  Global  Asset  Management  (New  York),  Inc.  and  the
               Registrant on behalf of the UBS U.S. Small Cap Growth Fund series is incorporated  herein by reference to Post-Effective  Amendment
               No. 34 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               July 31, 2001.

          R.   Sub-Advisory Agreement dated December 7, 2000 between the Advisor and  UBS  Global  Asset  Management  (New  York),  Inc.  and  the
               Registrant  on behalf of the UBS U.S.  High Yield Fund  series is incorporated herein by reference to Post-Effective  Amendment No.
               34 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               July 31, 2001.

          S.   Sub-Advisory Agreement dated December 7, 2000 between the Advisor and  UBS  Global  Asset  Management  (New  York),  Inc.  and  the
               Registrant  on behalf of the UBS U.S.  Real  Estate  Equity  Fund series is  incorporated  herein by  reference  to  Post-Effective
               Amendment No. 34 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 31, 2001.

     7.   Underwriting or Distribution Contracts.

          Principal Underwriting  Contract,  dated November 5, 2001, between UBS
          Global Asset Management (US) Inc. (f/k/a Brinson  Advisors,  Inc.) and
          the Registrant is incorporated  herein by reference to  Post-Effective
          Amendment  No.  37 as  filed  electronically  with the SEC on July 19,
          2002.

     8.   Bonus, Profit Sharing, Pension or Other Similar Contracts.

          Not Applicable.

     9.   Custodian Agreements.

          A.   Custodial  arrangements are provided under the Multiple  Services
               Agreement  dated May 9, 1997,  as amended  through  December  10,
               1998,  between  Morgan Stanley Trust Company and succeeded by The
               Chase Manhattan Bank, and the Registrant on behalf of each series
               of  the  Registrant  is  incorporated   herein  by  reference  to
               Post-Effective  Amendment  No.  25 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on March 1, 1999.

               (1)  Amendment  dated May 9, 2000 relating to Fee  Obligation and
                    Continuation of the Registrant's Multiple Services Agreement
                    is  incorporated   herein  by  reference  to  Post-Effective
                    Amendment No. 34 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on July 31, 2001.

               (2)  Amended  Schedule A, as amended  through  April 28, 2000, to the  Registrant's  Multiple  Services  Agreement  Securities
                    Lending Authorization is incorporated herein by reference to
                    Post-Effective Amendment No. 31 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on August 29, 2000.

               (3)  Amended Attachment A, as amended through August 19, 2002, to the  Registrant's  Multiple  Services  Agreement  Securities
                    Lending Authorization is incorporated herein by reference to
                    Post-Effective Amendment No. 39 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

               (4)  Revised  Schedule B3, as approved through August 19, 2002 to the Registrant's Multiple Services Agreement is incorporated herein by reference to  Post-Effective  Amendment  No. 39 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    3347287 and 811-6637) as filed  electronically  with the SEC on September 30, 2002.

               (5)  Amended  Schedule B 1 and  Schedule  F, as  amended  through
                    April  28,  2000,  to  the  Registrant's  Multiple  Services
                    Agreement   is   incorporated   herein   by   reference   to
                    Post-Effective Amendment No. 31 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on August 29, 2000.

               (6)  Amendment, dated May 21, 2001 relating to the Appointment of
                    Brinson  Advisors,  Inc.  to serve as  administrator  to the
                    Trust is incorporated  herein by reference to Post-Effective
                    Amendment No. 39 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on September 30, 2002.

          B.   Co-custodial  arrangements  between  Investors  Bank & Trust  and
               Chase Global Funds  Services  Company dated  December 18, 1998 is incorporated herein by reference to Post-Effective  Amendment No.
               25 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               March 1, 1999.

     10.  Rule 12b-1 Plans and Rule 18f-3 Plans.

          A.   Rule 12b-1 Plans.

               (1)  Shareholder  Services Plan dated October 29, 2001 as revised
                    April 8, 2002,  relating  to Class A shares  (f/k/a  Brinson
                    Fund Class A shares)  of each  series of the  Registrant  is incorporated herein by reference to Post-Effective Amendment
                    No. 38 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 19, 2002.

               (2)  12b-1 plan dated  October 29, 2001 as revised April 8, 2002, relating to the Class B shares (f/k/a/  Brinson Fund Class B shares) of each  series of the  Registrant  is  incorporated herein by reference to  Post-Effective  Amendment  No. 38 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on July 19, 2002.

               (3)  12b-1 plan dated  October 29, 2001 as revised April 8, 2002, relating to the Class C shares  (f/k/a  Brinson Fund Class C shares) of each  series of the  Registrant  is  incorporated herein by reference to  Post-Effective  Amendment  No. 38 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on July 19, 2002.

          B.   Rule 18f-3 Plans.

               (1)  Revised Multiple Class Plan adopted May 22, 1995, as amended through June 11, 1999,  pursuant to Rule 18f--3 on behalf of each  series of the  Registrant  is  incorporated  herein by reference to Post-Effective Amendment No. 30 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637)  as  filed  electronically  with the SEC on May 2,
                    2000.

                    (a)  Appendix A to the  Registrant's  Revised Multiple Class
                         Plan adopted May 22, 1995, as amended through April 28,
                         2000, adding the Global Technology Fund, Global Biotech
                         Fund,  U.S.  Small Cap Equity Fund,  U.S.  Value Equity
                         Fund and U.S.  Real Estate Equity Fund pursuant to Rule
                         18f-3  is   incorporated   herein   by   reference   to
                         Post-Effective   Amendment   No.  30  to   Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637) as filed  electronically  with the SEC on May
                         2, 2000.

               (2)  Amended and Restated Multiple Class Plan, adopted on May 22,
                    1995,  as amended and restated on May 21, 2001,  pursuant to
                    Rule  18f-3 on behalf of each  series of the  Registrant  is incorporated herein by reference to Post-Effective Amendment
                    No. 34 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 31, 2001.

     11.  An opinion and consent of counsel as to the legality of the securities being registered,  indicating whether they will, when sold, be legally issued, fully paid and nonassessable.

          Legal opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the
          Registrant,  dated  September  27,  2002,  as to the  legality  of the securities  being  registered is  incorporated  herein by reference to
          Post-Effective Amendment No. 39 to Registrant's Registration Statement
          on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

     12.  An  opinion,  and  consent to their use,  of counsel or, in lieu of an opinion,  a copy of the  revenue  ruling  from  the  Internal  Revenue
          Service,  supporting the tax matters and  consequences to shareholders discussed in the prospectus.

          Form of tax opinion of Stradley,  Ronon, Stevens & Young, LLP, counsel to the  Registrant,  supporting  the tax matters and  consequences  to
          shareholders   discussed   in  the   Prospectus/Proxy   Statement   is
          incorporated  by  reference to the  Pre-effective  amendment #1 to the
          Registrant's  Registration  Statement on Form N-14  (Accession  Number
          0001137439-03-000093),   as  filed  electronically  with  the  SEC  on
          September 4, 2003.

     13.  Other Material Contracts.

          A.   Administration  Agreement,  dated May 21, 2001,  between  Brinson
               Advisors,  Inc.  and the  Registrant  is  incorporated  herein by
               reference   to   Post-Effective   Amendment   No.   37  as  filed
               electronically with the SEC on July 19, 2002.

          B.   Administration Agreement,  dated May 21, 2001, as revised June 3,
               2002,  between  UBS  Global  Asset  Management  (US) Inc.  (f/k/a
               Brinson Advisors Inc.) and the Registrant is incorporated  herein
               by  reference  to  Post-Effective   Amendment  No.  38  as  filed
               electronically with the SEC on July 19, 2002.

          C.   Transfer Agency and Related Services Agreement,  dated August 20,
               2001, between PFPC Inc. and the Registrant is incorporated herein
               by  reference  to  Post-Effective   Amendment  No.  38  as  filed
               electronically with the SEC on July 19, 2002.

     14.  Other Opinions and Consents.

          Consents of Ernst & Young, LLP,  independent  auditors to the UBS U.S.
          Small Cap Growth Fund and the UBS Enhanced  NASDAQ-100  Fund are filed electronically as Exhibit No. EX-99.14.

     15.  Omitted Financial Statements.

          Not Applicable.

     16.  Power of Attorney.

          A.   Powers  of  Attorney   appointing  Amy  R.  Doberman,   David  M.
               Goldenberg,  Bruce G. Leto, Mark A. Sheehan and Jana L. Cresswell
               as  attorneys-in-fact  and agents to Frank K.  Reilly,  Walter E.
               Auch, Edward M. Roob and Paul H. Schubert are incorporated herein by reference to  Post-Effective  Amendment No. 39 to Registrant's
               Registration  Statement on Form N-1A (Nos.  3347287 and 811-6637)
               as filed electronically with the SEC on September 30, 2002.

          B.   Powers  of  Attorney  dated  May  19,  2003,  appointing  Amy  R.
               Doberman, David M. Goldenberg, Bruce G. Leto, Mark A. Sheehan and
               Jana L.  Cresswell  as  attorneys-in-fact  and agents to Brian M.
               Storms and Joseph Varnas,  are  incorporated  by reference to the
               Registrant's   initial   Registration   Statement  on  Form  N-14
               (Accession Number 0001137439-03-000073),  as filed electronically with the SEC on August 5, 2003..

     17.  Additional Exhibits.

          Not Applicable.

Item 17. Undertakings

     (1)  Insofar  as   indemnification   for  liabilities   arising  under  the
          Securities  Act of 1933 may be  permitted to  directors,  officers and controlling  persons  of the  Registrant  pursuant  to Rule 484 of the
          Securities Act of 1933, as amended (the "1933 Act"), or otherwise, the
          Registrant  has been advised that in the opinion of the Securities and
          Exchange  Commission such  indemnification is against public policy as expressed  in the 1933 Act and is,  therefore,  unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the  Registrant of expenses  incurred or paid by a director,  officer  or  controlling  person of the  Registrant  in the successful  defense of any action,  suit or proceeding) is asserted by such  director,  officer  or  controlling  person in  connection  with securities  being  registered,  the  Registrant  will,  unless  in the opinion of its  counsel  the matter  has been  settled by  controlling precedent,  submit to a court of appropriate jurisdiction the question whether  such  indemnification  by  it is  against  public  policy  as expressed  in  the  1933  Act  and  will  be  governed  by  the  final adjudication of such issue.

     (2)  The undersigned  registrant agrees that prior to any public reoffering of the securities  registered through the use of a prospectus which is a part of this  registration  statement  by any person or party who is deemed to be an  underwriter  within the meaning of Rule 145(c) of the
          1933 Act,  the  reoffering  prospectus  will  contain the  information called for by the  applicable  registration  form for  reofferings  by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (3)  The undersigned  registrant agrees that every prospectus that is filed under  paragraph  (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective,  and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein,  and the offering of the securities  at that time shall be deemed to be the  initial  bona fide offering of them.

                                   SIGNATURES

Pursuant to the  requirements  of the Securities  Act of 1933, as amended,  (the
"1933 Act") the Registrant  certifies that it meets all of the  requirements for effectiveness of this Registration  Statement  pursuant to Rule 485(b) under the
1933 Act and has duly caused  this  Registration  Statement  to be signed on its behalf by the  undersigned,  thereunto duly  authorized in the City of New York, and the State of New York on the 17th day of September 2003.

                                   THE UBS FUNDS

                                   By:/s/ Joseph Varnas
                                      --------------------------------
                                      Joseph Varnas*
                                      President

As required by the 1933 Act, this registration  statement has been signed by the following persons in the capacities and on the dates indicated.

         Signature                  Title                         Date
         ---------                  -----                         ----

/s/ Joseph Varnas                President                 September 17, 2003
------------------------------
Joseph Varnas*

/s/ Brian M. Storms              Trustee                   September 17, 2003
------------------------------
Brian M. Storms*

/s/ Frank K. Reilly              Chairman and              September 17, 2003
------------------------------
Frank K. Reilly*                 Trustee

/s/ Paul H. Schubert             Principal Accounting      September 17, 2003
------------------------------
Paul H. Schubert*                Officer and Treasurer

/s/ Walter E. Auch               Trustee                   September 17, 2003
------------------------------
Walter E. Auch*

/s/ Edward M. Roob               Trustee                   September 17, 2003
------------------------------
Edward M. Roob*

     * By:   /s/ David M. Goldenberg
            --------------------------------------------
             David M. Goldenberg, Attorney-in-Fact
             (Pursuant to Power of Attorney, incorporated herein by reference)

EXHIBIT INDEX

Exhibit No.                                    Exhibit
-----------                                    -------

EX-99.14                            Consent of Independent Auditor